                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. [ ]

                      [ ] Post-Effective Amendment No. [ ]

                        (Check Appropriate Box or Boxes)

                      Seligman Municipal Fund Series, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 671-1947
                        (Area Code and Telephone Number)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                Scott R. Plummer
                     (Name and Address of Agent for Service)

      5228 Ameriprise Financial Center Minneapolis MN 55474
             (Number and Street) (City) (State) (Zip Code)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered:  Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine. It is proposed that this filing will become effective on April 1, 2009.

                                 SELIGMAN FUNDS
                        734 Ameriprise Financial Center,
                          Minneapolis, Minnesota 55474

                NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

                             TO BE HELD JUNE 2, 2009

                      SELIGMAN MUNICIPAL FUND SERIES, INC.
                        Seligman Colorado Municipal Class
                        Seligman Georgia Municipal Class
                       Seligman Louisiana Municipal Class
                        Seligman Maryland Municipal Class
                     Seligman Massachusetts Municipal Class
                        Seligman Michigan Municipal Class
                        Seligman Missouri Municipal Class
                          Seligman Ohio Municipal Class
                         Seligman Oregon Municipal Class
                     Seligman South Carolina Municipal Class
                         SELIGMAN MUNICIPAL SERIES TRUST
                        Seligman Florida Municipal Series
                    Seligman North Carolina Municipal Series
                    SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.
                   SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

A Joint Special Meeting of Shareholders (the "Meeting") of each of the Seligman Funds listed above will be held at 10 a.m. CDT on June 2, 2009, at The Marquette
Hotel, 710 Marquette Avenue, Minneapolis, Minnesota 55402 in the            Room
on the            floor. At the Meeting, shareholders will consider the
following proposal with respect to their Selling Fund:

  To approve an Agreement and Plan of Reorganization by and among each Selling Fund, the Buying Fund and RiverSource Investments, LLC (the "Agreement and Plan of Reorganization"). Each Selling Fund will vote separately on the relevant proposal as indicated below:

PROPOSAL  SELLING FUND                                 BUYING FUND
1         Seligman Colorado Municipal Class            Seligman National Municipal Class
2         Seligman Florida Municipal Series            Seligman National Municipal Class
3         Seligman Georgia Municipal Class             Seligman National Municipal Class
4         Seligman Louisiana Municipal Class           Seligman National Municipal Class
5         Seligman Maryland Municipal Class            Seligman National Municipal Class
6         Seligman Massachusetts Municipal Class       Seligman National Municipal Class
7         Seligman Michigan Municipal Class            Seligman National Municipal Class
8         Seligman Missouri Municipal Class            Seligman National Municipal Class
9         Seligman New Jersey Municipal Fund, Inc.     Seligman National Municipal Class
10        Seligman North Carolina Municipal Series     Seligman National Municipal Class
11        Seligman Ohio Municipal Class                Seligman National Municipal Class
12        Seligman Oregon Municipal Class              Seligman National Municipal Class
          Seligman Pennsylvania Municipal Fund
13        Series                                       Seligman National Municipal Class
14        Seligman South Carolina Municipal Class      Seligman National Municipal Class


  Pursuant to the Agreement and Plan of Reorganization, each Selling Fund will transfer all of its assets attributable to each class of its shares to the Buying Fund in exchange for shares of the corresponding class of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

Please take some time to read the combined proxy statement/prospectus. It discusses these proposals in more detail. If you were a shareholder on April 3, 2009, you may vote at the Meeting or at any adjournment or postponement of the Meeting. We hope you can attend the Meeting. If you cannot attend, please vote by telephone, internet or mail. Just follow the instructions on the enclosed proxy card. If you have questions, please call toll free at (866) 438-8932. It is important that you vote. The Board of Directors/Trustees of each Selling Fund recommends that you vote FOR the proposal applicable to it. The combined proxy statement/prospectus is expected to be mailed to shareholders on or about April 4, 2009.

                                    By order of the Boards of Directors/Trustees

                                    Scott R. Plummer, Secretary
                                    April 4, 2009

                      SELIGMAN MUNICIPAL FUND SERIES, INC.
                        Seligman Colorado Municipal Class
                        Seligman Georgia Municipal Class
                       Seligman Louisiana Municipal Class
                        Seligman Maryland Municipal Class
                     Seligman Massachusetts Municipal Class
                        Seligman Michigan Municipal Class
                        Seligman Missouri Municipal Class
                          Seligman Ohio Municipal Class
                         Seligman Oregon Municipal Class
                     Seligman South Carolina Municipal Class
                         SELIGMAN MUNICIPAL SERIES TRUST
                        Seligman Florida Municipal Series
                    Seligman North Carolina Municipal Series
                    SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.
                   SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

                       COMBINED PROXY STATEMENT/PROSPECTUS

                               DATED APRIL 4, 2009

This document is a proxy statement for each Selling Fund (as defined below) and a prospectus for the Buying Fund (as defined below). The address and telephone number of each Selling Fund and the Buying Fund is 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 and (888)791-3380. This combined proxy statement/prospectus and the enclosed proxy card are expected to be mailed to shareholders ("shareholders" or "stockholders") on or about April 4, 2009. This combined proxy statement/prospectus contains information you should know before voting on the following proposal with respect to your Selling Fund (as indicated below):


                                                                 TO BE VOTED ON
PROPOSAL                                                         BY SHAREHOLDERS OF:
------------------------------------------------------------------------------------------------------------
1. To approve the Agreement and Plan of Reorganization (the      Seligman Colorado Municipal Class
   "Agreement") by and among Seligman Colorado Municipal
   Class ("Seligman Colorado Fund" or the "Selling Fund"), a
   series of Seligman Municipal Fund Series, Inc., Seligman
   National Municipal Class ("Seligman National Fund" or the
   "Buying Fund"), a series of Seligman Municipal Fund
   Series, Inc., and RiverSource Investments, LLC. Under this
   Agreement, the Selling Fund will transfer all of its
   assets attributable to each class of its shares to the
   Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the
   assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be
   distributed proportionately to shareholders of the
   relevant class of the Selling Fund.
     Selling Fund                           Buying Fund
     Class A                              Class A
     Class C                              Class C

------------------------------------------------------------------------------------------------------------
2. To approve the Agreement and Plan of Reorganization (the      Seligman Florida Municipal Series
   "Agreement") by and among Seligman Florida Municipal
   Series ("Seligman Florida Fund" or the "Selling Fund"), a
   series of Seligman Municipal Series Trust, Seligman
   National Municipal Class ("Seligman National Fund" or the
   "Buying Fund"), a series of Seligman Municipal Fund
   Series, Inc., and RiverSource Investments, LLC. Under this
   Agreement, the Selling Fund will transfer all of its
   assets attributable to each class of its shares to the
   Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the
   assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be
   distributed proportionately to shareholders of the
   relevant class of the Selling Fund.
     Selling Fund                           Buying Fund
     Class A                              Class A
     Class C                              Class C

------------------------------------------------------------------------------------------------------------

                                                                 TO BE VOTED ON
PROPOSAL                                                         BY SHAREHOLDERS OF:
------------------------------------------------------------------------------------------------------------
3. To approve the Agreement and Plan of Reorganization (the      Seligman Georgia Municipal Class
   "Agreement") by and among Seligman Georgia Municipal Class
   ("Seligman Georgia Fund" or the "Selling Fund"), a series
   of Seligman Municipal Fund Series, Inc., Seligman National
   Municipal Class ("Seligman National Fund" or the "Buying
   Fund"), a series of Seligman Municipal Fund Series, Inc.,
   and RiverSource Investments, LLC. Under this Agreement,
   the Selling Fund will transfer all of its assets
   attributable to each class of its shares to the Buying
   Fund, as indicated below, in exchange for shares of the
   corresponding class of the Buying Fund and the assumption
   by the Buying Fund of all of the liabilities of the
   Selling Fund. The Buying Fund shares will be distributed
   proportionately to shareholders of the relevant class of
   the Selling Fund.
     Selling Fund                           Buying Fund
     Class A                              Class A
     Class C                              Class C

------------------------------------------------------------------------------------------------------------
4. To approve the Agreement and Plan of Reorganization (the      Seligman Louisiana Municipal Class
   "Agreement") by and among Seligman Louisiana Municipal
   Class ("Seligman Louisiana Fund" or the "Selling Fund"), a
   series of Seligman Municipal Fund Series, Inc., Seligman
   National Municipal Class ("Seligman National Fund" or the
   "Buying Fund"), a series of Seligman Municipal Fund
   Series, Inc., and RiverSource Investments, LLC. Under this
   Agreement, the Selling Fund will transfer all of its
   assets attributable to each class of its shares to the
   Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the
   assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be
   distributed proportionately to shareholders of the
   relevant class of the Selling Fund.
     Selling Fund                           Buying Fund
     Class A                              Class A
     Class C                              Class C

------------------------------------------------------------------------------------------------------------
5. To approve the Agreement and Plan of Reorganization (the      Seligman Maryland Municipal Class
   "Agreement") by and among Seligman Maryland Municipal
   Class ("Seligman Maryland Fund" or the "Selling Fund"), a
   series of Seligman Municipal Fund Series, Inc., Seligman
   National Municipal Class ("Seligman National Fund" or the
   "Buying Fund"), a series of Seligman Municipal Fund
   Series, Inc., and RiverSource Investments, LLC. Under this
   Agreement, the Selling Fund will transfer all of its
   assets attributable to each class of its shares to the
   Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the
   assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be
   distributed proportionately to shareholders of the
   relevant class of the Selling Fund.
     Selling Fund                           Buying Fund
     Class A                              Class A
     Class C                              Class C

------------------------------------------------------------------------------------------------------------
6. To approve the Agreement and Plan of Reorganization (the      Seligman Massachusetts Municipal Class
   "Agreement") by and among Seligman Massachusetts Municipal
   Class ("Seligman Massachusetts Fund" or the "Selling
   Fund"), a series of Seligman Municipal Fund Series, Inc.,
   Seligman National Municipal Class ("Seligman National
   Fund" or the "Buying Fund"), a series of Seligman
   Municipal Fund Series, Inc., and RiverSource Investments,
   LLC. Under this Agreement, the Selling Fund will transfer
   all of its assets attributable to each class of its shares to the Buying Fund, as indicated below, in exchange for
   shares of the corresponding class of the Buying Fund and
   the assumption by the Buying Fund of all of the
   liabilities of the Selling Fund. The Buying Fund shares
   will be distributed proportionately to shareholders of the relevant class of the Selling Fund.
     Selling Fund                           Buying Fund
     Class A                              Class A
     Class C                              Class C

------------------------------------------------------------------------------------------------------------

                                                                 TO BE VOTED ON
PROPOSAL                                                         BY SHAREHOLDERS OF:
------------------------------------------------------------------------------------------------------------
7. To approve the Agreement and Plan of Reorganization (the      Seligman Michigan Municipal Class
   "Agreement") by and among Seligman Michigan Municipal
   Class ("Seligman Michigan Fund" or the "Selling Fund"), a
   series of Seligman Municipal Fund Series, Inc., Seligman
   National Municipal Class ("Seligman National Fund" or the
   "Buying Fund"), a series of Seligman Municipal Fund
   Series, Inc., and RiverSource Investments, LLC. Under this
   Agreement, the Selling Fund will transfer all of its
   assets attributable to each class of its shares to the
   Buying Fund, as indicated below, in exchange for shares of the corresponding class of the Buying Fund and the
   assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be
   distributed proportionately to shareholders of the
   relevant class of the Selling Fund.
     Selling Fund                           Buying Fund
     Class A                              Class A
     Class C                              Class C

------------------------------------------------------------------------------------------------------------
8.  To approve the Agreement and Plan of Reorganization (the     Seligman Missouri Municipal Class
    "Agreement") by and among Seligman Missouri Municipal
    Class ("Seligman Missouri Fund" or the "Selling Fund"), a
    series of Seligman Municipal Fund Series, Inc., Seligman
    National Municipal Class ("Seligman National Fund" or the
    "Buying Fund"), a series of Seligman Municipal Fund
    Series, Inc., and RiverSource Investments, LLC. Under
    this Agreement, the Selling Fund will transfer all of its
    assets attributable to each class of its shares to the
    Buying Fund, as indicated below, in exchange for shares
    of the corresponding class of the Buying Fund and the
    assumption by the Buying Fund of all of the liabilities
    of the Selling Fund. The Buying Fund shares will be
    distributed proportionately to shareholders of the
    relevant class of the Selling Fund.
     Selling Fund                           Buying Fund
     Class A                              Class A
     Class C                              Class C

------------------------------------------------------------------------------------------------------------
9.  To approve the Agreement and Plan of Reorganization (the     Seligman New Jersey Municipal Fund, Inc.
    "Agreement") by and among Seligman New Jersey Municipal
    Fund, Inc. ("Seligman New Jersey Fund" or the "Selling
    Fund"), Seligman National Municipal Class ("Seligman
    National Fund" or the "Buying Fund"), a series of
    Seligman Municipal Fund Series, Inc., and RiverSource
    Investments, LLC. Under this Agreement, the Selling Fund
    will transfer all of its assets attributable to each
    class of its shares to the Buying Fund, as indicated
    below, in exchange for shares of the corresponding class
    of the Buying Fund and the assumption by the Buying Fund
    of all of the liabilities of the Selling Fund. The Buying
    Fund shares will be distributed proportionately to
    shareholders of the relevant class of the Selling Fund.
     Selling Fund                           Buying Fund
     Class A                              Class A
     Class C                              Class C

------------------------------------------------------------------------------------------------------------
10. To approve the Agreement and Plan of Reorganization (the     Seligman North Carolina Municipal Series
    "Agreement") by and among Seligman North Carolina
    Municipal Series ("Seligman North Carolina Fund" or the
    "Selling Fund"), a series of Seligman Municipal Series
    Trust, Seligman National Municipal Class ("Seligman
    National Fund" or the "Buying Fund"), a series of
    Seligman Municipal Fund Series, Inc., and RiverSource
    Investments, LLC. Under this Agreement, the Selling Fund
    will transfer all of its assets attributable to each
    class of its shares to the Buying Fund, as indicated
    below, in exchange for shares of the corresponding class
    of the Buying Fund and the assumption by the Buying Fund
    of all of the liabilities of the Selling Fund. The Buying
    Fund shares will be distributed proportionately to
    shareholders of the relevant class of the Selling Fund.
     Selling Fund                           Buying Fund
     Class A                              Class A
     Class C                              Class C

------------------------------------------------------------------------------------------------------------
11. To approve the Agreement and Plan of Reorganization (the     Seligman Ohio Municipal Class
    "Agreement") by and among Seligman Ohio Municipal Class
    ("Seligman Ohio Fund" or the "Selling Fund"), a series of
    Seligman Municipal Fund Series, Inc., Seligman National
    Municipal Class ("Seligman National Fund" or the "Buying
    Fund"), a series of Seligman Municipal Fund Series, Inc.,
    and RiverSource Investments, LLC. Under this Agreement,
    the Selling Fund will transfer all of its assets
    attributable to each class of its shares to the Buying
    Fund, as indicated below, in exchange for shares of the
    corresponding class of the Buying Fund and the assumption
    by the Buying Fund of all of the liabilities of the
    Selling Fund. The Buying Fund shares will be distributed
    proportionately to shareholders of the relevant class of
    the Selling Fund.
     Selling Fund                           Buying Fund
     Class A                              Class A
     Class C                              Class C

------------------------------------------------------------------------------------------------------------

                                                                 TO BE VOTED ON
PROPOSAL                                                         BY SHAREHOLDERS OF:
------------------------------------------------------------------------------------------------------------
12. To approve the Agreement and Plan of Reorganization (the     Seligman Oregon Municipal Class
    "Agreement") by and among Seligman Oregon Municipal Class
    ("Seligman Oregon Fund" or the "Selling Fund"), a series
    of Seligman Municipal Fund Series, Inc., Seligman
    National Municipal Class ("Seligman National Fund" or the
    "Buying Fund"), a series of Seligman Municipal Fund
    Series, Inc., and RiverSource Investments, LLC. Under
    this Agreement, the Selling Fund will transfer all of its
    assets attributable to each class of its shares to the
    Buying Fund, as indicated below, in exchange for shares
    of the corresponding class of the Buying Fund and the
    assumption by the Buying Fund of all of the liabilities
    of the Selling Fund. The Buying Fund shares will be
    distributed proportionately to shareholders of the
    relevant class of the Selling Fund.
     Selling Fund                           Buying Fund
     Class A                              Class A
     Class C                              Class C

------------------------------------------------------------------------------------------------------------
13. To approve the Agreement and Plan of Reorganization (the     Seligman Pennsylvania Municipal Fund Series
    "Agreement") by and among Seligman Pennsylvania Municipal
    Fund Series ("Seligman Pennsylvania Fund" or the "Selling
    Fund"), Seligman National Municipal Class ("Seligman
    National Fund" or the "Buying Fund"), a series of
    Seligman Municipal Fund Series, Inc., and RiverSource
    Investments, LLC. Under this Agreement, the Selling Fund
    will transfer all of its assets attributable to each
    class of its shares to the Buying Fund, as indicated
    below, in exchange for shares of the corresponding class
    of the Buying Fund and the assumption by the Buying Fund
    of all of the liabilities of the Selling Fund. The Buying
    Fund shares will be distributed proportionately to
    shareholders of the relevant class of the Selling Fund.
     Selling Fund                           Buying Fund
     Class A                              Class A
     Class C                              Class C

------------------------------------------------------------------------------------------------------------
14. To approve the Agreement and Plan of Reorganization (the     Seligman South Carolina Municipal Class
    "Agreement") by and among Seligman South Carolina
    Municipal Class ("Seligman South Carolina Fund" or the
    "Selling Fund"), a series of Seligman Municipal Fund
    Series, Inc., Seligman National Municipal Class
    ("Seligman National Fund" or the "Buying Fund"), a series
    of Seligman Municipal Fund Series, Inc., and RiverSource
    Investments, LLC. Under this Agreement, the Selling Fund
    will transfer all of its assets attributable to each
    class of its shares to the Buying Fund, as indicated
    below, in exchange for shares of the corresponding class
    of the Buying Fund and the assumption by the Buying Fund
    of all of the liabilities of the Selling Fund. The Buying
    Fund shares will be distributed proportionately to
    shareholders of the relevant class of the Selling Fund.
     Selling Fund                           Buying Fund
     Class A                              Class A
     Class C                              Class C

------------------------------------------------------------------------------------------------------------


These proposals will be considered by shareholders of the Selling Funds at a joint special meeting of such shareholders (the "Meeting") that will be held at 10 a.m. CDT on June 2, 2009, at The Marquette Hotel, 710 Marquette Avenue,
Minneapolis, Minnesota 55402 in the            Room on the            floor.
Each of the Selling Funds and the Buying Fund (collectively, the "Funds") is a registered open-end management investment company (or series thereof) and is part of the RiverSource Group of Funds, which includes funds branded "RiverSource" and "Seligman." Please read this combined proxy statement/prospectus and keep it for future reference.

Although the Board of Directors/Trustees of each Selling Fund (the "Board" or the "Board of Directors" or the "Board of Trustees") recommends that shareholders approve the reorganization of each Selling Fund with the Buying Fund (each a "Reorganization"), the Reorganization of each Selling Fund is not conditioned upon the Reorganization of any other Selling Fund. Accordingly, if shareholders of one Selling Fund approve its Reorganization, but shareholders of another Selling Fund do not approve that Selling Fund's Reorganization, it is expected that the Reorganization of the first Selling Fund will take place as described in this proxy statement/prospectus.

HOW EACH REORGANIZATION WILL WORK

- Each Selling Fund will transfer all of its assets to the Buying Fund in exchange for shares of the Buying Fund ("Reorganization Shares") and the assumption by the Buying Fund of all of the Selling Fund's liabilities.

- The Buying Fund will issue Reorganization Shares in an amount equal to the value of the assets that it receives from the Selling Fund, less the liabilities it assumes. The Reorganization Shares of each class will be distributed to the Selling Fund's shareholders of the corresponding class in proportion to their holdings in such class of the Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the Buying Fund with the same aggregate net asset value as their Selling Fund Class A shares at the time of the Reorganization. You will not pay any sales charge in connection with this distribution of Reorganization Shares. If you already have a Buying Fund account with the exact registration as the Selling Fund account, shares distributed in the Reorganization are typically added to that account. As a result, when average cost is calculated for federal income tax purposes, the cost of the shares in the two accounts you owned will be combined.

WHERE TO GET MORE INFORMATION

The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this proxy statement/prospectus by reference:

- the prospectus of the Selling Funds (Seligman Colorado Fund, Seligman Florida Fund, Seligman Georgia Fund, Seligman Louisiana Fund, Seligman Maryland Fund, Seligman Massachusetts Fund, Seligman Michigan Fund, Seligman Missouri Fund, Seligman New Jersey Fund, Seligman North Carolina Fund, Seligman Ohio Fund, Seligman Oregon Fund, Seligman Pennsylvania Fund and Seligman South Carolina
  Fund), dated Feb. 2, 2009, as supplemented to date;

- the Statements of Additional Information of the Selling Funds (Seligman Colorado Fund, Seligman Florida Fund, Seligman Georgia Fund, Seligman Louisiana Fund, Seligman Maryland Fund, Seligman Massachusetts Fund, Seligman Michigan Fund, Seligman Missouri Fund, Seligman New Jersey Fund, Seligman North Carolina Fund, Seligman Ohio Fund, Seligman Oregon Fund, Seligman Pennsylvania Fund and Seligman South Carolina Fund), each dated Feb. 2, 2009, as supplemented to date;

- the Statement of Additional Information relating to the Reorganizations, dated April 4, 2009 (the "Reorganization SAI"); and

- the Reports of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Reports to Shareholders of the Selling Funds and the Buying Fund (Seligman Colorado Fund, Seligman Florida Fund, Seligman Georgia Fund, Seligman Louisiana Fund, Seligman Maryland Fund, Seligman Massachusetts Fund, Seligman Michigan Fund, Seligman Missouri Fund, Seligman New Jersey Fund, Seligman North Carolina Fund, Seligman Ohio Fund, Seligman Oregon Fund, Seligman Pennsylvania Fund, Seligman South Carolina Fund and Seligman National Fund), each dated Sept. 30, 2008.

For a copy at no charge of any of the documents listed above and/or to ask questions about this combined proxy statement/prospectus, please call your Fund's proxy solicitor toll free at (866) 438-8932.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the "1940 Act") and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's website at www.sec.gov.

PLEASE NOTE THAT THE FUNDS ARE NOT BANK DEPOSITS, ARE NOT FEDERALLY INSURED, ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY AND ARE NOT GUARANTEED TO ACHIEVE THEIR INVESTMENT OBJECTIVES.

As with all mutual funds, the SEC has not approved or disapproved these securities or passed on the adequacy of this combined proxy statement/prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----
SECTION A -- REORGANIZATION PROPOSALS

  SUMMARY........................................................................     7

    How Each Reorganization Will Work............................................     7

    Tax Consequences.............................................................     7

    Fees and Expenses............................................................     8

    Comparison of each Selling Fund and the Buying Fund..........................    14

     Comparison of Investment Objectives........................................     14

     Comparison of Principal Investment Strategies..............................     15

     Comparison of Fundamental Policies.........................................     16

     Comparison of Nonfundamental Policies......................................     17

     Comparison of Principal Risk Factors.......................................     17

     Performance................................................................     19

  ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION...............................    29

    Terms of the Reorganizations.................................................    29

    Conditions to Closing each Reorganization....................................    29

    Termination of the Agreement.................................................    29

    Tax Status of the Reorganizations............................................    29

    Reasons for the Proposed Reorganizations and Board Deliberations.............    31

    Board Determinations.........................................................    33

    Board Recommendation and Required Vote.......................................    34

SECTION B -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION....................    35

SECTION C -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS...    38

    Capitalization of Selling Funds and Buying Fund..............................    38

    Ownership of Selling Fund and Buying Fund Shares.............................    41

    Financial Highlights.........................................................    47

EXHIBITS

A. Form of Agreement and Plan of Reorganization..................................   A-1

B. Additional Information Applicable to the Buying Fund..........................   B-1

C. Summary of Integration Related Changes........................................   C-1

D. Appraisal Rights for Seligman Florida Fund and Seligman North Carolina Fund...   D-1

E. Dissenters' Rights for Seligman Pennsylvania Fund.............................   E-1

F. Comparison of Organizational Documents........................................   F-1

SECTION A -- REORGANIZATION PROPOSALS

The following information describes each proposed Reorganization.

SUMMARY

This combined proxy statement/prospectus is being used by each Selling Fund to solicit proxies to vote at a joint special meeting of shareholders. Shareholders of each Selling Fund will consider a proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the Reorganization of their Selling Fund into the Buying Fund. The form of the Agreement is included as Exhibit A.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not included in the summary.

HOW EACH REORGANIZATION WILL WORK

- Each Selling Fund will transfer all of its assets to the Buying Fund in exchange for shares of the Buying Fund ("Reorganization Shares") and the assumption by the Buying Fund of all of the Selling Fund's liabilities.

- The Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. Reorganization Shares of each class of the Buying Fund will be distributed to the shareholders of the corresponding class of the corresponding Selling Fund in proportion to their holdings of such class of such Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the Buying Fund with the same aggregate net asset value as the aggregate net asset value of their Selling Fund Class A shares on the business day immediately preceding the closing of the Reorganization of the Selling Fund. If you already have a Buying Fund account with the exact registration as the Selling Fund account, shares distributed in the Reorganization are typically added to that account. As a result, when average cost is calculated for federal income tax purposes, the cost of the shares in the two accounts you owned will be combined.

- As part of the Reorganization of your Selling Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Selling Fund account may be transferred to your new Buying Fund account. Please contact your financial institution for additional details.

- Neither the Selling Fund nor the shareholders of the Selling Fund will pay any sales charge in connection with its Reorganization.

- After a Reorganization is completed, Selling Fund shareholders will be shareholders of the Buying Fund, and the Selling Fund will be dissolved.

TAX CONSEQUENCES

Each Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Selling Fund and the Buying Fund receive a satisfactory opinion of tax counsel substantially to that effect. Accordingly, no gain or loss is expected to be recognized by the Selling Fund or its shareholders as a direct result of a Reorganization. Some or all of the portfolio assets of a Selling Fund may be sold in connection with its Reorganization. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Selling Fund's tax basis in such assets. Any net capital gains recognized in these sales will be distributed to shareholders as capital-gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Additionally, because each Reorganization will end the tax year of the applicable Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable except to the extent of any exempt-interest dividends, and will include any capital gains resulting from portfolio turnover prior to the Reorganization that were not previously distributed. At any time prior to a Reorganization, a shareholder may redeem shares of a Selling Fund. This would likely result in the recognition of gain or loss to the shareholder for federal income tax purposes if the shareholder holds the shares in a taxable account.

The tax basis and holding period of the shareholders' Selling Fund shares are expected to carry over to the shareholders' Reorganization Shares in the Buying Fund.

For more information about the federal income tax consequences of the Reorganizations, see the section entitled "Tax Status of the Reorganizations."

FEES AND EXPENSES

The following tables describe the fees and expenses that you pay if you buy and hold shares of a Selling Fund or shares of the Buying Fund. The tables also show pro forma expenses of the Buying Fund assuming the proposed Reorganization relating to the Buying Fund had been effective at the beginning of the most recent fiscal year. The tables reflect adjustments to fees and expenses that were approved by the Board Jan. 8, 2009, a summary of which is included in Exhibit C. The expenses shown in the tables do not include any one time costs, including any expenses related to the Reorganizations that may be borne by the Funds. See "Reasons for the Proposed Reorganizations and Board Deliberations" for more information.

ACTUAL AND PRO FORMA FUND EXPENSES FOR THE MOST RECENT FISCAL YEAR

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

SELIGMAN COLORADO FUND, SELIGMAN FLORIDA FUND, SELIGMAN
GEORGIA FUND, SELIGMAN LOUISIANA FUND, SELIGMAN MARYLAND
FUND, SELIGMAN MASSACHUSETTS FUND, SELIGMAN MICHIGAN FUND,
SELIGMAN MISSOURI FUND, SELIGMAN NEW JERSEY FUND, SELIGMAN
NORTH CAROLINA FUND, SELIGMAN OHIO FUND, SELIGMAN OREGON
FUND, SELIGMAN PENNSYLVANIA FUND AND SELIGMAN SOUTH CAROLINA
FUND (ACTUAL) (SELLING FUNDS)                                               CLASS A  CLASS C
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                          4.75%(a)  None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                       None(b)    1%


SELIGMAN NATIONAL FUND (ACTUAL) (BUYING FUND)                               CLASS A  CLASS C
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                          4.75%(a)  None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                       None(b)    1%


SELIGMAN NATIONAL FUND (PRO FORMA COMBINED)                                 CLASS A  CLASS C
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                          4.75%(a)  None
Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                       None(b)    1%


(a) Effective May 9, 2009, the maximum front-end sales charge for Class A shares will increase from 4.50% to 4.75%. This charge may be reduced depending on the total value of your investments in the RiverSource Group of Funds. See Exhibit B "Sales Charges."
(b) A 1% contingent deferred sales charge ("CDSC") may be assessed on Class A shares purchased without an initial sales charge and sold within 18 months after purchase. See Exhibit B "Sales Charges."

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:


SELIGMAN COLORADO FUND (ACTUAL) (SELLING FUND)                              CLASS A  CLASS C
Management fees                                                              0.50%    0.50%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a)                                                            0.25%    0.25%
Total annual fund operating expenses                                         1.00%    1.75%
Fee waiver/expense reimbursement                                             0.15%    0.00%
Total annual (net) fund operating expenses(b)                                0.85%    1.75%


SELIGMAN FLORIDA FUND (ACTUAL) (SELLING FUND)                               CLASS A  CLASS C
Management fees                                                              0.50%    0.50%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a)                                                            0.34%    0.34%
Total annual fund operating expenses                                         1.09%    1.84%


SELIGMAN GEORGIA FUND (ACTUAL) (SELLING FUND)                               CLASS A  CLASS C
Management fees                                                              0.50%    0.50%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a)                                                            0.29%    0.29%
Total annual fund operating expenses                                         1.04%    1.79%
Fee waiver/expense reimbursement                                             0.15%    0.00%
Total annual (net) fund operating expenses(b)                                0.89%    1.79%

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (CONTINUED)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:




SELIGMAN LOUISIANA FUND (ACTUAL) (SELLING FUND)                             CLASS A  CLASS C
Management fees                                                              0.50%    0.50%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a)                                                            0.26%    0.26%
Total annual fund operating expenses                                         1.01%    1.76%
Fee waiver/expense reimbursement                                             0.15%    0.00%
Total annual (net) fund operating expenses(b)                                0.86%    1.76%


SELIGMAN MARYLAND FUND (ACTUAL) (SELLING FUND)                              CLASS A  CLASS C
Management fees                                                              0.50%    0.50%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a)                                                            0.24%    0.24%
Total annual fund operating expenses                                         0.99%    1.74%
Fee waiver/expense reimbursement                                             0.15%    0.00%
Total annual (net) fund operating expenses(b)                                0.84%    1.74%


SELIGMAN MASSACHUSETTS FUND (ACTUAL) (SELLING FUND)                         CLASS A  CLASS C
Management fees                                                              0.50%    0.50%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a)                                                            0.19%    0.19%
Total annual fund operating expenses                                         0.94%    1.69%
Fee waiver/expense reimbursement                                             0.15%    0.00%
Total annual (net) fund operating expenses(b)                                0.79%    1.69%


SELIGMAN MICHIGAN FUND (ACTUAL) (SELLING FUND)                              CLASS A  CLASS C
Management fees                                                              0.50%    0.50%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a)                                                            0.19%    0.20%
Total annual fund operating expenses                                         0.94%    1.70%
Fee waiver/expense reimbursement                                             0.15%    0.00%
Total annual (net) fund operating expenses(b)                                0.79%    1.70%


SELIGMAN MISSOURI FUND (ACTUAL) (SELLING FUND)                              CLASS A  CLASS C
Management fees                                                              0.50%    0.50%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a)                                                            0.25%    0.25%
Total annual fund operating expenses                                         1.00%    1.75%
Fee waiver/expense reimbursement                                             0.15%    0.00%
Total annual (net) fund operating expenses(b)                                0.85%    1.75%


SELIGMAN NEW JERSEY FUND (ACTUAL) (SELLING FUND)                            CLASS A  CLASS C
Management fees                                                              0.50%    0.50%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a)                                                            0.38%    0.38%
Total annual fund operating expenses                                         1.13%    1.88%


SELIGMAN NORTH CAROLINA FUND (ACTUAL) (SELLING FUND)                        CLASS A  CLASS C
Management fees                                                              0.50%    0.50%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a)                                                            0.53%    0.53%
Total annual fund operating expenses                                         1.28%    2.03%



 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (CONTINUED)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:




SELIGMAN OHIO FUND (ACTUAL) (SELLING FUND)                                  CLASS A  CLASS C
Management fees                                                              0.50%    0.50%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a)                                                            0.17%    0.18%
Total annual fund operating expenses                                         0.92%    1.68%
Fee waiver/expense reimbursement                                             0.15%    0.00%
Total annual (net) fund operating expenses(b)                                0.77%    1.68%


SELIGMAN OREGON FUND (ACTUAL) (SELLING FUND)                                CLASS A  CLASS C
Management fees                                                              0.50%    0.50%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a)                                                            0.22%    0.22%
Total annual fund operating expenses                                         0.97%    1.72%
Fee waiver/expense reimbursement                                             0.15%    0.00%
Total annual (net) fund operating expenses(b)                                0.82%    1.72%


SELIGMAN PENNSYLVANIA FUND (ACTUAL) (SELLING FUND)                          CLASS A  CLASS C
Management fees                                                              0.50%    0.50%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a)                                                            0.62%    0.63%
Total annual fund operating expenses                                         1.37%    2.13%


SELIGMAN SOUTH CAROLINA FUND (ACTUAL) (SELLING FUND)                        CLASS A  CLASS C
Management fees                                                              0.50%    0.50%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a)                                                            0.18%    0.18%
Total annual fund operating expenses                                         0.93%    1.68%
Fee waiver/expense reimbursement                                             0.15%    0.00%
Total annual (net) fund operating expenses(b)                                0.78%    1.68%


SELIGMAN NATIONAL FUND (ACTUAL) (BUYING FUND)                               CLASS A  CLASS C
Management fees(c)                                                           0.41%    0.41%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(c),(d)                                                        0.29%    0.29%
Total annual fund operating expenses                                         0.95%    1.70%
Fee waiver/expense reimbursement                                             0.16%    0.16%
Total annual (net) fund operating expenses(e)                                0.79%    1.54%



(a) Effective May 9, 2009, a new transfer agent agreement will be in effect with a new fee structure. Other expenses include the transfer agency fee, custody fee and other nonadvisory expenses.
(b) For Class A, the Board has determined only to reimburse the distributor up to 0.10% of the 0.25% distribution (12b-1) fees. This is reflected as a "Fee waiver/expense reimbursement" in the table.
(c) "Management fees" and "Other expenses" have been adjusted to reflect changes to the Fund's management and administrative services agreements, effective by Sept. 30, 2009.
(d) Effective May 9, 2009, a new transfer agent agreement will be in effect with a new fee structure. Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.
(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2010, unless sooner terminated at the discretion of Seligman National Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses will not exceed 0.79% for Class A and 1.54% for Class C.

The number of Reorganizations into the Buying Fund that occur will affect the total annual fund operating expenses of the Buying Fund on a pro forma combined basis after the Reorganizations. The tables below present the pro forma combined annual fund operating expenses of the Buying Fund assuming in each case that only the specified Reorganization or Reorganizations into the Buying Fund is or are consummated. In addition to the pro forma combined total annual fund operating expenses assuming all Selling Funds are reorganized into the Buying Fund, information is presented for the individual Selling Funds that would result in the highest and the lowest pro forma total annual fund operating expenses in order to demonstrate the potential range of pro forma total annual fund operating expenses if not all Selling Funds approve the proposed Reorganizations. For a copy of any other specific Reorganization pro form combined expenses not presented here, please call toll free at (866) 438-8932.

SELIGMAN NATIONAL FUND (PRO FORMA COMBINED, ASSUMING REORGANIZATIONS OF
ALL SELLING FUNDS ARE CONSUMMATED)                                          CLASS A  CLASS C
Management fees(a)                                                           0.41%    0.41%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a),(b)                                                        0.20%    0.20%
Total annual fund operating expenses                                         0.86%    1.61%
Fee waiver/expense reimbursement                                             0.07%    0.07%
Total annual (net) fund operating expenses(c)                                0.79%    1.54%


SELIGMAN NATIONAL FUND (HIGHEST PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY SELIGMAN PENNSYLVANIA FUND IS CONSUMMATED)           CLASS A  CLASS C
Management fees(a)                                                           0.41%    0.41%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a),(b)                                                        0.34%    0.34%
Total annual fund operating expenses                                         1.00%    1.75%
Fee waiver/expense reimbursement                                             0.21%    0.21%
Total annual (net) fund operating expenses(c)                                0.79%    1.54%


SELIGMAN NATIONAL FUND (LOWEST PRO FORMA COMBINED, ASSUMING REORGANIZATION
OF ONLY SELIGMAN OHIO FUND IS CONSUMMATED)                                  CLASS A  CLASS C
Management fees(a)                                                           0.41%    0.41%
Distribution and/or service (12b-1) fees                                     0.25%    1.00%
Other expenses(a),(b)                                                        0.24%    0.24%
Total annual fund operating expenses                                         0.90%    1.65%
Fee waiver/expense reimbursement                                             0.11%    0.11%
Total annual (net) fund operating expenses(c)                                0.79%    1.54%


(a) "Management fees" and "Other expenses" have been adjusted to reflect changes to the Fund's management and administrative services agreements, effective by Sept. 30, 2009.
(b) Effective May 9, 2009, a new transfer agent agreement will be in effect with a new fee structure. Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2010, unless sooner terminated at the discretion of Seligman National Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses will not exceed 0.79% for Class A and 1.54% for Class C.

EXPENSE EXAMPLES: These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming the specified proposed Reorganization or Reorganizations had been in effect. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SELIGMAN COLORADO FUND (ACTUAL) (SELLING FUND)                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $558     $764    $  988   $1,633
Class C                                                            $278(b)  $551    $  950   $2,067


SELIGMAN FLORIDA FUND (ACTUAL) (SELLING FUND)                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $581     $805    $1,048   $1,745
Class C                                                            $287(b)  $579    $  996   $2,164


SELIGMAN GEORGIA FUND (ACTUAL) (SELLING FUND)                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $562     $776    $1,009   $1,677
Class C                                                            $282(b)  $564    $  971   $2,110



SELIGMAN LOUISIANA FUND (ACTUAL) (SELLING FUND)                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $559     $767    $  993   $1,644
Class C                                                            $279(b)  $554    $  955   $2,078


SELIGMAN MARYLAND FUND (ACTUAL) (SELLING FUND)                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $557     $761    $  983   $1,622
Class C                                                            $277(b)  $548    $  945   $2,057


SELIGMAN MASSACHUSETTS FUND (ACTUAL) (SELLING FUND)               1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $552     $746    $  957   $1,566
Class C                                                            $272(b)  $533    $  919   $2,003


SELIGMAN MICHIGAN FUND (ACTUAL) (SELLING FUND)                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $552     $746    $  957   $1,566
Class C                                                            $273(b)  $536    $  924   $2,014


SELIGMAN MISSOURI FUND (ACTUAL) (SELLING FUND)                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $558     $764    $  988   $1,633
Class C                                                            $278(b)  $551    $  950   $2,067


SELIGMAN NEW JERSEY FUND (ACTUAL) (SELLING FUND)                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $585     $817    $1,069   $1,789
Class C                                                            $291(b)  $591    $1,017   $2,206


SELIGMAN NORTH CAROLINA FUND (ACTUAL) (SELLING FUND)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $599     $862    $1,145   $1,952
Class C                                                            $306(b)  $637    $1,094   $2,363


SELIGMAN OHIO FUND (ACTUAL) (SELLING FUND)                        1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $550     $740    $  947   $1,544
Class C                                                            $271(b)  $530    $  914   $1,992


SELIGMAN OREGON FUND (ACTUAL) (SELLING FUND)                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $555     $755    $  973   $1,600
Class C                                                            $275(b)  $542    $  934   $2,035


SELIGMAN PENNSYLVANIA FUND (ACTUAL) (SELLING FUND)                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $608     $888    $1,190   $2,048
Class C                                                            $316(b)  $667    $1,145   $2,467


SELIGMAN SOUTH CAROLINA FUND (ACTUAL) (SELLING FUND)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $551     $743    $  952   $1,555
Class C                                                            $271(b)  $530    $  914   $1,992


SELIGMAN NATIONAL FUND (ACTUAL) (BUYING FUND)                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $552     $732    $  946   $1,562
Class C                                                            $257(b)  $504    $  893   $1,986


SELIGMAN NATIONAL FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATIONS OF ALL SELLING FUNDS ARE CONSUMMATED)             1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $552     $723    $  917   $1,477
Class C                                                            $257(b)  $494    $  864   $1,904


SELIGMAN NATIONAL FUND (HIGHEST PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY SELIGMAN PENNSYLVANIA FUND IS
CONSUMMATED)                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $552     $738    $  962   $1,609
Class C                                                            $257(b)  $509    $  910   $2,032


SELIGMAN NATIONAL FUND (LOWEST PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY SELIGMAN OHIO FUND IS CONSUMMATED)         1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A(a)                                                         $552     $727    $  930   $1,515
Class C                                                            $257(b)  $499    $  877   $1,941


(a) Includes a 4.75% sales charge.
(b) Includes the applicable CDSC.

If you owned or will own Class A shares, you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

SELIGMAN COLORADO FUND (ACTUAL) (SELLING FUND)                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $178     $551    $  950   $2,067


SELIGMAN FLORIDA FUND (ACTUAL) (SELLING FUND)                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $187     $579    $  996   $2,164


SELIGMAN GEORGIA FUND (ACTUAL) (SELLING FUND)                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $182     $564    $  971   $2,110


SELIGMAN LOUISIANA FUND (ACTUAL) (SELLING FUND)                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $179     $554    $  955   $2,078


SELIGMAN MARYLAND FUND (ACTUAL) (SELLING FUND)                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $177     $548    $  945   $2,057


SELIGMAN MASSACHUSETTS FUND (ACTUAL) (SELLING FUND)               1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $172     $533    $  919   $2,003


SELIGMAN MICHIGAN FUND (ACTUAL) (SELLING FUND)                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $173     $536    $  924   $2,014


SELIGMAN MISSOURI FUND (ACTUAL) (SELLING FUND)                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $178     $551    $  950   $2,067


SELIGMAN NEW JERSEY FUND (ACTUAL) (SELLING FUND)                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $191     $591    $1,017   $2,206


SELIGMAN NORTH CAROLINA FUND (ACTUAL) (SELLING FUND)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $206     $637    $1,094   $2,363


SELIGMAN OHIO FUND (ACTUAL) (SELLING FUND)                        1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $171     $530    $  914   $1,992


SELIGMAN OREGON FUND (ACTUAL) (SELLING FUND)                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $175     $542    $  934   $2,035


SELIGMAN PENNSYLVANIA FUND (ACTUAL) (SELLING FUND)                1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $216     $667    $1,145   $2,467


SELIGMAN SOUTH CAROLINA FUND (ACTUAL) (SELLING FUND)              1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $171     $530    $  914   $1,992


SELIGMAN NATIONAL FUND (ACTUAL) (BUYING FUND)                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $157     $504    $  893   $1,986


SELIGMAN NATIONAL FUND (PRO FORMA COMBINED, ASSUMING
REORGANIZATIONS OF ALL SELLING FUNDS ARE CONSUMMATED)             1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $157     $494    $  864   $1,904


SELIGMAN NATIONAL FUND (HIGHEST PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY SELIGMAN PENNSYLVANIA FUND IS
CONSUMMATED)                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $157     $509    $  910   $2,032


SELIGMAN NATIONAL FUND (LOWEST PRO FORMA COMBINED, ASSUMING
REORGANIZATION OF ONLY SELIGMAN OHIO FUND IS CONSUMMATED)         1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class C                                                            $157     $499    $  877   $1,941

COMPARISON OF EACH SELLING FUND AND THE BUYING FUND

COMPARISON OF INVESTMENT OBJECTIVES

Each Fund seeks high income exempt from regular federal income taxes and (with the exception of Seligman National Fund and Seligman Florida Fund) from the income taxes of the state included in the Fund's name consistent with the preservation of capital. Each Fund other than Seligman Pennsylvania Fund also considers opportunities for capital gain.

The investment objectives of each Fund are a fundamental policy of that Fund, which means that investment objectives may not be changed without a vote of that Fund's shareholders.

The investment objectives for the Funds are as follows:

SELIGMAN COLORADO FUND (SELLING FUND) seeks to maximize income exempt from regular federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

SELIGMAN FLORIDA FUND (SELLING FUND) seeks high income exempt from regular federal income taxes consistent with preservation of capital and with consideration given to capital gain.

SELIGMAN GEORGIA FUND (SELLING FUND) seeks to maximize income exempt from regular federal income taxes and from Georgia personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

SELIGMAN LOUISIANA FUND (SELLING FUND) seeks to maximize income exempt from regular federal income taxes and from Louisiana personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

SELIGMAN MARYLAND FUND (SELLING FUND) seeks to maximize income exempt from regular federal income taxes and from Maryland personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

SELIGMAN MASSACHUSETTS FUND (SELLING FUND) seeks to maximize income exempt from regular federal income taxes and from Massachusetts personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

SELIGMAN MICHIGAN FUND (SELLING FUND) seeks to maximize income exempt from regular federal income taxes and from Michigan personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

SELIGMAN MISSOURI FUND (SELLING FUND) seeks to maximize income exempt from regular federal income taxes and from Missouri personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

SELIGMAN NEW JERSEY FUND (SELLING FUND) seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain.

SELIGMAN NORTH CAROLINA FUND (SELLING FUND) seeks high income exempt from regular federal income taxes and North Carolina personal income taxes consistent with preservation of capital and with consideration given to capital gain.

SELIGMAN OHIO FUND (SELLING FUND) seeks to maximize income exempt from regular federal income taxes and from Ohio personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

SELIGMAN OREGON FUND (SELLING FUND) seeks to maximize income exempt from regular federal income taxes and from Oregon personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

SELIGMAN PENNSYLVANIA FUND (SELLING FUND) seeks high income exempt from regular federal income tax and Pennsylvania income taxes consistent with preservation of capital.

SELIGMAN SOUTH CAROLINA FUND (SELLING FUND) seeks to maximize income exempt from regular federal income taxes and from South Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

SELIGMAN NATIONAL FUND (BUYING FUND) seeks to maximize income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

COMPARISON OF PRINCIPAL INVESTMENT STRATEGIES

Each Fund invests at least 80% of its net assets in investment-grade municipal securities, though for each Selling Fund, such securities generally are issued by a particular state corresponding to the state in the Fund's name, or by its local governments, agencies or authorities. The Buying Fund is not restricted to investing in securities of any particular state. Each Fund generally invests in long-term municipal bonds and favors revenue bonds.

Detailed strategies for each Selling Fund and the Buying Fund are set forth below:

SELIGMAN COLORADO FUND (SELLING FUND) invests at least 80% of its net assets in Colorado municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Colorado.

SELIGMAN FLORIDA FUND (SELLING FUND) invests at least 80% of its net assets in Florida municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Florida.

SELIGMAN GEORGIA FUND (SELLING FUND) invests at least 80% of its net assets in Georgia municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Georgia.

SELIGMAN LOUISIANA FUND (SELLING FUND) invests at least 80% of its net assets in Louisiana municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Louisiana.

SELIGMAN MARYLAND FUND (SELLING FUND) invests at least 80% of its net assets in Maryland municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Maryland.

SELIGMAN MASSACHUSETTS FUND (SELLING FUND) invests at least 80% of its net assets in Massachusetts municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the Commonwealth of Massachusetts.

SELIGMAN MICHIGAN FUND (SELLING FUND) invests at least 80% of its net assets in Michigan municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Michigan.

SELIGMAN MISSOURI FUND (SELLING FUND) invests at least 80% of its net assets in Missouri municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Missouri.

SELIGMAN NEW JERSEY FUND (SELLING FUND) invests at least 80% of its net assets in New Jersey municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of New Jersey.

SELIGMAN NORTH CAROLINA FUND (SELLING FUND) invests at least 80% of its net assets in North Carolina municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of North Carolina.

SELIGMAN OHIO FUND (SELLING FUND) invests at least 80% of its net assets in Ohio municipal securities rated investment grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Ohio.

SELIGMAN OREGON FUND (SELLING FUND) invests at least 80% of its net assets in Oregon municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of Oregon.

SELIGMAN PENNSYLVANIA FUND (SELLING FUND) invests at least 80% of its net assets in Pennsylvania municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the Commonwealth of Pennsylvania. Seligman Pennsylvania Fund will ordinarily hold securities with maturities in excess of one year.

SELIGMAN SOUTH CAROLINA FUND (SELLING FUND) invests at least 80% of its net assets in South Carolina municipal securities rated investment-grade when purchased. Such securities include those issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia, provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the State of South Carolina.

SELIGMAN NATIONAL FUND (BUYING FUND) invests at least 80% of its net assets in municipal securities of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment-grade when purchased.

In addition to the principal investment strategies set forth above, each Fund also has the following principal investment strategies:

The Funds generally invest in long-term municipal bonds. The Funds favor investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, a Fund may temporarily invest more than 20% of its net assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

The Funds use a top-down method of selecting securities to purchase. This means the investment manager (RiverSource Investments) analyzes the current interest rate environment and trends in the municipal market to formulate investment strategies before selecting individual securities for each Fund. The investment manager determines the appropriate cash positions, quality parameters, market sectors, and bond duration, and then uses in-depth credit analysis to evaluate individual securities considered for purchase.

Portfolio holdings are continually monitored to identify securities which should be sold as a result of a deterioration in credit quality. A Fund may also sell a security when there is a better investment opportunity available in the market.

The Funds will purchase only investment-grade municipal securities, defined as those issues rated in the four highest rating categories by independent rating agencies at the time of purchase by a Fund. The Funds may also purchase non-rated securities if, based on credit analysis, the investment manager believes that they are of comparable quality to investment-grade securities.

Under normal market conditions, the Funds will invest in longer maturity bonds (typically, bonds with maturities in excess of ten years). However, a Fund may shorten or lengthen maturities to achieve its objective.

COMPARISON OF FUNDAMENTAL POLICIES

If the Reorganizations occur, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. RiverSource Investments does not believe that the differences between the fundamental investment policies of the Funds, as indicated below, result in any material difference in the way the Funds are managed. For purposes of this discussion, a "fundamental" investment policy is one that may not be changed without shareholder vote.

Under normal market conditions, each Fund will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and (except for Seligman National Fund) regular, personal income tax of its designated state.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of a Fund's net assets.

Each Fund, unless indicated otherwise, may not:

- Borrow money except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes, except that Seligman Florida Fund, Seligman New Jersey Fund, Seligman North Carolina Fund and Seligman Pennsylvania Fund may not borrow money for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). A Fund will not purchase additional portfolio securities if such Fund has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the U.S. government, its agencies and instrumentalities are not considered an industry for purposes of this limitation;

- Except for Seligman New Jersey Fund (see "Comparison of Nonfundamental Policies" below), as to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities);

- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under its deferred compensation plan for directors/trustees and, in the case of Seligman New Jersey Fund, except to the extent permitted by Section 12 of the 1940 Act;

- Purchase or hold any real estate, including (except in the case of Seligman Florida Fund, Seligman New Jersey Fund, Seligman North Carolina Fund and Seligman Pennsylvania Fund) limited partnership interests in real property, except that each Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, directors/trustees or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options, except that Seligman New Jersey Fund may acquire standby commitments; purchase securities on margin or sell short; or underwrite the securities of other issuers (except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities);

- Purchase or sell commodities or commodity contracts, including, in the case of Seligman Florida Fund, Seligman New Jersey Fund, Seligman North Carolina Fund and Seligman Pennsylvania Fund, futures contracts; or

- Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks or, except in the case of Seligman Florida Fund, Seligman New Jersey Fund, Seligman North Carolina Fund and Seligman Pennsylvania Fund, the entry into repurchase agreements, may be considered loans. As a matter of fundamental policy of the Funds other than Seligman Florida Fund, Seligman New Jersey Fund, Seligman North Carolina Fund and Seligman Pennsylvania Fund, no Fund has a present intention of entering into repurchase agreements.

COMPARISON OF NONFUNDAMENTAL POLICIES

The Selling Funds and the Buying Fund have identical nonfundamental investment policies, except that Seligman New Jersey Fund includes the following policy as a nonfundamental policy, whereas the Buying Fund includes the following policy as a fundamental policy (as noted above):

As to 50% of the value of its total assets, the Fund may not purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities).

COMPARISON OF PRINCIPAL RISK FACTORS

Although the Funds may describe them differently, the principal investment risks associated with the Buying Fund and the Selling Funds are the same, except that the Selling Funds are subject to the additional principal risks related to diversification and geographic concentration because, unlike the Buying Fund, each Selling Fund focuses its investments within a specific geographic region (state) and each Selling Fund is a "non-diversified" fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Each of the Funds is subject to the principal investment risks described below.

ACTIVE MANAGEMENT RISK. The Funds are actively managed and their performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving each Fund's investment objective. Due to their active management, the Funds could underperform other mutual funds with similar investment objectives.

INTEREST RATE RISK. Changes in market interest rates will affect the value of securities held by a Fund's investment portfolio. Generally, the market value of a municipal bond moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates decline. A Fund's net asset value per share moves in the same direction as the market value of the Fund's securities holdings. Therefore, if interest rates rise, you should expect a Fund's net asset value per share to fall, and if interest rates decline, you should expect a Fund's net asset value to rise. Additionally, longer maturity bonds, like those held by the Funds, are generally more sensitive to changes in interest rates. Each Fund's strategy of investing in longer maturity bonds could subject its portfolio holdings to a greater degree of market price volatility. In a declining interest rate environment, portfolio holdings that are close to maturity or are subject to call by the issuer may be disadvantageous to a Fund. Proceeds of matured or called bonds may be reinvested at lower yields, which could affect the level of income a Fund generates.

CREDIT RISK. A municipal bond issue could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable municipal securities. Many states and municipalities face budget shortfalls and other problems as a result of economic downturns. The failure to address these problems in a satisfactory manner could affect a state's or municipality's credit quality and result in downgrading or a decline in a security's market value. Credit risk also includes the risk that an issuer of a municipal bond (or, in the case of an insured bond, the issuer and the insurer) would be unable to make or timely make interest and principal payments. Credit ratings in respect of insured municipal securities are affected by the claims-paying ability of the issuer and the insurer. Accordingly, any credit rating downgrade of an insurer of municipal securities could have a significant negative impact on the credit rating of the municipal securities insured by it. Any such downgrade would negatively affect the value of this investment by a Fund. Revenue bonds held by a Fund may be downgraded or may default on payment if revenues from their underlying facilities decline. If a Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected. The investment manager seeks to minimize the credit risk inherent in municipal securities by performing its own in-depth credit analysis on every municipal security before purchase and by continuing to monitor all securities while they remain in each Fund's portfolio. Each Fund may purchase municipal bonds that are insured as to the payment of principal and interest. However, the Funds view insurance as an enhancement of quality, not as a substitute for it. A Fund will not purchase an insured bond unless the investment manager approves the underlying credit.

MARKET RISK. At times, market conditions could result in a lack of liquidity. The municipal market is an over-the-counter market, which means that the Funds purchase and sell portfolio holdings through municipal bond dealers. A Fund's ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market prices. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Lower-rated securities may be less liquid than higher-rated securities. Further, if certain securities or market sectors represented in a Fund's portfolio do not perform as expected, that Fund's net asset value may decline.

RISKS OF TERRITORIES AND POSSESSIONS OF THE UNITED STATES. Each Fund may invest in municipal securities of territories and possessions of the United States, such as Puerto Rico, Guam and the Virgin Islands. Adverse market, political, economic or other conditions or developments within these territories or possessions may negatively affect the value of a Fund's holdings in such obligations. An investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

The Selling Funds are also subject to the following risks:

DIVERSIFICATION RISK. Each Selling Fund is a non-diversified fund. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on a Fund's performance, a non-diversified fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

GEOGRAPHIC CONCENTRATION RISK. Because the Selling Funds invest primarily in the municipal securities issued by a single state and its political sub-divisions, these Funds will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting a single-state Fund's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. The value of municipal securities owned by a Fund also may be adversely affected by future changes in federal or state income tax laws. In addition, because of the relatively small number of issuers of tax-exempt securities, each Selling Fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Selling Funds may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

Specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general. These factors may include, but are not limited to, state or local legislation or policy changes, economic factors, natural disasters, the possibility of credit problems and terrorist attacks. The Selling Funds seek to minimize this risk by diversifying investments within one state. In addition, each Selling Fund is subject to certain investment restrictions limiting the amount of its assets that can be invested in the securities of a single issuer. Notwithstanding these restrictions, a Selling Fund may be invested in a smaller number of securities.

Consequently, if one or more of the securities held in a Selling Fund declines in value or underperforms, it may have a greater impact on the Fund's performance than if the Fund held a larger number of securities. The Selling Funds may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

PERFORMANCE

The following bar charts and table provide some illustration of the risks of investing in the Funds by showing, respectively:

- how each Fund's performance has varied for each full calendar year shown in the bar chart; and

- how each Fund's average annual total returns compare to indexes shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts. If sales charges were included the returns would be lower.

Table. The table shows total returns from hypothetical investments in Class A and Class C shares of each Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

- the maximum sales charge for Class A shares; and

- sales at the end of the period, deduction of the applicable contingent deferred sales charge ("CDSC") and no adjustments for taxes paid by an investor on the reinvested income and capital gains for Class C shares.

The maximum initial sales charge for Class A shares reflected in the table is 4.50%. Although for all periods presented the Fund's Class A share returns reflect the 4.50% maximum initial sales charge that was in effect as of Dec. 31, 2008, the actual returns for periods prior to Jan. 7, 2008 would have been lower if the 4.75% maximum initial sales charge then in effect was incurred. Effective June 4, 2007, there no longer was an initial sales charge on purchases of Class C shares. Although for all periods presented the Fund's Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred.

AFTER-TAX RETURNS

After-tax returns are shown only for Class A shares. After-tax returns for Class C shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

       SELIGMAN COLORADO FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)
                    (BAR CHART)


         -5.26%    +12.92%   +5.22%    +7.66%    +5.53%    +4.26%    +2.83%    +3.35%    +3.76%    -0.02%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +5.40% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -2.52% (quarter ended Sept. 30, 2008).



        SELIGMAN FLORIDA FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)
                    (BAR CHART)


         -4.89%    +14.41%   +4.15%    +7.67%    +5.27%    +3.27%    +2.65%    +3.09%    +3.19%    -3.57%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +5.66% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -3.21% (quarter ended Sept. 30, 2008).



        SELIGMAN GEORGIA FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)
                    (BAR CHART)


         -5.04%    +13.49%   +3.02%    +7.83%    +5.02%    +1.88%    +2.86%    +3.84%    +2.13%    -6.25%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +4.81% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -4.86% (quarter ended Sept. 30, 2008).

       SELIGMAN LOUISIANA FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)
                    (BAR CHART)


         -4.62%    +12.70%   +4.20%    +8.50%    +4.30%    +3.52%    +2.24%    +3.61%    +3.41%    -4.38%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +4.73% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -3.10% (quarter ended Sept. 30, 2008).



       SELIGMAN MARYLAND FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)
                    (BAR CHART)


         -3.32%    +11.25%   +4.18%    +7.60%    +3.50%    +4.12%    +2.88%    +4.04%    +3.08%    -0.62%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +4.20% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -2.31% (quarter ended Sept. 30, 2008).



     SELIGMAN MASSACHUSETTS FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)
                    (BAR CHART)


         -6.73%    +15.20%   +4.39%    +9.94%    +5.26%    +2.60%    +2.25%    +3.35%    +3.36%    +1.48%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +6.45% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -2.80% (quarter ended Sept. 30, 1999).

       SELIGMAN MICHIGAN FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)
                    (BAR CHART)


         -3.80%    +12.89%   +4.37%    +7.75%    +5.41%    +3.10%    +2.29%    +3.31%    +2.77%    -2.45%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +4.98% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -2.87% (quarter ended Sept. 30, 2008).



       SELIGMAN MISSOURI FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)
                    (BAR CHART)


         -5.58%    +15.18%   +3.48%    +9.04%    +4.61%    +2.97%    +2.91%    +3.75%    +2.92%    -1.81%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +6.14% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -2.49% (quarter ended Sept. 30, 2008).



      SELIGMAN NEW JERSEY FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)
                    (BAR CHART)


         -5.58%    +13.25%   +3.98%    +7.78%    +4.80%    +3.02%    +2.78%    +3.10%    +3.33%    -5.72%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +5.02% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -3.22% (quarter ended Sept. 30, 2008).

    SELIGMAN NORTH CAROLINA FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)
                    (BAR CHART)


         -5.02%    +12.33%   +4.34%    +8.18%    +4.95%    +2.49%    +2.14%    +3.42%    +2.60%    +2.79%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +4.65% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -2.22% (quarter ended June 30, 2004).



         SELIGMAN OHIO FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)
                    (BAR CHART)


         -4.65%    +13.41%   +4.17%    +8.07%    +4.20%    +3.38%    +1.96%    +3.56%    +3.21%    +0.71%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +5.38% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -2.88% (quarter ended Sept. 30, 2008).



        SELIGMAN OREGON FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)
                    (BAR CHART)


         -3.95%    +12.56%   +4.38%    +8.20%    +4.37%    +3.60%    +3.00%    +3.93%    +3.23%    -1.26%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +5.07% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -2.29% (quarter ended Sept. 30, 2008).

     SELIGMAN PENNSYLVANIA FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)
                    (BAR CHART)


         -5.19%    +12.98%   +3.81%    +9.31%    +3.70%    +2.47%    +2.23%    +3.04%    +2.51%    +0.10%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +5.28% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -2.61% (quarter ended June 30, 2004).



    SELIGMAN SOUTH CAROLINA FUND (SELLING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)
                    (BAR CHART)


         -5.59%    +14.65%   +3.80%    +7.69%    +5.50%    +4.27%    +3.32%    +4.17%    +2.47%    -4.55%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +5.68% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -3.69% (quarter ended Sept. 30, 2008).



        SELIGMAN NATIONAL FUND (BUYING FUND)
             CLASS A SHARE PERFORMANCE
             (BASED ON CALENDAR YEARS)
                    (BAR CHART)


         -5.24%    +12.33%   +3.53%    +6.65%    +5.04%    +3.36%    +3.04%    +3.79%    +3.25%    -3.21%

          1999      2000      2001      2002      2003      2004      2005      2006      2007      2008




During the periods shown in the bar chart, the highest return for a calendar quarter was +4.69% (quarter ended Dec. 31, 2000) and the lowest return for a calendar quarter was -3.22% (quarter ended Sept. 30, 2008).

 AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)


                                                                                             SINCE
                                                                                           INCEPTION
                                                                                            CLASS C
                                                                1 YEAR  5 YEARS  10 YEARS  (5/27/99)
SELIGMAN COLORADO FUND (SELLING FUND):
  Class A
    Return before taxes                                         -4.49%   +1.89%   +3.45%        N/A
    Return after taxes on distributions                         -4.53%   +1.86%   +3.41%        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                      -1.64%   +2.18%   +3.54%        N/A
  Class C
    Return before taxes                                         -2.01%   +1.88%      N/A     +3.10%
Barclays Capital Municipal Bond Index*                          -2.47%   +2.71%   +4.26%     +4.38%(1)
Lipper Colorado Municipal Debt Funds Average*                   -8.13%   +1.07%   +2.77%     +2.90%
SELIGMAN FLORIDA FUND (SELLING FUND):
  Class A
    Return before taxes                                         -7.95%   +0.76%   +2.95%        N/A
    Return after taxes on distributions                         -7.95%   +0.70%   +2.89%        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                      -3.83%   +1.26%   +3.13%        N/A
  Class C
    Return before taxes                                         -5.25%   +0.94%      N/A     +2.76%
Barclays Capital Municipal Bond Index*                          -2.47%   +2.71%   +4.26%     +4.38%(1)
Lipper Florida Municipal Debt Funds Average*                    -9.93%   +0.78%   +2.70%     +2.73%
SELIGMAN GEORGIA FUND (SELLING FUND):
  Class A
    Return before taxes                                        -10.49%   -0.11%   +2.27%        N/A
    Return after taxes on distributions                        -10.49%   -0.11%   +2.19%        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                      -5.49%   +0.52%   +2.52%        N/A
  Class C
    Return before taxes                                         -7.98%   -0.08%      N/A     +1.89%
Barclays Capital Municipal Bond Index*                          -2.47%   +2.71%   +4.26%     +4.38%(1)
Lipper Georgia Municipal Debt Funds Average*                    -7.61%   +0.91%   +2.75%     +2.83%
SELIGMAN LOUISIANA FUND (SELLING FUND):
  Class A
    Return before taxes                                         -8.69%   +0.70%   +2.76%        N/A
    Return after taxes on distributions                         -8.88%   +0.62%   +2.68%        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                      -4.16%   +1.21%   +2.97%        N/A
  Class C
    Return before taxes                                         -6.03%   +0.72%      N/A     +2.43%
Barclays Capital Municipal Bond Index*                          -2.47%   +2.71%   +4.26%     +4.38%(1)
Lipper Other States Municipal Debt Funds Average*               -9.40%   +0.80%   +2.73%     +2.75%
SELIGMAN MARYLAND FUND (SELLING FUND):
  Class A
    Return before taxes                                         -5.12%   +1.74%   +3.12%        N/A
    Return after taxes on distributions                         -5.15%   +1.69%   +3.06%        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                      -2.13%   +2.03%   +3.25%        N/A
  Class C
    Return before taxes                                         -2.48%   +1.76%      N/A     +2.77%
Barclays Capital Municipal Bond Index*                          -2.47%   +2.71%   +4.26%     +4.38%(1)
Lipper Maryland Municipal Debt Funds Average*                   -9.28%   +0.84%   +2.67%     +2.77%

  AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)
(CONTINUED)


                                                                                             SINCE
                                                                                           INCEPTION
                                                                                            CLASS C
                                                                1 YEAR  5 YEARS  10 YEARS  (5/27/99)
SELIGMAN MASSACHUSETTS FUND (SELLING FUND):
  Class A
    Return before taxes                                         -3.10%   +1.68%   +3.50%        N/A
    Return after taxes on distributions                         -3.18%   +1.61%   +3.45%        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                      -0.59%   +2.01%   +3.59%        N/A
  Class C
    Return before taxes                                         -0.53%   +1.63%      N/A     +3.22%
Barclays Capital Municipal Bond Index*                          -2.47%   +2.71%   +4.26%     +4.38%(1)
Lipper Massachusetts Municipal Debt Funds Average               -9.46%   +1.07%   +2.92%     +3.05%
SELIGMAN MICHIGAN FUND (SELLING FUND):
  Class A
    Return before taxes                                         -6.82%   +0.84%   +3.00%        N/A
    Return after taxes on distributions                         -6.85%   +0.78%   +2.93%        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                      -3.09%   +1.30%   +3.16%        N/A
  Class C
    Return before taxes                                         -4.26%   +0.87%      N/A     +2.68%
Barclays Capital Municipal Bond Index*                          -2.47%   +2.71%   +4.26%     +4.38%(1)
Lipper Michigan Municipal Debt Funds Average*                  -10.97%   +1.37%   +3.22%     +3.20%
SELIGMAN MISSOURI FUND (SELLING FUND):
  Class A
    Return before taxes                                         -6.24%   +1.18%   +3.14%        N/A
    Return after taxes on distributions                         -6.24%   +1.13%   +3.08%        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                      -2.83%   +1.56%   +3.25%        N/A
  Class C
    Return before taxes                                         -3.51%   +1.24%      N/A     +2.85%
Barclays Capital Municipal Bond Index*                          -2.47%   +2.71%   +4.26%     +4.38%(1)
Lipper Missouri Municipal Debt Funds Average*                   -8.45%   +0.88%   +2.80%     +2.90%
SELIGMAN NEW JERSEY FUND (SELLING FUND):
  Class A
    Return before taxes                                         -9.95%   +0.31%   +2.46%        N/A
    Return after taxes on distributions                        -10.04%   +0.25%   +2.40%        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                      -5.16%   +0.85%   +2.69%        N/A
  Class C
    Return before taxes                                         -7.28%   +0.50%      N/A     +2.26%
Barclays Capital Municipal Bond Index*                          -2.47%   +2.71%   +4.26%     +4.38%(1)
Lipper New Jersey Municipal Debt Funds Average*                -10.93%   +0.53%   +2.63%     +2.66%
SELIGMAN NORTH CAROLINA FUND (SELLING FUND):
  Class A
    Return before taxes                                         -1.78%   +1.75%   +3.27%        N/A
    Return after taxes on distributions                         -1.81%   +1.69%   +3.18%        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                      -0.04%   +1.97%   +3.30%        N/A
  Class C
    Return before taxes                                         +1.13%   +1.94%      N/A     +3.12%
Barclays Capital Municipal Bond Index*                          -2.47%   +2.71%   +4.26%     +4.38%(1)
Lipper North Carolina Municipal Debt Funds Average*             -8.94%   +1.16%   +2.86%     +2.98%

  AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED DEC. 31, 2008)
(CONTINUED)


                                                                                             SINCE
                                                                                           INCEPTION
                                                                                            CLASS C
                                                                1 YEAR  5 YEARS  10 YEARS  (5/27/99)
SELIGMAN OHIO FUND (SELLING FUND):
  Class A
    Return before taxes                                         -3.85%   +1.63%   +3.24%        N/A
    Return after taxes on distributions                         -3.97%   +1.58%   +3.20%        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                      -1.18%   +1.93%   +3.36%        N/A
  Class C
    Return before taxes                                         -1.42%   +1.62%      N/A     +2.89%
Barclays Capital Municipal Bond Index*                          -2.47%   +2.71%   +4.26%     +4.38%(1)
Lipper Ohio Municipal Debt Funds Average*                       -6.91%   +1.65%   +3.15%     +3.26%
SELIGMAN OREGON FUND (SELLING FUND):
  Class A
    Return before taxes                                         -5.68%   +1.56%   +3.25%        N/A
    Return after taxes on distributions                         -5.72%   +1.51%   +3.18%        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                      -2.37%   +1.90%   +3.36%        N/A
  Class C
    Return before taxes                                         -3.09%   +1.57%      N/A     +2.89%
Barclays Capital Municipal Bond Index*                          -2.47%   +2.71%   +4.26%     +4.38%(1)
Lipper Other States Municipal Debt Funds Average*               -9.40%   +0.80%   +2.73%     +2.75%
SELIGMAN PENNSYLVANIA FUND (SELLING FUND):
  Class A
    Return before taxes                                         -4.46%   +1.13%   +2.92%        N/A
    Return after taxes on distributions                         -4.58%   +1.08%   +2.85%        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                      -1.64%   +1.45%   +3.00%        N/A
  Class C
    Return before taxes                                         -1.51%   +1.32%      N/A     +2.74%
Barclays Capital Municipal Bond Index*                          -2.47%   +2.71%   +4.26%     +4.38%(1)
Lipper Pennsylvania Municipal Debt Funds Average*              -10.59%   +0.30%   +2.50%     +2.58%
SELIGMAN SOUTH CAROLINA FUND (SELLING FUND):
  Class A
    Return before taxes                                         -8.89%   +0.94%   +2.95%        N/A
    Return after taxes on distributions                         -8.90%   +0.90%   +2.88%        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                      -4.44%   +1.39%   +3.11%        N/A
  Class C
    Return before taxes                                         -6.33%   +0.97%      N/A     +2.64%
Barclays Capital Municipal Bond Index*                          -2.47%   +2.71%   +4.26%     +4.38%(1)
Lipper Other States Municipal Debt Funds Average*               -9.40%   +0.80%   +2.73%     +2.75%
SELIGMAN NATIONAL FUND (BUYING FUND):
  Class A
    Return before taxes                                         -7.62%   +1.07%   +2.67%        N/A
    Return after taxes on distributions                         -7.62%   +1.07%   +2.67%        N/A
    Return after taxes on distributions and sale of Fund
    shares                                                      -3.74%   +1.52%   +2.91%        N/A
  Class C
    Return before taxes                                         -5.01%   +1.09%      N/A     +2.33%
Barclays Capital Municipal Bond Index*                          -2.47%   +2.71%   +4.26%     +4.38%(1)
Lipper General Municipal Debt Funds Average*                    -9.09%   +0.53%   +2.44%     +2.57%

(1) Measurement period started May 28, 1999.
 * The Barclays Capital Municipal Bond Index, formerly the Lehman Brothers Municipal Bond Index, ("Barclays Capital Index") and the Lipper municipal debt funds averages are unmanaged benchmarks that assume the reinvestment of all distributions and exclude the effect of taxes and sales charges. The Barclays Capital Index also excludes the effect of expenses and fees. The Barclays Capital Index is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lipper single-state municipal debt funds averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). The Lipper Other States Municipal Debt Funds Average measures the performance of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis. The Lipper General Municipal Debt Funds Average measures the performance of funds that invest primarily in municipal debt issues in the top four credit ratings. Investors cannot invest directly in an index or an average.

ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION

TERMS OF THE REORGANIZATIONS

The Board has approved the Agreement, the form of which is attached as Exhibit
A. The Agreement provides for Reorganizations on the following terms:

- Each Reorganization is expected to occur before the end of the third quarter of 2009, pending shareholder approval, receipt of any necessary regulatory approvals and satisfaction of any other conditions to closing. However, following shareholder approval, each Reorganization may happen at any time agreed to by the applicable Selling Fund and the Buying Fund.

- Each Selling Fund will transfer all of its assets to the Buying Fund and, in exchange, the Buying Fund will assume all the Selling Fund's liabilities and will issue to the Selling Fund, as applicable, Class A and/or Class C shares with an aggregate net asset value on the business day immediately preceding the closing of the Reorganization equal to the value of the assets that it receives from the Selling Fund, less the liabilities assumed by the Buying Fund in the transaction. The Reorganization Shares will immediately be distributed to the Selling Fund's shareholders in proportion to their holdings of shares of the Selling Fund. As a result, shareholders of the Selling Fund will become, as applicable, Class A and/or Class C shareholders of the Buying Fund.

- No Selling Fund and no shareholders of any Selling Fund will pay any sales charge in connection with its Reorganization.

- The net asset value of each Selling Fund and the Buying Fund will be computed as of 3:00 p.m., Central time, or close of business on the business day immediately preceding the closing date of the applicable Reorganization.

- After its Reorganization, each Selling Fund will be dissolved.

CONDITIONS TO CLOSING EACH REORGANIZATION

The completion of each Reorganization is subject to certain conditions described in the Agreement, including:

- The Selling Fund will have declared and paid a dividend that will distribute all of the Selling Fund's net investment income and net capital gains, if any, to the shareholders of the Selling Fund for the taxable years ending on or prior to the closing date of the Reorganization.

- The Funds will have received any approvals, consents or exemptions from the SEC or any other regulatory body necessary to carry out the Reorganization.

- A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and declared effective.

- The shareholders of the Selling Fund will have approved the Agreement.

- The Selling Fund will have received an opinion of tax counsel to the effect that, although not entirely free from doubt, the shareholders of the Selling Fund will not recognize gain or loss for federal income tax purposes upon the exchange of their Selling Fund shares for the Buying Fund shares in connection with the Reorganization.

TERMINATION OF THE AGREEMENT

The Agreement and the transactions contemplated by it may be terminated and abandoned with respect to any Reorganization by resolution of the Board at any time prior to the closing date thereof. In the event of a termination, RiverSource Investments will bear all costs associated with the Reorganization.

TAX STATUS OF THE REORGANIZATIONS

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of each Reorganization, each Selling Fund and the Buying Fund will receive an opinion from Ropes & Gray LLP to the effect that, although not free from doubt, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes:

- The transfer of the Selling Fund's assets to the Buying Fund in exchange for Class A and/or Class C shares, as applicable, of the Buying Fund and the assumption by the Buying Fund of the Selling Fund's liabilities, followed by the distribution of those Class A and/or Class C shares, as applicable, to the Selling Fund's shareholders and the termination of the Selling Fund, will be a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Selling Fund and the Buying Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

- Under Section 361 of the Code, no gain or loss will be recognized by the Selling Fund upon the transfer of all of its assets to the Buying Fund or on the distribution by the Selling Fund of Class A and/or Class C shares, as applicable, of the Buying Fund to Selling Fund shareholders in liquidation.

- Under Section 354 of the Code, the shareholders of the Selling Fund will not recognize gain or loss upon the exchange of their Class A and/or Class C shares, as applicable, of the Selling Fund solely for Class A and/or Class C shares, as applicable, of the Buying Fund as part of the Reorganization.

- Under Section 358 of the Code, the aggregate tax basis of the Class A and/or Class C shares, as applicable, of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Class A and/or Class C shares, as applicable, of the Selling Fund exchanged therefor.

- Under Section 1223(1) of the Code, the holding period for the Class A and/or Class C shares, as applicable, of the Buying Fund that a Selling Fund shareholder receives in the Reorganization will include the period for which he or she held the Class A and/or Class C shares, as applicable, of the Selling Fund exchanged therefor, provided that on the date of the exchange he or she held such Selling Fund shares as capital assets.

- Under Section 1032 of the Code, no gain or loss will be recognized by the Buying Fund upon the receipt of the Selling Fund's assets solely in exchange for the issuance of the Buying Fund's Class A and/or Class C shares, as applicable, to the Selling Fund and the assumption of all of the Selling Fund's liabilities by the Buying Fund.

- Under Section 362(b) of the Code, the Buying Fund's tax basis in the assets that the Buying Fund received from the Selling Fund will be the same as the Selling Fund's tax basis in those assets immediately prior to the transfer.

- Under Section 1223(2) of the Code, the Buying Fund's holding periods in the assets received from the Selling Fund will include the Selling Fund's holding periods in such assets.

- The Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of a Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

The opinion will be based on certain factual certifications made by the officers of the Selling Fund and the Buying Fund and will also be based on customary assumptions. The opinion will note and distinguish certain published precedent, and it is possible that the Internal Revenue Service (the "IRS") could disagree with Ropes & Gray LLP's opinion.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the Selling Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Selling Fund shares and the fair market value of the shares of the Buying Fund he or she received. Shareholders of a Selling Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

A portion or all of the portfolio assets of a Selling Fund may be sold in connection with its Reorganization. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Selling Fund's tax basis in such assets. Any net capital gains recognized in these sales will be distributed to Selling Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Because each Reorganization will end the tax year of the applicable Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable except to the extent of any exempt-interest dividends, and will include any capital gains resulting from portfolio turnover prior to the Reorganization.

Prior to the closing of each Reorganization, the Selling Fund will, and the Buying Fund may, declare a distribution to shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization. These distributions will be taxable to shareholders except to the extent of any exempt-interest dividends.

A Fund's ability to carry forward capital losses and to use them to offset future gains may be limited as a result of the Reorganization. First, a Fund's "pre-acquisition losses" (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund. Second, one Fund's pre-acquisition losses cannot be used to offset unrealized gains in another Fund that are "built in" at the time of the Reorganization and that exceed certain thresholds ("non-de minimis built-in gains") for five tax years. Third, a Selling Fund's loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the income of the Buying Fund for the taxable year of the Reorganization that is equal to the portion of the Buying Fund's taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had a Reorganization not occurred.

In addition, the combined Fund resulting from the Reorganizations will have tax attributes that reflect a blending of the tax attributes of the Funds at the time of the Reorganization (including as affected by the rules set forth above). Therefore, the shareholders of the Selling Fund will in each case receive a proportionate share of any "built-in" (unrealized) gains in another Fund's assets, as well as any taxable gains realized by the Buying Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed. As a result, shareholders of a Selling Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. And any pre-acquisition losses of the Selling Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset capital gains realized after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to Selling Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.

The impact of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of its Reorganization and thus cannot be calculated precisely prior to the Reorganization.

The realized and unrealized gains and losses of each Fund at the time of its Reorganization will determine the extent to which the combining Funds' respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization. The following paragraph provides a brief summary of the tax impact of the Reorganizations had they all occurred on Oct. 31, 2008. As noted above, the tax impact of a Reorganization depends on each Fund's relative tax situation at the time of the Reorganization, which situation will be different than the tax situation on Oct. 31, 2008, and cannot be calculated precisely prior to the Reorganization. Due to the substantial volatility in the marketplace and the activities of the Funds, the actual tax impacts of the Reorganizations could differ substantially from those described below.

As of Oct. 31, 2008, of the Selling Funds and the Buying Fund, only Seligman Georgia Fund and Buying Fund had capital loss carryforwards, in each case equal to less than 5% of net assets. Only Seligman Georgia Fund and Seligman New Jersey Fund had realized net gains, in each case equal to less than 1% of net assets, and only Buying Fund had net realized losses that also were equal to less than 1% of net assets. As of that date, Seligman Colorado Fund, Seligman Massachusetts Fund, Seligman North Carolina Fund and Seligman Pennsylvania Fund had unrealized gains, in each case equal to less than 3% of net assets, while the other Selling Funds and Buying Fund had unrealized losses, in each case equal to less than 7% of net assets. If the Reorganizations had occurred on Oct. 31, 2008, the loss limitation rules would not have affected the combined Fund's ability to use the Funds' losses to offset gains recognized by the combined Fund. The shareholders of Seligman Georgia Fund could have experienced a potential tax cost due to the Reorganization because the benefit of its losses would have been spread over a larger group of shareholders than if the Reorganizations had not occurred. The shareholders of the other Selling Funds might have benefited from the use of Seligman Georgia Fund's and Buying Fund's losses to offset gains of the combined Fund or from the spreading of their realized and unrealized gains across a larger group of shareholders.

The tax principles described above are not expected to change. However, their application and, at a minimum, the specific percentages noted above will change prior to each Reorganization because of market developments and the substantial volatility in the marketplace, any pre-Reorganization realignments or other sales of portfolio securities that might occur or that already have occurred, and shareholder activity in the Funds, among other changes.

Shareholders of a Selling Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganizations, shareholders of a Selling Fund should also consult their tax advisors as to the state, local and foreign tax consequences, if any, of the Reorganizations.

REASONS FOR THE PROPOSED REORGANIZATIONS AND BOARD DELIBERATIONS

The Board believes that each proposed Reorganization will be advantageous to Selling Fund and Buying Fund shareholders based on its consideration of the following matters:

- TERMS AND CONDITIONS OF THE REORGANIZATION. The Board considered the terms and conditions of each Reorganization as described in the previous paragraphs.

- TAX CONSEQUENCES. The Board considered the tax-free nature of each Reorganization. The Board also considered the relative tax situations of each Fund and the resulting tax impact of the Reorganization to Selling Fund shareholders, and believe that the benefits of each Reorganization potentially outweigh any resulting tax cost to shareholders. With respect to the proposed Reorganization of each Selling Fund into the Buying Fund, the Board considered, in particular, the impact on shareholders of the Selling Fund of the expected taxability of distributions from the Buying Fund for state and local tax purposes.

- CONTINUITY OF INVESTMENT. The Board took into account the fact that each Selling Fund and the Buying Fund have similar investment objectives and, except as noted below, similar investment strategies. In particular, for each Reorganization the Board considered the principal difference between the Funds, that unlike the Buying Fund, each Selling Fund, as its investment objective, seeks to generate income that is exempt not only from federal income taxes but also state and local taxes. The Board further considered that, whereas each of the Selling Funds invests in securities exempt from federal and a single state or local tax, the combined portfolio would continue to consist of municipal securities which are generally exempt from federal tax but not any single state's taxes, and that the holdings of each of the Selling Funds are eligible holdings of the Buying Fund. In this regard, however, the Board noted that the Selling Funds continue to be faced with a limited supply of investment opportunities in these states, whereas the Buying Fund, as a national tax-exempt fund, has a much broader investment universe from which to generate high current income. The Board also noted, in this regard, that the Selling Funds' single-state focused portfolios subject those Funds to geographic concentration risk (i.e., the risk that the Funds are particularly vulnerable to political and economic conditions affecting a single state) to a significantly greater degree than the Buying Fund. The Board also considered that, like the Buying Fund, each Selling Fund (with the exception of Seligman Pennsylvania Fund) also gives consideration to opportunities for capital gain.

- EXPENSE RATIOS. The Board considered the relative expenses of the Funds. Specifically, the Board considered that, as of the end of each Fund's most recent fiscal year, the gross expense ratio for each Selling Fund's Class A and Class C shares (except for Seligman Massachusetts Fund, Seligman Michigan Fund (Class A shares only), Seligman Ohio Fund and Seligman South Carolina
  Fund) was higher than or the same as the gross expense ratio for the Buying Fund's Class A and Class C shares, and that the net expense ratio (reflecting any fee waiver or expense reimbursement because of voluntary or contractual expense caps) for each Selling Fund's Class A and Class C shares (except for Seligman Ohio Fund (Class A shares only) and Seligman South Carolina Fund (Class A shares only)) was higher than or the same as the net expense ratio for the Buying Fund's Class A and Class C shares. The Board determined that there was expected to be a decrease or no change in the expense ratio for each share class of each Selling Fund as a result of its respective Reorganization (except for Seligman Ohio Fund and Seligman South Carolina Fund, which would experience a slight increase for Class A shares), but noted that the level of reduction was expected to vary between Class A and Class C shares.

 In particular, for each Reorganization (unless otherwise specified, discussion of expense impacts are with respect to a Fund's Class A shares) the Board considered that certain Funds are currently subject to a commitment by the investment manager and its affiliates to waive fees or cap expenses (or, with respect to the Selling Funds' 12b-1 fees, the Board has determined only to reimburse the distributor up to 0.10% of the 0.25% distribution (12b-1) fees), and that the expenses of each Selling Fund were expected to decline or stay the same as a result of the Reorganization on a gross expense ratio basis and a net expense ratio basis (except for Seligman Ohio Fund and Seligman South Carolina
 Fund) (based on current commitments of the investment manager and its affiliates to waive fees and cap expenses), as follows: Seligman Colorado Fund (gross expense ratio decline of 0.14% and net expense ratio decline of 0.06%), Seligman Florida Fund (gross expense ratio decline of 0.23% and net expense ratio decline of 0.30%), Seligman Georgia Fund (gross expense ratio decline of 0.18% and net expense ratio decline of 0.10%), Seligman Louisiana Fund (gross expense ratio decline of 0.15% and net expense ratio decline of 0.07%), Seligman Maryland Fund (gross expense ratio decline of 0.13% and net expense ratio decline of 0.05%), Seligman Massachusetts Fund (gross expense ratio decline of 0.08% and no change to net expense ratio), Seligman Michigan Fund (gross expense ratio decline of 0.08% and no change to net expense ratio), Seligman Missouri Fund (gross expense ratio decline of 0.14% and net expense ratio decline of 0.06%), Seligman New Jersey Fund (gross expense ratio decline of 0.27% and net expense ratio decline of 0.34%), Seligman North Carolina Fund (gross expense ratio decline of 0.42% and net expense ratio decline of 0.49%), Seligman Oregon Fund (gross expense ratio decline of 0.11% and net expense ratio decline of 0.03%), Seligman Pennsylvania Fund (gross expense ratio decline of 0.51% and net expense ratio decline of 0.58%). The impact of the Reorganizations to gross expense ratios and net expense ratios (based on current commitments of the investment manager and its affiliates to waive fees and cap expenses) for Seligman Ohio Fund and Seligman South Carolina Fund would be as follows: Seligman Ohio Fund (gross expense ratio decline of 0.06% and net expense ratio increase of 0.02%), and Seligman South Carolina Fund (gross expense ratio decline of 0.07% and net expense ratio increase of 0.01%). With respect to Seligman Ohio Fund and Seligman South Carolina Fund, the Board considered that shareholders of these Selling Funds were expected to only experience a slight net expense ratio increase, and the Board focused on the broader benefits further discussed under "Economies of Scale" and "Performance and Other Factors" including the Selling Funds' limited prospects for growth and small asset size.

- ECONOMIES OF SCALE. The Board observed that by combining the Funds, in addition to potential immediate economies of scale of a larger fund, the combined Fund would be able to take advantage of other economies of scale associated with a larger fund. For example, a larger fund may realize breakpoints more quickly, it may have an enhanced ability to effect portfolio transactions on more favorable terms and may have greater investment flexibility. Furthermore, the Board also considered that higher aggregate net assets resulting from each Reorganization and the opportunity for net cash inflows (or reduced outflows) may reduce the risk that, if net assets of the Selling Fund fail to grow, or diminish, its total expense ratio could rise from current levels as fixed expenses, such as audit expenses and accounting expenses that are charged on a per Fund basis, become a larger percentage of net assets.

- COSTS. The Board considered the fact that a portion of the costs of effecting each Reorganization (including professional fees and expenses related to printing and mailing proxy/prospectus materials and solicitation of shareholders) may be allocated to and borne by the Selling Fund, to the extent that such costs are specifically allocable to the Selling Fund. Costs of the Reorganization that are not specifically allocable to the Selling Fund will be divided equally between the Buying Fund and the Selling Fund. Following this initial allocation, the investment manager has agreed to limit the expenses actually allocated to a Selling Fund to anticipated reductions in expenses borne by that Fund over the first year following the Reorganization, less the cost borne by the Selling Fund related to other integration-related activity. Any out-of-pocket expenses not allocable to a Selling Fund as a result of these limitations and any out-of-pocket expenses allocable to the Buying Fund will be borne by the investment manager.

- DILUTION. The Board considered the fact that the Reorganizations will not dilute the interests of the current shareholders because it would be effected on the basis of the relative net asset value per share of the Selling Fund and Buying Fund, respectively. Thus, for example, a Class A shareholder of a Selling Fund will receive Class A shares of the Buying Fund equal in value to his or her Class A shares in the Selling Fund at the time of the Reorganization.

- PERFORMANCE AND OTHER FACTORS. The Board considered the relative performance records of each of the Funds, noting, however, that past performance is no guarantee of future results. In particular, the Board noted that the Buying Fund's state tax-equivalent yield (for 2008 as of 10/31/08) was higher than each of Seligman Colorado Fund, Seligman Maryland Fund, Seligman Missouri Fund, Seligman North Carolina Fund, Seligman Ohio Fund and Seligman Pennsylvania Fund. The Board also considered the fact that the Reorganizations should allow for a more concentrated selling effort by the Funds' underwriter, thereby potentially benefiting each of the Funds, and that reduced outflows or increased inflows could help the Buying Fund shareholders achieve further economies of scale (see "Economies of Scale" above). The Board further took into account the investment manager's belief that each Selling Fund, as a stand-alone fund, was less likely to experience any growth in assets from investor inflows in the near term. With respect to all of the Selling Funds, the Board observed that the Buying Fund offers the advantage of a more diversified portfolio and, thus (particularly in these uncertain times), reduces potential investment risk for Selling Fund shareholders. In this regard, it was noted that, assuming implementation of all Reorganizations, the combined Buying Fund would be greater than 19 times the size of Seligman Colorado Fund, 27 times the size of Seligman Florida Fund, 25 times the size of Seligman Georgia Fund, 24 times the size of Seligman Louisiana Fund, 18 times the size of Seligman Maryland Fund, 10 times the size of Seligman Massachusetts Fund, 8 times the size of Seligman Michigan Fund, 23 times the size of Seligman Missouri Fund, 20 times the size of Seligman New Jersey Fund, 44 times the size of Seligman North Carolina Fund, 6 times the size of Seligman Ohio Fund, 12 times the size of Seligman Oregon Fund, 41 times the size of Seligman Pennsylvania Fund, and 9 times the size of Seligman South Carolina Fund. The Board also considered that, although the Buying Fund may be acquiring certain Selling Fund lower-yielding tax-exempt securities as a result of the Reorganizations, all of these investments would be consistent with the Buying Fund's investment objective and policies. The Board further considered that the Selling Funds and the Buying Fund are managed by the same investment team, using the same investment philosophy and process.

- POTENTIAL BENEFITS TO THE INVESTMENT MANAGER AND ITS AFFILIATES. The Board considered the potential benefits from the Reorganizations that could be realized by the investment manager and its affiliates, including the elimination of expenses incurred in duplicative efforts to administer separate Funds. The Board also noted, however, that shareholders of each Selling Fund are expected to benefit over time from any decrease in overall operating expense ratios resulting from the proposed Reorganizations in addition to the other benefits discussed above.

BOARD DETERMINATIONS

After considering the factors described above and other relevant information, at a meeting held on Jan. 8, 2009, the Board of each Selling Fund, including a majority of the independent Board members, determined that participation in the relevant Reorganization is in the best interests of the Selling Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.

The Board of Directors of the Buying Fund approved the Agreement at a meeting held Jan. 8, 2009. Among other factors, the Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of shareholder interests and the anticipated tax consequences of the Reorganizations. The Board found that participation in each Reorganization is in the best interests of the Buying Fund and that the interests of existing shareholders of the Buying Fund will not be diluted as a result of the Reorganizations.

BOARD RECOMMENDATION AND REQUIRED VOTE

The Board recommends that shareholders of each Selling Fund approve the proposed Agreement. The Agreement must be approved by the affirmative vote of a majority of the outstanding voting securities of each Selling Fund. A vote of a majority of the outstanding voting securities of a Selling Fund is defined in the 1940 Act, as a vote of the lesser of (a) 67% or more of the shares of the Selling Fund that are present or represented by proxy at the Meeting, if more than 50% of the outstanding shares are present in person or by proxy at the Meeting; or
(b) more than 50% of the outstanding shares of the Selling Fund. If the Agreement is not approved for any Selling Fund, the Board will consider what further action should be taken with respect to such Selling Fund. The approval of the Reorganization of one Selling Fund is not conditioned upon the approval of the Reorganization of any other Selling Fund.

If shareholders approve the Reorganization of their Selling Fund, it is anticipated to occur before the end of the third quarter of 2009.

SECTION B -- PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Reference to the "Fund" in this section is a reference to each Selling Fund.

VOTING. Shareholders of record on April 3, 2009 are entitled to vote based on the number of shares they own in the Fund irrespective of which class they own. Unless otherwise restricted by the 1940 Act or by applicable state law, all share classes of a Fund will vote together as a single class on its proposed Reorganization.

A quorum is required to take action at the Meeting. Except with respect to Seligman Florida Fund, Seligman North Carolina Fund and Seligman Pennsylvania Fund, the presence at the Meeting, in person or by proxy, of shareholders entitled to cast one-third of all shares outstanding and entitled to be cast at the Meeting shall constitute a quorum. With respect to each of Seligman Florida Fund, Seligman North Carolina Fund and Seligman Pennsylvania Fund, the presence at the Meeting, in person or by proxy, of shareholders of record holding a majority of the shares outstanding and entitled to vote shall constitute a quorum.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain). Broker non-votes will be counted toward a quorum, but not toward the approval of any proposal. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have the authority to vote.)

PROXY SOLICITATION. If you properly authorize your proxy by internet, telephone or facsimile, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your votes will be cast at the Meeting, and at any postponement or adjournment thereof. If you give instructions, your votes will be cast in accordance with your instructions. If you return your signed proxy card without instructions, your votes will be cast in favor of the Reorganization of your Fund.

REVOKING YOUR PROXY. If you execute, date and submit a proxy card in respect of your Fund, you may revoke your proxy or change it by providing written notice to your Fund (Attention: Secretary) at 50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474, by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet, telephone or facsimile on a later date or by attending the Meeting and casting your vote in person. If you authorize your proxy by internet, telephone or facsimile, you may revoke it by authorizing a subsequent proxy by internet, telephone or facsimile or by completing, signing and returning a proxy card dated as of a date that is later than your last internet, telephone or facsimile proxy authorization or by attending the Meeting and casting your vote in person. Merely attending the Meeting without voting will not revoke your prior proxy.

SIMULTANEOUS MEETINGS. The meeting for each Selling Fund will be held simultaneously with the meeting for each other Selling Fund, with each Reorganization being voted on separately by the shareholders of the relevant Selling Fund. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Selling Fund's meeting to a time after the Meeting so that a meeting of that Selling Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment, and may vote for or against the adjournment in their discretion.

SOLICITATION OF PROXIES. The Board is asking for your vote and for you to vote as promptly as possible. The expenses of the solicitation will be paid by RiverSource Investments and by certain Selling Funds (see discussion of "Costs" under "Reasons for the Proposed Reorganizations and Board Deliberations"). Supplementary solicitations may be made by internet, telephone or facsimile, or by personal contact. Computershare Fund Services has been engaged to assist in the solicitation of proxies, at an aggregate estimated cost of 5,819.

SHAREHOLDER PROPOSALS. No proposals were received from shareholders. The Funds do not hold annual meetings of shareholders. Shareholders who wish to make a proposal at a Fund's next special meeting, which may not be included in the Fund's proxy materials, must notify the relevant Fund a reasonable amount of time before the Fund begins to print and mail its proxy materials. The fact that a Fund receives a shareholder proposal in a timely manner does not ensure inclusion of the proposal in the proxy materials, as there are other requirements in the proxy rules relating to such inclusion.

APPRAISAL RIGHTS FOR SELIGMAN FLORIDA FUND AND SELIGMAN NORTH CAROLINA FUND. Shareholders of Seligman Florida Fund and Seligman North Carolina Fund may be entitled to assert appraisal rights under the Massachusetts Business Corporation Act (the "MBCA"), applicable to such Selling Funds due to a provision in the Declaration of Trust for such funds, in connection with each such Selling Fund's Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Massachusetts law. A copy of the relevant provisions of the MBCA is attached as Exhibit D.

Notwithstanding the provisions of Massachusetts law, the SEC has taken the position that the use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, appraisal rights will be determined in accordance with the SEC's interpretation. As a result, if any shareholder of either Seligman Florida Fund or Seligman North Carolina Fund elects to exercise appraisal rights under Massachusetts law, the relevant Selling Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

In addition, Section 13.02(a)(3) of the MBCA provides for an exception to appraisal rights for which we believe, in light of the rationale expressed in the Comments of The Task Force on the Revision of the Massachusetts Business Corporation Law accompanying the MBCA, a reasonable argument exists for applying such exception to a transaction involving an open-end mutual fund. If any shareholder of either Seligman Florida Fund or Seligman North Carolina Fund elects to exercise appraisal rights under Massachusetts law, the relevant Selling Fund, in connection with submitting the question of the supremacy of Rule 22c-1 to a court of competent jurisdiction, may also argue that appraisal rights under Massachusetts law do not apply.

DISSENTERS' RIGHT OF APPRAISAL FOR SELIGMAN PENNSYLVANIA FUND. Pursuant to the Declaration of Trust (the "Declaration of Trust") for Seligman Pennsylvania Fund (the "PA Fund"), the PA Fund shareholders have dissenters' rights for the Selling Fund's Reorganization in accordance with Subchapter D of Chapter 15 of the Pennsylvania Business Corporation Law of 1988, as amended ("Subchapter D"). Any such dissenting shareholder may obtain payment in cash of the "fair value" of their shares as determined by the appraisal process in Subchapter D. A copy of the text of Subchapter D that prescribes the procedure for the exercise of dissenters' rights and for determining the value of a shareholder's shares is attached as Exhibit E. PA Fund shareholders who seek to exercise dissenters' rights must carefully follow with particularity the procedures described in such statutory provisions, as summarized below, or risk losing their dissenters' rights.

Notwithstanding the provisions of the Declaration of Trust and Pennsylvania law, the SEC has taken the position that the use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, dissenters' rights will be determined in accordance with the SEC's interpretation. As a result, if any shareholder elects to exercise dissenters' rights under Pennsylvania law, the PA Fund intends to submit the question of share value to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

Set forth below is a summary of the procedures relating to the exercise of a dissenting shareholder's rights ("Dissenters' Rights"), which summary does not purport to be complete and is qualified in its entirety by express reference to Subchapter D. Shareholders contemplating exercising Dissenters' Rights with respect to their shares are urged to review carefully such provisions because Dissenters' Rights will be lost if the procedural requirements of Subchapter D are not fully and precisely satisfied.

If the SEC's position described above is not sustained, then to perfect Dissenters' Rights, a dissenting shareholder must satisfy each of the following conditions:

Dissenting shareholders (a) must notify the PA Fund in writing of their intent to exercise Dissenters' Rights, (b) must not make any change in the beneficial ownership of their shares (the "dissenting shares") after giving such notice and
(c) must not vote in favor of the Selling Fund's Reorganization. Neither a proxy nor a vote against either proposal is sufficient to constitute the written notice required by Subchapter D.

A dissenting shareholder must exercise Dissenters' Rights with respect to all, and not just a portion, of its shares.

If the Selling Fund's Reorganization is approved, and if the SEC's position described above is not sustained, then each dissenting shareholder shall receive from the PA Fund notice of the means by which dissenting shareholders may demand payment for the dissenting shares, which will include a form for demanding payment. The form will include a certification of the date of acquisition of beneficial ownership of the dissenting shares. Such notice shall set forth a deadline for receipt by the PA Fund of the dissenting shareholder's demand, which deadline shall not be less than 30 days from the mailing of the notice. Dissenting shareholders who fail to demand payment on a timely basis or deposit their shares pursuant to the notice shall not have any right to receive payment of the "fair value" of their dissenting shares.

Dissenting shareholders shall retain all the rights of any other holder of shares prior to the effective time of the Selling Fund's Reorganization, except as limited by the requirements of the Subchapter D, which must be complied with in order to perfect Dissenters' Rights.

If the SEC's position described above is not sustained, then the PA Fund will give written notice that the Selling Fund's Reorganization has been consummated to each dissenting shareholder who has made written demand and will make a written offer to each such dissenting shareholder to pay for the dissenting shares a specified price deemed by the PA Fund to be the fair value of the shares. The written notice and offer will be accompanied by a balance sheet of the PA Fund as of the latest available date (not more than 16 months prior to the making of the offer) and by a statement of income of the PA Fund for the 12-month period ended on the date of such balance sheet.

If a dissenting shareholder is not satisfied with the PA Fund's estimate of "fair value," such shareholder must provide the PA Fund with his, her or its estimate of the "fair value" of the dissenting shares. Failure by the dissenting shareholder to send such an estimate within 30 days after the PA Fund's notice results in the PA Fund's estimate being the final and complete amount to which the dissenting shareholder is entitled.

Should any demands for payment by dissenting shareholders remain unsettled, the PA Fund may file an application with the Court of Common Pleas to determine "fair value" within 60 days after the later of the effective time of the Selling Fund's Reorganization, timely receipt of any demands for payment by dissenting shareholders, or timely receipt of any estimates of "fair value" submitted by dissenting shareholders. If the PA Fund does not file an application for a determination of "fair value," a dissenting shareholder may do so in the name of the PA Fund within 30 days after the expiration of the 60-day period in which the PA Fund could have applied. If no shareholder does so, then the estimate of the PA Fund becomes final. If a dissenting shareholder does file, then all remaining dissenting shareholders will be made parties to the proceeding. The Court may, if it elects, appoint one or more appraisers to receive evidence and recommend a decision on the question of "fair value."

All dissenting shareholders who remain parties to the proceeding will be entitled to a judgment against the PA Fund for the amount of the "fair value" of the dissenting shares as of the day prior to the effective date of the Selling Fund's Reorganization, plus interest, without regard to any depreciation or appreciation of the dissenting shares.

The costs and expenses of the proceeding to determine the "fair value" of the dissenting shares shall be determined by the Court and assessed against the PA Fund, but all or any part of such costs and expenses may be apportioned and assessed as the Court may deem equitable, against any or all of the dissenting shareholders if the Court shall find that the action of the dissenting shareholders, in failing to accept the PA Fund's offer of fair value, was dilatory, obdurate, arbitrary, vexatious or in bad faith. The expenses of the proceeding shall include reasonable compensation and reasonable expenses of the appraisers but shall exclude the fees and expenses of counsel for, and experts employed by, any party. The Court may assess fees and expenses of counsel and experts against the PA Fund if the Court determines that the PA Fund failed to comply substantially with the requirements of the Subchapter D (with respect to Dissenters' Rights) and against the PA Fund or a dissenting shareholder if the Court finds that such party acted in bad faith or in a dilatory, obdurate, arbitrary or vexatious manner. SHAREHOLDERS WISHING TO DISSENT SHOULD CONSULT THEIR OWN COUNSEL.

OTHER BUSINESS. The Board does not know of any matters to be presented at the Meeting other than the Reorganizations. If other business should properly come before the Meeting, the persons named as proxies will vote thereon in their discretion.

ADJOURNMENT. With respect to each Selling Fund other than Seligman Florida Fund, Seligman North Carolina Fund and Seligman Pennsylvania Fund, in the event that not enough votes are received by the time scheduled for the Meeting, or, even if a quorum is present, if sufficient votes in favor of any Reorganization are not received and tabulated prior to the time scheduled for the Meeting, the chairman of the Meeting may adjourn the Meeting, with no notice other than an announcement at the Meeting, to a date not later than the 120th day after the original record date for the Meeting to allow further solicitation of shareholders on the proposed Reorganizations.

For each of Seligman Florida Fund, Seligman North Carolina Fund and Seligman Pennsylvania Fund, if a quorum is not present or represented at the Meeting, the holders of a majority of the shares of a Selling Fund present at the Meeting, in person or by proxy, shall have power to adjourn the Meeting, without notice other than announcement at the Meeting, until the requisite number of shares entitled to vote at the Meeting is present.

The persons named as proxies will vote in favor of adjournment those shares they have been instructed to vote in favor of a Reorganization, or for which they have received a proxy but no voting instructions. They will vote against any adjournment those shares they have been instructed to vote against a Reorganization. A shareholder vote may be taken on one or more Reorganizations discussed in this proxy statement/prospectus prior to adjournment of the Meeting if sufficient votes have been received with respect to that particular proposal(s), and may adjourn with respect to those proposals for which sufficient votes have not yet been received.

SECTION C -- CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS

This section contains the following information about the Funds:

TABLE     CONTENT
          (all information is shown for the last fiscal year unless noted otherwise)
 C-1      Actual and Pro Forma Capitalization of each Selling Fund and the Buying Fund
 C-2      Actual and Pro Forma ownership of Fund shares
 C-3      Financial Highlights of the Buying Fund


THE FUNDS' INVESTMENT MANAGER AND DISTRIBUTOR. RiverSource Investments, LLC, 200 Ameriprise Financial Center, Minneapolis, MN 55474, a wholly-owned subsidiary of Ameriprise Financial, is the investment manager for each Fund. RiverSource Fund Distributors, Inc. (formerly known as Seligman Advisors, Inc.), 50606 Ameriprise Financial Center, Minneapolis, MN 55474, an indirect wholly-owned subsidiary of RiverSource Investments, LLC, is the distributor for each Fund.

CAPITALIZATION OF SELLING FUNDS AND BUYING FUND

The following table shows the capitalization of the Funds as of Jan. 31, 2009 and on a pro forma basis, assuming the proposed Reorganization had taken place. The pro forma combined table includes the impact of non-recurring estimated Reorganization costs expected to be borne by certain Selling Funds. The pro forma combined net assets are determined by adding the net assets, less any Reorganization costs, of the Selling Fund and the net assets of the Buying Fund. The pro forma combined shares outstanding are determined by dividing the net assets, less any Reorganization costs, of the Selling Fund by the net asset value per share of the Buying Fund and adding the actual shares outstanding of the Buying Fund. For the Reorganization of Seligman Colorado Fund into Seligman National Fund, the Reorganization costs reduced pro forma combined net assets by $5,777 for Class A and $249 for Class C. For the Reorganization of Seligman Florida Fund into Seligman National Fund, the Reorganization costs reduced pro forma combined net assets by $36,265 for Class A and $2,545 for Class C. For the Reorganization of Seligman Georgia Fund into Seligman National Fund, the Reorganization costs reduced pro forma combined net assets by $14,771 for Class A and $670 for Class C. For the Reorganization of Seligman Louisiana Fund into Seligman National Fund, the Reorganization costs reduced pro forma combined net assets by $6,909 for Class A and $349 for Class C. For the Reorganization of Seligman Maryland Fund into Seligman National Fund, the Reorganization costs reduced pro forma combined net assets by $6,194 for Class A and $300 for Class
C. For the Reorganization of Seligman Missouri Fund into Seligman National Fund, the Reorganization costs reduced pro forma combined net assets by $4,843 for Class A and $200 for Class C. For the Reorganization of Seligman New Jersey Fund into Seligman National Fund, the Reorganization costs reduced pro forma combined net assets by $38,050 for Class A and $2,447 for Class C. For the Reorganization of Seligman North Carolina Fund into Seligman National Fund, the Reorganization costs reduced pro forma combined net assets by $36,710 for Class A and $1,877 for Class C. For the Reorganization of Seligman Pennsylvania Fund into Seligman National Fund, the Reorganization costs reduced pro forma combined net assets by $37,182 for Class A and $1,893 for Class C. For the Reorganization of all Selling Funds into Seligman National Fund, the Reorganization costs reduced pro forma combined net assets by $187,212 for Class A and $10,019 for Class C.

TABLE C-1. ACTUAL AND PRO FORMA CAPITALIZATION OF EACH SELLING FUND AND THE BUYING FUND

                                                                         NET ASSET VALUE
FUND                                                        NET ASSETS      PER SHARE     SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------
SELIGMAN COLORADO FUND (ACTUAL) (SELLING FUND)
Class A                                                    $ 30,021,774       $7.36            4,078,136
Class C                                                       1,182,667        7.35              160,938
SELIGMAN FLORIDA FUND (ACTUAL) (SELLING FUND)
Class A                                                    $ 18,316,890       $7.25            2,526,948
Class C                                                       2,912,267        7.27              400,527
SELIGMAN GEORGIA FUND (ACTUAL) (SELLING FUND)
Class A                                                    $ 21,923,057       $7.11            3,082,346
Class C                                                       1,034,153        7.14              144,933
SELIGMAN LOUISIANA FUND (ACTUAL) (SELLING FUND)
Class A                                                    $ 23,294,740       $7.34            3,173,004
Class C                                                       1,547,013        7.34              210,893
SELIGMAN MARYLAND FUND (ACTUAL) (SELLING FUND)
Class A                                                    $ 32,142,426       $7.73            4,159,367
Class C                                                       1,789,701        7.74              231,197

                                                                         NET ASSET VALUE
FUND                                                        NET ASSETS      PER SHARE     SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS FUND (ACTUAL) (SELLING FUND)
Class A                                                    $ 57,082,173       $7.75            7,361,578
Class C                                                       3,017,971        7.76              388,937
SELIGMAN MICHIGAN FUND (ACTUAL) (SELLING FUND)
Class A                                                    $ 65,711,632       $7.77            8,458,004
Class C                                                       1,994,533        7.76              257,056
SELIGMAN MISSOURI FUND (ACTUAL) (SELLING FUND)
Class A                                                    $ 25,403,237       $7.42            3,422,254
Class C                                                         825,937        7.42              111,238
SELIGMAN NEW JERSEY FUND (ACTUAL) (SELLING FUND)
Class A                                                    $ 24,565,322       $6.80            3,611,403
Class C                                                       2,832,112        6.91              409,695
SELIGMAN NORTH CAROLINA FUND (ACTUAL) (SELLING FUND)
Class A                                                    $ 12,580,852       $7.81            1,610,725
Class C                                                       1,051,053        7.81              134,543
SELIGMAN OHIO FUND (ACTUAL) (SELLING FUND)
Class A                                                    $ 83,595,958       $7.71           10,837,809
Class C                                                       1,466,346        7.76              188,896
SELIGMAN OREGON FUND (ACTUAL) (SELLING FUND)
Class A                                                    $ 43,204,235       $7.50            5,757,562
Class C                                                       2,673,830        7.50              356,681
SELIGMAN PENNSYLVANIA FUND (ACTUAL) (SELLING FUND)
Class A                                                    $ 13,034,815       $7.66            1,702,525
Class C                                                       1,057,493        7.65              138,310
SELIGMAN SOUTH CAROLINA FUND (ACTUAL) (SELLING FUND)
Class A                                                    $ 55,512,377       $7.62            7,282,254
Class C                                                       4,276,550        7.62              561,249
SELIGMAN NATIONAL FUND (ACTUAL) (BUYING FUND)
Class A                                                    $ 63,997,291       $7.43            8,616,904
Class C                                                       2,864,569        7.43              385,586
SELIGMAN NATIONAL FUND
(PRO FORMA COMBINED, ASSUMING REORGANIZATION OF ONLY
SELIGMAN COLORADO FUND IS CONSUMMATED)
Class A                                                    $ 94,013,288       $7.43           12,656,742
Class C                                                       4,046,987        7.43              544,727
SELIGMAN NATIONAL FUND
(PRO FORMA COMBINED, ASSUMING REORGANIZATION OF ONLY
SELIGMAN FLORIDA FUND IS CONSUMMATED)
Class A                                                    $ 82,277,916       $7.43           11,077,284
Class C                                                       5,774,291        7.43              777,204
SELIGMAN NATIONAL FUND
(PRO FORMA COMBINED, ASSUMING REORGANIZATION OF ONLY
SELIGMAN GEORGIA FUND IS CONSUMMATED)
Class A                                                    $ 85,905,577       $7.43           11,565,529
Class C                                                       3,898,052        7.43              524,682
SELIGMAN NATIONAL FUND
(PRO FORMA COMBINED, ASSUMING REORGANIZATION OF ONLY
SELIGMAN LOUISIANA FUND IS CONSUMMATED)
Class A                                                    $ 87,285,122       $7.43           11,751,202
Class C                                                       4,411,233        7.43              593,751
SELIGMAN NATIONAL FUND
(PRO FORMA COMBINED, ASSUMING REORGANIZATION OF ONLY
SELIGMAN MARYLAND FUND IS CONSUMMATED)
Class A                                                    $ 96,133,523       $7.43           12,942,103
Class C                                                       4,653,970        7.43              626,421

                                                                         NET ASSET VALUE
FUND                                                        NET ASSETS      PER SHARE     SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------
SELIGMAN NATIONAL FUND
(PRO FORMA COMBINED, ASSUMING REORGANIZATION OF ONLY SELIGMAN
MASSACHUSETTS FUND IS CONSUMMATED)
Class A                                                    $121,079,464       $7.43           16,299,565
Class C                                                       5,882,540        7.43              791,773
SELIGMAN NATIONAL FUND
(PRO FORMA COMBINED, ASSUMING REORGANIZATION OF ONLY
SELIGMAN MICHIGAN FUND IS CONSUMMATED)
Class A                                                    $129,708,923       $7.43           17,461,000
Class C                                                       4,859,102        7.43              654,029
SELIGMAN NATIONAL FUND
(PRO FORMA COMBINED, ASSUMING REORGANIZATION OF ONLY
SELIGMAN MISSOURI FUND IS CONSUMMATED)
Class A                                                    $ 89,395,685       $7.43           12,035,261
Class C                                                       3,690,306        7.43              496,722
SELIGMAN NATIONAL FUND
(PRO FORMA COMBINED, ASSUMING REORGANIZATION OF ONLY
SELIGMAN NEW JERSEY FUND IS CONSUMMATED)
Class A                                                    $ 88,524,563       $7.43           11,918,017
Class C                                                       5,694,234        7.43              766,429
SELIGMAN NATIONAL FUND
(PRO FORMA COMBINED, ASSUMING REORGANIZATION OF ONLY
SELIGMAN NORTH CAROLINA FUND IS CONSUMMATED)
Class A                                                    $ 76,541,433       $7.43           10,305,214
Class C                                                       3,913,745        7.43              526,794
SELIGMAN NATIONAL FUND
(PRO FORMA COMBINED, ASSUMING REORGANIZATION OF ONLY
SELIGMAN OHIO FUND IS CONSUMMATED)
Class A                                                    $147,593,249       $7.43           19,868,042
Class C                                                       4,330,915        7.43              582,941
SELIGMAN NATIONAL FUND
(PRO FORMA COMBINED, ASSUMING REORGANIZATION OF ONLY
SELIGMAN OREGON FUND IS CONSUMMATED)
Class A                                                    $107,201,526       $7.43           14,431,740
Class C                                                       5,538,399        7.43              745,455
SELIGMAN NATIONAL FUND
(PRO FORMA COMBINED, ASSUMING REORGANIZATION OF ONLY
SELIGMAN PENNSYLVANIA FUND IS CONSUMMATED)
Class A                                                    $ 76,994,924       $7.43           10,366,249
Class C                                                       3,920,169        7.43              527,659
SELIGMAN NATIONAL FUND
(PRO FORMA COMBINED, ASSUMING REORGANIZATION OF ONLY
SELIGMAN SOUTH CAROLINA FUND IS CONSUMMATED)
Class A                                                    $119,509,668       $7.43           16,088,287
Class C                                                       7,141,119        7.43              961,165
SELIGMAN NATIONAL FUND
(PRO FORMA COMBINED, ASSUMING REORGANIZATIONS OF ALL
SELLING FUNDS ARE CONSUMMATED)
Class A                                                    $570,199,567       $7.43           76,746,416
Class C                                                      30,516,176        7.43            4,107,202

OWNERSHIP OF SELLING FUND AND BUYING FUND SHARES

The following table provides information on shareholders who owned more than 5% of any class of each Fund's outstanding shares as of Jan. 31, 2009. As of Jan. 31, 2009, officers and directors/trustees of each Fund, as a group, owned less than 1% of the outstanding shares of any class of such Fund.

TABLE C-2. ACTUAL AND PRO FORMA OWNERSHIP OF FUND SHARES

                                                                   PERCENT          PERCENT
                                                                  OF SHARES        OF SHARES       PERCENT OF
                                                               HELD - SELIGMAN  HELD - SELIGMAN    SHARES HELD
                                                                COLORADO FUND    NATIONAL FUND    FOLLOWING THE
FUND     5% OWNERS                                              (SELLING FUND)   (BUYING FUND)   REORGANIZATION
---------------------------------------------------------------------------------------------------------------
SELIGMAN COLORADO FUND (SELLING FUND) AND SELIGMAN NATIONAL FUND (BUYING FUND)
Class A  Merrill Lynch, Pierce Fenner & Smith Inc. (MLPF&S),
         Jacksonville, FL                                            5.74%           12.65%          10.47%
         CitiGroup Global House Account (CitiGroup Global
         House Account), New York, NY                                5.18%            5.28%           5.26%
         Charles Schwab & Co. Inc. (Charles Schwab), San
         Francisco, CA                                                 N/A            7.08%           4.83%
Class C  Pershing LLC (Pershing), Jersey City, NJ                   42.74%              N/A          12.49%
         CitiGroup Global House Account                             21.54%           13.40%          15.72%
         MLPF&S                                                     11.99%           15.09%          14.12%
         Raymond James & Assoc Inc. FBO Laura McCallum TTEE,
         Elizabeth, CO                                               8.54%              N/A           2.50%
         Morgan Stanley & Co. (Morgan Stanley), Jersey City,
         NJ                                                            N/A            7.23%           5.08%



                                                                   PERCENT          PERCENT
                                                                  OF SHARES        OF SHARES       PERCENT OF
                                                               HELD - SELIGMAN  HELD - SELIGMAN    SHARES HELD
                                                                 FLORIDA FUND    NATIONAL FUND    FOLLOWING THE
FUND     5% OWNERS                                              (SELLING FUND)   (BUYING FUND)   REORGANIZATION
---------------------------------------------------------------------------------------------------------------
SELIGMAN FLORIDA FUND (SELLING FUND) AND SELIGMAN NATIONAL FUND (BUYING FUND)
Class A  CitiGroup Global House Account                             10.79%            5.28%           6.52%
         MLPF&S                                                      9.23%           12.65%          11.92%
         Brown Brothers Harriman & Co., Jersey City, NJ              7.42%              N/A           1.65%
         Charles Schwab                                                N/A            7.08%           5.52%
Class C  MLPF&S                                                     20.07%           15.09%          17.55%
         First Clearing, LLC, Catheryne R. Park, Popano
         Beach, FL                                                  19.52%              N/A           9.84%
         CitiGroup Global House Account                             11.47%           13.40%          12.39%
         Dwight C. Byers TTEE, St. Petersburg, FL                    6.94%              N/A           3.50%
         First Clearing, LLC, Catheryne R. Park, Popano
         Beach, FL                                                   6.29%              N/A           3.17%
         Morgan Stanley                                                N/A            7.23%           3.56%



                                                                   PERCENT          PERCENT
                                                                  OF SHARES        OF SHARES       PERCENT OF
                                                               HELD - SELIGMAN  HELD - SELIGMAN    SHARES HELD
                                                                 GEORGIA FUND    NATIONAL FUND    FOLLOWING THE
FUND     5% OWNERS                                              (SELLING FUND)   (BUYING FUND)   REORGANIZATION
---------------------------------------------------------------------------------------------------------------
SELIGMAN GEORGIA FUND (SELLING FUND) AND SELIGMAN NATIONAL FUND (BUYING FUND)
Class A  MLPF&S                                                     15.12%           12.65%          13.30%
         CitiGroup Global House Account                              6.08%            5.28%           5.50%
         Charles Schwab                                              5.29%
Class C  MLPF&S                                                     47.36%           15.09%          23.59%
         NFS LLC FEBO Micheline Hunt, Warner Robins, GA             14.04%              N/A           3.73%
         Sara C. Swann TTEE, Atlanta, GA                             8.89%              N/A           2.36%
         Pershing                                                    6.37%              N/A           1.69%
         NFS LLC FEBO Nell F. Ivey, Warner Robins, GA                5.32%              N/A           1.41%
         CitiGroup Global House Account                                N/A           13.40%           9.79%
         Morgan Stanley                                                N/A            7.23%           5.28%

                                                                   PERCENT          PERCENT
                                                                  OF SHARES        OF SHARES       PERCENT OF
                                                               HELD - SELIGMAN  HELD - SELIGMAN    SHARES HELD
                                                                LOUISIANA FUND   NATIONAL FUND    FOLLOWING THE
FUND     5% OWNERS                                              (SELLING FUND)   (BUYING FUND)   REORGANIZATION
---------------------------------------------------------------------------------------------------------------
SELIGMAN LOUISIANA FUND (SELLING FUND) AND SELIGMAN NATIONAL FUND (BUYING FUND)
Class A  MLPF&S                                                     18.48%           12.65%          14.23%
         CitiGroup Global House Account                             14.82%            5.28%           7.84%
         Morgan Stanley                                             11.84%              N/A           3.16%
         Charles Schwab                                                N/A            7.08%           5.21%
Class C  CitiGroup Global House Account                             20.24%           13.40%          15.75%
         Morgan Stanley                                             20.09%            7.23%          11.71%
         MLPF&S                                                     17.21%           15.09%          15.78%
         First Clearing, LLC, Robert McDaniel, Ville Platte,
         LA                                                         13.30%              N/A           4.67%
         First Clearing, LLC, Avery L. Cook, Lake Charles, LA        9.04%              N/A           3.17%
         A.G. Edwards & Sons Inc., Mary F. Harrison, St.
         Louis, MO                                                   6.59%              N/A           2.31%
         First Clearing LLC, John Falgout Sr., Lake Charles,
         LA                                                          5.19%              N/A           1.82%



                                                                   PERCENT          PERCENT
                                                                  OF SHARES        OF SHARES       PERCENT OF
                                                               HELD - SELIGMAN  HELD - SELIGMAN    SHARES HELD
                                                                MARYLAND FUND    NATIONAL FUND    FOLLOWING THE
FUND     5% OWNERS                                              (SELLING FUND)   (BUYING FUND)   REORGANIZATION
---------------------------------------------------------------------------------------------------------------
SELIGMAN MARYLAND FUND (SELLING FUND) AND SELIGMAN NATIONAL FUND (BUYING FUND)
Class A  CitiGroup Global House Account                             14.67%            5.28%           8.43%
         MLPF&S                                                     10.29%           12.65%          11.88%
         Charles Schwab                                                N/A            7.08%           4.73%
Class C  MLPF&S                                                     24.10%           15.09%          18.49%
         CitiGroup Global House Account                             15.45%           13.40%          14.14%
         Charles J. Kucera, Millersville, MS                         7.53%              N/A           2.89%
         Morgan Stanley                                                N/A            7.23%           4.42%



                                                                   PERCENT           PERCENT
                                                                  OF SHARES         OF SHARES       PERCENT OF
                                                               HELD - SELIGMAN   HELD - SELIGMAN    SHARES HELD
                                                             MASSACHUSETTS FUND   NATIONAL FUND    FOLLOWING THE
FUND     5% OWNERS                                             (SELLING FUND)     (BUYING FUND)   REORGANIZATION
----------------------------------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS FUND (SELLING FUND) AND SELIGMAN NATIONAL FUND (BUYING FUND)
Class A  Morgan Stanley                                             7.35%                N/A           3.47%
         MLPF&S                                                     5.82%             12.65%           9.45%
         CitiGroup Global House Account                             5.16%              5.28%           5.23%
         Charles Schwab                                               N/A              7.08%           3.75%
Class C  NFS LLC FEBO Janis Bellow, Brookline, MA                  14.06%                N/A           7.21%
         Janney Montgomery Scott LLC, Thalia Ethel Taloumis
         Trust, Philadelphia, PA                                    6.08%                N/A           3.12%
         Pershing                                                   5.59%                N/A           2.87%
         First Clearing, LLC, Lorraine Mitchell TTEE,
         Needham, MA                                                5.56%                N/A           2.85%
         MLPF&S                                                       N/A             15.09%           7.30%
         CitiGroup Global House Account                               N/A             13.40%           6.49%
         Morgan Stanley                                               N/A              7.23%           3.50%

                                                                   PERCENT          PERCENT
                                                                  OF SHARES        OF SHARES       PERCENT OF
                                                               HELD - SELIGMAN  HELD - SELIGMAN    SHARES HELD
                                                                MICHIGAN FUND    NATIONAL FUND    FOLLOWING THE
FUND     5% OWNERS                                              (SELLING FUND)   (BUYING FUND)   REORGANIZATION
---------------------------------------------------------------------------------------------------------------
SELIGMAN MICHIGAN FUND (SELLING FUND) AND SELIGMAN NATIONAL FUND (BUYING FUND)
Class A  CitiGroup Global House Account                              9.23%            5.28%           7.30%
         MLPF&S                                                        N/A           12.65%           6.26%
         Charles Schwab                                                N/A            7.08%           3.50%
Class C  MLPF&S                                                     51.39%           15.09%          29.94%
         Jerry A. and Karen D. Hendrickson, JT TEN, Wyoming,
         MI                                                          8.78%              N/A           3.60%
         NFS LLC FEBO Clara E. Burrell TTEE, Lansing, MI             5.58%              N/A           2.29%
         CitiGroup Global House Account                                N/A           13.40%           7.85%
         Morgan Stanley                                                N/A            7.23%           4.23%



                                                                   PERCENT          PERCENT
                                                                  OF SHARES        OF SHARES       PERCENT OF
                                                               HELD - SELIGMAN  HELD - SELIGMAN    SHARES HELD
                                                                MISSOURI FUND    NATIONAL FUND    FOLLOWING THE
FUND     5% OWNERS                                              (SELLING FUND)   (BUYING FUND)   REORGANIZATION
---------------------------------------------------------------------------------------------------------------
SELIGMAN MISSOURI FUND (SELLING FUND) AND SELIGMAN NATIONAL FUND (BUYING FUND)
Class A  MLPF&S                                                      8.31%           12.65%          11.44%
         CitiGroup Global House Account                              5.72%            5.28%           5.42%
         Charles Schwab                                                N/A            7.08%           5.08%
Class C  CitiGroup Global House Account                             46.14%           13.40%          20.66%
         MLPF&S                                                     22.24%           15.09%          16.61%
         NFS LLC FEBO Herbert M. Garrison Living Trust,
         Raytown, MO                                                12.15%              N/A           2.72%
         NFS LLC FEBO Lehmen Family Living Trust, Jefferson
         City, MO                                                    8.14%              N/A           1.82%
         Fahnestock & Co. Inc. F/B/O John G. Wolter,
         Florissant, MO                                              5.34%              N/A           1.19%
         Morgan Stanley                                                N/A            7.23%           5.57%



                                                                   PERCENT          PERCENT
                                                                  OF SHARES        OF SHARES       PERCENT OF
                                                               HELD - SELIGMAN  HELD - SELIGMAN    SHARES HELD
                                                               NEW JERSEY FUND   NATIONAL FUND    FOLLOWING THE
FUND     5% OWNERS                                              (SELLING FUND)   (BUYING FUND)   REORGANIZATION
---------------------------------------------------------------------------------------------------------------
SELIGMAN NEW JERSEY FUND (SELLING FUND) AND SELIGMAN NATIONAL FUND (BUYING FUND)
Class A  MLPF&S                                                     10.55%           12.65%          12.09%
         Morgan Stanley                                              7.57%              N/A           2.10%
         CitiGroup Global House Account                              6.51%            5.28%           5.63%
         Charles Schwab                                              5.13%
Class C  Morgan Stanley                                             22.39%            7.23%          14.70%
         NFS LLC FEBO Regina Freeman TTEE, South Orange, NJ         18.32%              N/A           9.07%
         MLPF&S                                                      8.18%           15.09%          11.59%
         UBS Financial Services Inc. FBO Donald & Patricia
         Francese, Montvale, NJ                                      8.05%              N/A           3.98%
         CitiGroup Global House Account                              7.38%           13.40%          10.35%
         UBS Financial Services Inc. FBO Petra Weller-
         Applestein, Wayne, NJ                                       6.63%              N/A           3.28%
         Patricia Ann Barry, New Providence, NJ                      5.62%              N/A           2.78%

                                                                   PERCENT            PERCENT
                                                                  OF SHARES          OF SHARES       PERCENT OF
                                                               HELD - SELIGMAN    HELD - SELIGMAN    SHARES HELD
                                                             NORTH CAROLINA FUND   NATIONAL FUND    FOLLOWING THE
FUND     5% OWNERS                                              (SELLING FUND)     (BUYING FUND)   REORGANIZATION
-----------------------------------------------------------------------------------------------------------------
SELIGMAN NORTH CAROLINA FUND (SELLING FUND) AND SELIGMAN NATIONAL FUND (BUYING FUND)
Class A  MLPF&S                                                      6.89%             12.65%          11.73%
         Charles Schwab                                                N/A              7.08%           5.93%
         CitiGroup Global House Account                                N/A              5.28%           4.43%
Class C  MLPF&S                                                     18.63%             15.09%          16.27%
         CitiGroup Global House Account                             13.29%             13.40%          13.52%
         First Clearing, LLC, Carolyn Wicher, Raleigh, NC            9.43%                N/A           2.68%
         Stifel Nicolaus & Co. Inc., Helen Cochran, St.
         Louis, MO                                                   5.63%                N/A           1.60%
         Morgan Stanley                                                N/A              7.23%           5.25%



                                                                    PERCENT           PERCENT
                                                                   OF SHARES         OF SHARES       PERCENT OF
                                                                HELD - SELIGMAN   HELD - SELIGMAN    SHARES HELD
                                                              OHIO FUND (SELLING   NATIONAL FUND    FOLLOWING THE
FUND     5% OWNERS                                                   FUND)         (BUYING FUND)   REORGANIZATION
-----------------------------------------------------------------------------------------------------------------
SELIGMAN OHIO FUND (SELLING FUND) AND SELIGMAN NATIONAL FUND (BUYING FUND)
Class A  MLPF&S                                                      8.11%             12.65%          10.09%
         Charles Schwab                                                N/A              7.08%           3.08%
         CitiGroup Global House Account                                N/A              5.28%           2.30%
Class C  Morgan Stanley                                             26.02%              7.23%          13.56%
         Richard J. & Geraldine T. Linnevers TTEES, North
         Ridgeville, OH                                             13.84%                N/A           4.68%
         NFS LLC FEBO Nancy C. Thompson TTEE, Dayton, OH             9.09%                N/A           3.08%
         A.G. Edwards & Sons Inc. FBO Linda S. Klais TTEE,
         St. Louis, MO                                               6.67%                N/A           2.26%
         MLPF&S                                                      6.42%             15.09%          12.09%
         Robert W. Baird & Co. Inc., Milwaukee, WI                   5.23%                N/A           1.77%
         CitiGroup Global House Account                                N/A             13.40%           8.81%



                                                                   PERCENT          PERCENT
                                                                  OF SHARES        OF SHARES       PERCENT OF
                                                               HELD - SELIGMAN  HELD - SELIGMAN    SHARES HELD
                                                                 OREGON FUND     NATIONAL FUND    FOLLOWING THE
FUND     5% OWNERS                                              (SELLING FUND)   (BUYING FUND)   REORGANIZATION
---------------------------------------------------------------------------------------------------------------
SELIGMAN OREGON FUND (SELLING FUND) AND SELIGMAN NATIONAL FUND (BUYING FUND)
Class A  CitiGroup Global House Account                              7.78%            5.28%           6.30%
         Susan J. Davis TTEE, Forest Grove, OR                       6.85%              N/A           2.76%
         MLPF&S                                                        N/A           12.65%           7.57%
         Charles Schwab                                              4.24%
Class C  LPL Financial Services, San Diego, CA                      22.75%              N/A          10.55%
         Bernard Ochs TTEE, Lake Oswego, OR                         19.71%              N/A           9.14%
         Morgan Stanley                                              7.98%            7.23%           7.42%
         NFS LLC FEBO Donna L. Cavener TTEE, Azalea, OR              6.53%              N/A           3.03%
         MLPF&S                                                      6.25%           15.09%          10.65%
         CitiGroup Global House Account                                N/A           13.40%           6.89%

                                                                   PERCENT           PERCENT
                                                                  OF SHARES         OF SHARES       PERCENT OF
                                                               HELD - SELIGMAN   HELD - SELIGMAN    SHARES HELD
                                                              PENNSYLVANIA FUND   NATIONAL FUND    FOLLOWING THE
FUND                          5% OWNERS                         (SELLING FUND)    (BUYING FUND)   REORGANIZATION
----------------------------------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA FUND (SELLING FUND) AND SELIGMAN NATIONAL FUND (BUYING FUND)
Class A  MLPF&S                                                     19.35%            12.65%          13.81%
         CitiGroup Global House Account                              9.10%             5.28%           5.94%
         Charles Schwab                                                N/A             7.08%           5.90%
Class C  First Clearing, LLC, Elizabeth B. Kirsch TTEE              22.78%               N/A           6.37%
         MLPF&S                                                     20.53%            15.09%          16.69%
         UBS Financial Services Inc. FBO Dorothy Matava, New
         Oxford, PA                                                 20.06%               N/A           5.61%
         First Clearing Corp., Dr. Hani J. & Eiman H.
         Tuffaha, Williamsport, PA                                   9.19%               N/A           2.57%
         CitiGroup Global House Account                              6.35%            13.40%          11.51%
         First Clearing, LLC, Evelyn Kantor, Jersey City, NJ         5.74%               N/A           1.61%
         Morgan Stanley                                              5.71%             7.23%           6.84%



                                                                   PERCENT            PERCENT
                                                                  OF SHARES          OF SHARES       PERCENT OF
                                                               HELD - SELIGMAN    HELD - SELIGMAN    SHARES HELD
                                                             SOUTH CAROLINA FUND   NATIONAL FUND    FOLLOWING THE
FUND     5% OWNERS                                              (SELLING FUND)     (BUYING FUND)   REORGANIZATION
-----------------------------------------------------------------------------------------------------------------
SELIGMAN SOUTH CAROLINA FUND (SELLING FUND) AND SELIGMAN NATIONAL FUND (BUYING FUND)
Class A  CitiGroup Global House Account                             10.19%              5.28%           7.57%
         MLPF&S                                                      8.00%             12.65%          10.51%
         Charles Schwab                                                N/A              7.08%           3.80%
Class C  CitiGroup Global House Account                             28.09%             13.40%          22.06%
         MLPF&S                                                     14.16%             15.09%          14.44%
         Elroy & Shirley I. Arnold, JT TEN, Taylors, SC              7.56%                N/A           4.50%
         Morgan Stanley                                              7.25%              7.23%           7.19%

                                                                                   PERCENT OF
                                                                                   SHARES HELD
                                                                                  FOLLOWING THE
FUND     5% OWNERS                                                               REORGANIZATION
-----------------------------------------------------------------------------------------------
SELIGMAN NATIONAL FUND (PRO FORMA COMBINED)
Class A  MLPF&S                                                                       7.90%
         Charles Schwab                                                               0.80%
         CitiGroup Global House Account                                               6.79%
         Brown Brothers Harriman & Co., Jersey City, NJ                               0.24%
         Morgan Stanley                                                               1.55%
         Susan J. Davis TTEE, Forest Grove, OR                                        0.52%
Class C  MLPF&S                                                                      17.65%
         CitiGroup Global House Account                                              12.39%
         Morgan Stanley                                                               7.33%
         A.G. Edwards & Sons Inc. FBO Linda S. Klais TTEE, St. Louis, MO              0.34%
         A.G. Edwards & Sons Inc., Mary F. Harrison, St. Louis, MO                    0.35%
         Bernard Ochs TTEE, Lake Oswego, OR                                           1.76%
         Charles J. Kucera, Millersville, MS                                          0.47%
         Dwight C. Byers TTEE, St. Petersburg, FL                                     0.70%
         Elroy & Shirley I. Arnold, JT TEN, Taylors, SC                               1.12%
         Fahnestock & Co. Inc. F/B/O John G. Wolter, Florissant, MO                   0.15%
         First Clearing Corp., Dr. Hani J. & Eiman H. Tuffaha, Williamsport, PA       0.35%
         First Clearing LLC, John Falgout Sr., Lake Charles, LA                       0.28%
         First Clearing, LLC, Catheryne R. Park, Popano Beach, FL                     0.64%
         First Clearing, LLC, Catheryne R. Park, Popano Beach, FL                     1.98%
         First Clearing, LLC, Avery L. Cook, Lake Charles, LA                         0.49%
         First Clearing, LLC, Carolyn Wicher, Raleigh, NC                             0.37%
         First Clearing, LLC, Elizabeth B. Kirsch TTEE,                               0.87%
         First Clearing, LLC, Evelyn Kantor, Jersey City, NJ                          0.22%
         First Clearing, LLC, Lorraine Mitchell TTEE, Needham, MA                     0.58%
         First Clearing, LLC, Robert McDaniel, Ville Platte, LA                       0.72%
         Janney Montgomery Scott LLC, Thalia Ethel Taloumis Trust,
         Philadelphia, PA                                                             0.64%
         Jerry A. and Karen D. Hendrickson, JT TEN, Wyoming, MI                       0.61%
         LPL Financial Services, San Diego, CA                                        2.03%
         NFS LLC FEBO Donna L. Cavener TTEE, Azalea, OR                               0.58%
         NFS LLC FEBO Herbert M. Garrison Living Trust, Raytown, MO                   0.35%
         NFS LLC FEBO Micheline Hunt, Warner Robins, GA                               0.51%
         NFS LLC FEBO Nancy C. Thompson TTEE, Dayton, OH                              0.46%
         NFS LLC FEBO Nell F. Ivey, Warner Robins, GA                                 0.19%
         NFS LLC FEBO, Clara E. Burrell TTEE, Lansing, MI                             0.39%
         NFS LLC FEBO, Janis Bellow, Brookline, MA                                    1.48%
         NFS LLC FEBO, Lehmen Family Living Trust, Jefferson City, MO                 0.23%
         NFS LLC FEBO, Regina Freeman TTEE, South Orange, NJ                          1.80%
         Patricia Ann Barry, New Providence, NJ                                       0.55%
         Pershing LLC (Pershing), Jersey City, NJ                                     2.58%
         Raymond James & Assoc Inc. FBO Laura McCallum TTEE, Elizabeth, CO            0.35%
         Richard J. & Geraldine T. Linnevers TTEES, North Ridgeville, OH              0.71%
         Robert W. Baird & Co. Inc., Milwaukee, WI                                    0.27%
         Sara C. Swann TTEE, Atlanta, GA                                              0.32%
         Stifel Nicolaus & Co. Inc., Helen Cochran, St. Louis, MO                     0.22%
         UBS Financial Services Inc. FBO Donald & Patricia Francese, Montvale,
         NJ                                                                           0.79%
         UBS Financial Services Inc. FBO Dorothy Matava, New Oxford, PA               0.77%
         UBS Financial Services Inc. FBO Petra Weller-Applestein, Wayne, NJ           0.65%

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE BUYING FUND'S FINANCIAL PERFORMANCE. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE BUYING FUND SHARE. THE TOTAL RETURNS IN THE TABLES REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED OR LOST ON AN INVESTMENT IN THE BUYING FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THE INFORMATION FOR SELIGMAN NATIONAL FUND'S FISCAL YEAR ENDING SEPT. 30, 2008 HAS BEEN AUDITED BY DELOITTE & TOUCHE LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS, IS INCLUDED IN THE FUND'S MOST RECENT ANNUAL REPORT. THE AUDITORS' REPORT, FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR THE BUYING FUND ARE AVAILABLE UPON REQUEST.

TABLE C-3. FINANCIAL HIGHLIGHTS OF THE BUYING FUND


                                                                         YEAR ENDED SEPTEMBER 30,
                                                         ---------------------------------------------------
SELIGMAN NATIONAL FUND - CLASS A                            2008       2007       2006       2005       2004
------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $  7.74    $  7.81    $  7.88    $  7.97    $  7.98
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.29       0.33       0.35       0.34       0.34
------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments          (0.44)     (0.08)     (0.07)     (0.09)     (0.01)
------------------------------------------------------------------------------------------------------------
Total from investment operations                           (0.15)      0.25       0.28       0.25       0.33
------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.28)     (0.32)     (0.35)     (0.34)     (0.34)
------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gain                --         --         --         --         --
------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.28)     (0.32)     (0.35)     (0.34)     (0.34)
------------------------------------------------------------------------------------------------------------
Net asset value, end of year                             $  7.31    $  7.74    $  7.81    $  7.88    $  7.97
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (2.07)%      3.21%      3.58%      3.18%      4.16%
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                   $56,446    $58,002    $65,846    $67,861    $73,970
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                     0.95%     0.90%      0.92%      0.94%      0.91%
------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets        3.77%     4.19%      4.46%      4.29%      4.22%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    15.97%    28.55%         --      4.55%         --
------------------------------------------------------------------------------------------------------------





                                                                         YEAR ENDED SEPTEMBER 30,
                                                         ---------------------------------------------------
SELIGMAN NATIONAL FUND - CLASS C                            2008       2007       2006       2005       2004
------------------------------------------------------------------------------------------------------------
PER SHARE DATA:
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $  7.75    $  7.81     $ 7.88     $ 7.97     $ 7.98
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.22       0.26       0.28       0.27       0.26
------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss on investments          (0.45)     (0.07)     (0.07)     (0.09)     (0.01)
------------------------------------------------------------------------------------------------------------
Total from investment operations                           (0.23)      0.19       0.21       0.18       0.25
------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.21)     (0.25)     (0.28)     (0.27)     (0.26)
------------------------------------------------------------------------------------------------------------
  Distributions from net realized capital gains                          --         --         --         --
------------------------------------------------------------------------------------------------------------
Total distributions                                        (0.21)     (0.25)     (0.28)     (0.27)     (0.26)
------------------------------------------------------------------------------------------------------------
Net asset value, end of year                             $  7.31    $  7.75     $ 7.81     $ 7.88     $ 7.97
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (3.07)%      2.42%      2.66%      2.25%      3.23%
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)                   $ 2,184    $ 1,729     $2,343     $2,998     $3,503
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.85%      1.80%      1.82%      1.84%      1.81%
------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       2.87%      3.29%      3.56%      3.39%      3.32%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   15.97%     28.55%         --      4.55%         --
------------------------------------------------------------------------------------------------------------

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization dated as of           , 2009 (the
"Agreement") is between each selling entity identified in Schedule A hereto (each a "Selling Corporation")(1), on behalf of each series thereof identified in Schedule A hereto as a Selling Fund (each a "Selling Fund"), the buying entity identified in Schedule A hereto (the "Buying Corporation")(2), on behalf of the series thereof identified in Schedule A hereto (the "Buying Fund"), and RiverSource Investments, LLC (solely for the purposes of Sections 3c and 11 of the Agreement).

This Agreement shall be treated for all purposes as if each reorganization between a Selling Fund and the Buying Fund contemplated hereby had been the subject of a separate agreement. As context requires a Selling Corporation that is not organized as a series fund and that may not be considered or meet the definition of "Selling Fund" as set forth above, may be referred to as a "Selling Fund" for purposes of this Agreement.

In consideration of their mutual promises, the parties agree as follows:

1. SHAREHOLDER APPROVAL. Each Selling Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates (each a "Reorganization"). The Buying Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the Selling Fund.

2.  REORGANIZATION.

   a. Plan of Reorganization. Each Reorganization will be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). At the Closing, each Selling Corporation will convey all of the assets of each Selling Fund to the Buying Fund. The Buying Fund will assume all liabilities of the Selling Fund. At the Closing, the Buying Corporation will deliver shares of the Buying Fund, including fractional shares, to the Selling Corporation on behalf of the Selling Fund. The number of shares will be determined by dividing the value of the net assets attributable to each class of shares of each Selling Fund, computed as described in paragraph 3(a), by the net asset value of one share of the corresponding class of the Buying Fund, computed as described in paragraph 3(b). Each Selling Fund will not pay a sales charge on the receipt of the Buying Fund's shares in exchange for the assets of such Selling Fund. In addition, the shareholders of each Selling Fund will not pay a sales charge on distribution to them of shares of the Buying Fund.

   b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of shareholders of each Selling Fund and receipt of all necessary regulatory approvals, or such later date as the officers of the Selling Corporation and Buying Corporation may agree.

3.  VALUATION OF NET ASSETS.

   a. The net asset value of each Selling Fund will be computed as of the close of regular trading on the NYSE on the business day immediately preceding the day of Closing (the "Valuation Date") using the valuation procedures set forth in the Buying Fund's then current prospectus.

   b. The net asset value per share of shares of the Buying Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in the Buying Fund's then current prospectus.

   c. At the Closing, each Selling Fund will provide the Buying Fund with a copy of the computation showing the valuation of the net asset value per share of such Selling Fund on the Valuation Date, and the Buying Fund will provide the Selling Fund with a copy of the computation showing the determination of the net asset value per share of the Buying Fund on the Valuation Date. Both computations will be certified by an officer of RiverSource Investments, LLC, the investment manager.

4.  LIQUIDATION AND DISSOLUTION OF THE SELLING FUND.

   a. On the date of the Closing, each Selling Corporation will liquidate each Selling Fund and distribute shares of each class of the Buying Fund to the shareholders of record of such Selling Fund's corresponding class. The Buying Fund will establish shareholder accounts in the names of each Selling Fund shareholder, representing the respective pro rata

----------
(1) The Selling Corporation for the Reorganization of Seligman Colorado Municipal Class, Seligman Georgia Municipal Class, Seligman Louisiana Municipal Class, Seligman Maryland Municipal Class, Seligman Massachusetts Municipal Class, Seligman Michigan Municipal Class, Seligman Missouri Municipal Class, Seligman Ohio Municipal Class, Seligman Oregon Municipal Class, Seligman South Carolina Municipal Class and Seligman New Jersey Municipal Fund, Inc. is a Maryland corporation. The Selling Corporation for the Reorganization of Seligman Florida Municipal Series and Seligman North Carolina Municipal Series is a Massachusetts business trust. The Selling Corporation for the Reorganization of Seligman Pennsylvania Municipal Fund Series is a Pennsylvania business trust.

(2) The Buying Corporation for the Buying Fund, Seligman National Municipal Class, is a Maryland corporation.

                                       A.1
      number of full and fractional shares of such class of the Buying Fund due to each such shareholder. All issued and outstanding shares of each Selling Fund will simultaneously be cancelled on the books of each Selling Corporation. The Buying Fund or its transfer agent will establish shareholder accounts in accordance with instructions from the Selling Corporation.

   b. Immediately after the close of business on the Valuation Date, the share transfer books of each Selling Corporation relating to each Selling Fund will be closed and no further transfer of shares will be made.

   c. Promptly after the Closing, the Buying Fund or its transfer agent will notify each shareholder of the Selling Fund of the number of shares distributed to the shareholder and confirm the registration in the shareholder's name.

   d. As promptly as practicable after the Closing, and in no event later than twelve months from the date of the Closing, each Selling Fund will be dissolved.

5.  REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE BUYING CORPORATION.

   With respect to each Reorganization, the Buying Corporation represents and warrants to the Selling Fund as follows:

   a. Organization, Existence, etc. The Buying Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Maryland and has the power to carry on its business as it is now being conducted.

   b. Registration as Investment Company. The Buying Corporation, of which the Buying Fund is a series, is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company.

   c. Capitalization. The Buying Corporation has authorized capital of 1,300,000,000 shares of common stock, par value $0.001 per share. All of the outstanding shares of the Buying Corporation have been duly authorized and are validly issued, fully paid and non-assessable. Since the Buying Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

   d. Financial Statements. The Buying Fund's audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Buying Fund Financial Statements"), fairly present the financial position of the Buying Fund and the results of its operations and changes in its net assets for the periods shown.

   e. Shares to be Issued Upon Reorganization. The shares to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid and non-assessable.

   f. Authority Relative to the Agreement. The Buying Corporation has the power to enter into and carry out the obligations described in this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors of the Buying Corporation and no other proceedings by the Buying Corporation or the Buying Fund are necessary.

   g. No Violation. The Buying Corporation is not in violation of its Articles of Incorporation or By-Laws (the "Articles") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Buying Fund is subject. The transactions will not result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Buying Fund.

   h. Liabilities. The Buying Fund has no known liabilities of a material amount, contingent or otherwise, other than liabilities disclosed in the Buying Fund Financial Statements, liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or liabilities previously disclosed to the Selling Fund.

   i. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Buying Fund, threatened, that would materially and adversely affect the Buying Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Buying Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and the Buying Fund is not a party to or subject to the provisions of any order, decree or judgment.

   j. Contracts. Except for contracts and agreements previously disclosed to the Selling Corporation, the Buying Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

   k. Regulated Investment Company Qualification. The Buying Fund has qualified and met the requirements for treatment as a "regulated investment company" within the meaning of Section 851 of the Code with respect to each taxable year

                                       A.2
      since commencement of its operations and will continue to meet such requirements and to so qualify at all times through the Closing.

   l. Taxes. As of the Closing, the Buying Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed,
      (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received, (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Selling Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and
      (v) except as disclosed to the Selling Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

   m. Registration Statement. The Buying Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares to be issued in the Reorganization. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting described in paragraph 1 and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection apply to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Selling Fund for use in the Registration Statement.

   n. Business Activities. The Buying Fund will operate its business in the ordinary course between the date hereof and the date of the Closing, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any other distribution that may be advisable.

6.  REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE SELLING CORPORATION.

   With respect to each Reorganization, the Selling Corporation represents and warrants to the Buying Fund as follows:

   a. Organization, Existence, etc. The Selling Corporation is a corporation duly organized, validly existing and in good standing under the laws of the state of Maryland and has the power to carry on its business as it is now being conducted (for the Reorganization of Seligman Florida Municipal Series and Seligman North Carolina Municipal Series, the Selling Corporation is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts; and, for the Reorganization of Seligman Pennsylvania Municipal Fund Series, the Selling Corporation is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Pennsylvania).

   b. Registration as Investment Company. The Selling Corporation, or in the case of separate series funds, the Selling Corporation, of which the Selling Fund is a series, is registered under the 1940 Act as an open-end, management investment company.

   c. Capitalization. The Selling Corporation has authorized capital of 1,300,000,000 shares of common stock, par value $0.001 per share (for the Reorganization of Seligman New Jersey Municipal Fund, Inc., the Selling Corporation has authorized capital of 100,000,000 shares of common stock, par value $0.001 per share; and, for the Reorganization of Seligman Florida Municipal Series, Seligman North Carolina Municipal Series and Seligman Pennsylvania Municipal Fund Series, the beneficial interest of the Selling Corporation shall at all times be divided into an unlimited number of shares, par value of $.001 per share). All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Selling Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

   d. Financial Statements. The Selling Fund's audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Selling Fund Financial Statements"), fairly present the financial position of the Selling Fund, and the results of its operations and changes in its net assets for the periods shown.

   e. Authority Relative to the Agreement. The Selling Corporation has the power to enter into and to carry out its obligations under this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors (for the Reorganization of Seligman Florida Municipal Series, Seligman North Carolina Municipal Series and Seligman Pennsylvania Municipal Fund Series, the Board of Trustees) of the Selling Corporation and no other proceedings by the Selling Corporation or the Selling Fund are necessary, other than the approval of shareholders contemplated in paragraph 1.

   f. No Violation. The Selling Corporation is not in violation of its Articles or in default in the performance of any material agreement to which it is a party (for the Reorganization of Seligman Florida Municipal Series, Seligman North Carolina Municipal Series and Seligman Pennsylvania Municipal Fund Series, the Selling Corporation is not in violation of its Declaration of Trust or By-laws (the "Charter Documents") or in default in the performance of any

                                       A.3
      material agreement to which it is a party). The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with or constitute a breach of, any material contract to which the Selling Fund is subject. The transactions will not result in any violation of the provisions of the Articles or Charter Documents, as the case may be, or any law, administrative regulation or administrative or court decree applicable to the Selling Fund.

   g. Liabilities. The Selling Fund has no known liabilities of a material amount, contingent or otherwise, other than liabilities disclosed in the Selling Fund Financial Statements, liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or liabilities previously disclosed to the Buying Fund.

   h. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Selling Fund, threatened, that would materially and adversely affect the Selling Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

   i. Contracts. Except for contracts and agreements previously disclosed to the Buying Corporation, the Selling Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

   j. Regulated Investment Company Qualification. The Selling Fund has qualified and met the requirements for treatment as a "regulated investment company" within the meaning of Section 851 of the Code with respect to each taxable year since commencement of its operations and will continue to meet such requirements and to so qualify at all times through the Closing.

   k. Taxes. As of the Closing, the Selling Fund will (i) have filed all federal and other tax returns and reports that have been required to be filed,
      (ii) have paid or provided for payment of all federal and other taxes shown to be due on such returns or on any assessments received, (iii) have adequately provided for all tax liabilities on its books, (iv) except as disclosed to the Buying Fund, not have had any tax deficiency or liability asserted against it or question with respect thereto raised, and (v) except as disclosed to the Buying Fund, not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

   l. Fund Securities. All securities listed in the schedule of investments of the Selling Fund as of the Closing will be owned by the Selling Fund free and clear of any encumbrances, except as indicated in the schedule.

   m. Registration Statement. The Selling Fund will cooperate with the Buying Fund and will furnish information relating to the Selling Corporation and the Selling Fund required in the Registration Statement. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting described in paragraph 1 and at the Closing, the Registration Statement, as it relates to the Selling Corporation or the Selling Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Selling Corporation or the Selling Fund for use in the Registration Statement.

   n. Provision of Books and Records. The Selling Fund will provide its books and records to the Buying Fund for purposes of preparing any tax returns required by law to be filed after the Closing date, including (1) the tax return for the period ending on the Closing date, and (2) the tax return for the period beginning the day after the Closing and ending the earlier of the current fiscal year-end of the Buying Fund and the taxable year end chosen by the Buying Fund following the Reorganization.

   o. Business Activities. The Selling Fund will operate its business in the ordinary course between the date hereof and the date of the Closing, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any other distribution that may be advisable.

7.  CONDITIONS TO OBLIGATIONS OF THE BUYING CORPORATION.

   The obligations of the Buying Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

   a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of a majority of the outstanding voting securities of the Selling Fund.

   b. Representations, Warranties and Agreements. The Selling Corporation and the Selling Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the date of the Closing. An officer of the Selling Corporation will provide a certificate to the Buying Fund confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and

                                       A.4
      that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Selling Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Selling Corporation, and delivered to the Buying Fund on the date of the Closing.

   c. Regulatory Approvals.

         - The Registration Statement referred to in Sections 5(m) and 6(m) will be effective and no stop orders under the 1933 Act will have been issued.

         - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

   d. Opinion of Counsel. The Buying Corporation will have received an opinion of counsel for the Selling Corporation, dated as of the date of the Closing, to the effect that: (i) the Selling Corporation is a corporation duly organized and validly existing under the laws of the state of Maryland (for the Reorganization of Seligman Florida Municipal Series and Seligman North Carolina Municipal Series, the Selling Corporation is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts; and, for the Reorganization of Seligman Pennsylvania Municipal Fund Series, the Selling Corporation is a business trust duly organized and validly existing under the laws of the Commonwealth of Pennsylvania); (ii) the Selling Corporation is, or in the case of separate series funds, the Selling Fund is a series of the Selling Corporation that is, an open-end management investment company registered under the 1940 Act; and (iii) this Agreement and the Reorganization has been duly authorized and approved by all requisite action of the Selling Corporation and each Selling Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Selling Corporation.

   e. Declaration of Dividend. The Selling Fund will have declared, prior to the Closing, a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund shareholders (i) all of the excess of (x) the Selling Fund's investment income excludable from gross income under Section 103 of the Code over (y) the Selling Fund's deductions disallowed under Sections 265 and 171 of the Code, (ii) all of the Selling Fund's investment company taxable income as defined in Section 852 of the Code (in each case computed without regard to any deduction for dividends paid) and (iii) all of the Selling Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for the current taxable year (which will end on the Closing date) and any preceding taxable years for which such a dividend is eligible to be made under Section 855 of the Code.

8.  CONDITIONS TO OBLIGATIONS OF THE SELLING CORPORATION.

   The obligations of the Selling Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

   a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of a majority of the outstanding voting securities of the Selling Fund.

   b. Representations, Warranties and Agreements. The Buying Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the date of the Closing. An officer of the Buying Corporation will provide a certificate to each Selling Fund confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Buying Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Buying Corporation, and delivered to such Selling Fund on or prior to the last business day before the Closing.

   c. Regulatory Approvals.

         - The Registration Statement referred to in Sections 5(m) and 6(m) will be effective and no stop orders under the 1933 Act will have been issued.

         - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

   d. Opinion of Counsel. The Selling Corporation will have received the opinion of counsel for the Buying Corporation, dated as of the date of the Closing, to the effect that: (i) the Buying Corporation is a corporation duly organized and validly existing under the laws of the state of Maryland; (ii) the Buying Fund is a series of the Buying Corporation, an open-end management investment company registered under the 1940 Act;
      (iii) this Agreement and the Reorganization has been authorized and approved by all requisite action of the Buying Corporation and the Buying Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Buying Corporation; and (iv) the

                                       A.5
      shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid and non-assessable shares of the Buying Fund.

9. CONDITIONS TO OBLIGATIONS OF THE SELLING CORPORATION AND THE BUYING CORPORATION.

   The obligations of each of the Selling Corporation and the Buying Corporation with respect to each Reorganization are subject to the satisfaction of the following conditions:

   Tax Opinion. With respect to the Reorganization between a Selling Fund and the Buying Fund, the Selling Fund shall have received an opinion of Ropes & Gray LLP satisfactory to such Selling Fund, and the Buying Fund shall have received an opinion of Ropes & Gray LLP satisfactory to the Buying Fund, each substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, although the matter is not free from doubt, generally for federal income tax purposes:

   a. The acquisition by the Buying Fund of the assets of the Selling Fund in exchange for the Buying Fund's assumption of all liabilities of the Selling Fund and delivery to the Selling Fund of the acquisition shares, followed by the distribution by the Selling Fund of the acquisition shares to the shareholders of the Selling Fund in exchange for their Selling Fund shares, all as provided in paragraph 2(a) and 4(a) hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Selling Fund and the Buying Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

   b. No gain or loss will be recognized by the Selling Fund upon (i) the transfer of its assets to the Buying Fund in exchange for the acquisition shares and the assumption by the Buying Fund of all liabilities of the Selling Fund or (ii) the distribution of the acquisition shares by the Selling Fund to its shareholders in liquidation, as contemplated in paragraph 4(a) hereof;

   c. No gain or loss will be recognized by the Buying Fund upon receipt of the assets of the Selling Fund in exchange for acquisition shares and the assumption by the Buying Fund of all liabilities of the Selling Fund as contemplated in paragraph 2(a) hereof;

   d. The tax basis in the hands of the Buying Fund of the assets of the Selling Fund transferred to the Buying Fund in the Reorganization will be the same as the tax basis of such assets in the hands of the Selling Fund immediately prior to the transfer;

   e. The holding periods of the assets of the Selling Fund in the hands of the Buying Fund will include the periods during which such assets were held by the Selling Fund;

   f. No gain or loss will be recognized by the Selling Fund's shareholders upon the exchange of their shares of the Selling Fund for the acquisition shares;

   g. The aggregate tax basis of the acquisition shares the Selling Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of his or her Selling Fund's shares exchanged therefor;

   h. The Selling Fund shareholder's holding period for the acquisition shares will include the period for which he or she held the Selling Fund's shares exchanged therefor, provided that the shareholder held such Selling Fund's shares as capital assets on the date of the exchange; and

   i. The Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

   Ropes & Gray LLP will express no view with respect to the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

   Each opinion will be based on certain factual certifications made by officers of the Selling Fund and the Buying Fund, and will also be based on customary assumptions. The opinions are not guarantees that the tax consequences of the Reorganizations will be as described above.

10. AMENDMENT; TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS.

   a. This Agreement may be amended in writing if authorized by the respective Boards of Directors/Trustees. The Agreement may be so amended at any time before or after the shareholder approval contemplated by paragraph 1 is obtained.


                                       A.6

   b. At any time prior to the Closing, any of the parties may waive in writing
      (i) any inaccuracies in the representations and warranties made to it and
      (ii) compliance with any of the covenants or conditions made for its benefit.

   c. Each party hereto may terminate this Agreement at any time prior to the Closing by notice to the other party if a material condition to its performance or a material covenant of the other party is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the other party and is not cured.

   d. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of each Selling Fund, without any liability on the part of any party or its respective directors/trustees, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of
      the close of business on           , 2009, or a later date agreed upon by
      the officers of the Selling Corporation and the Buying Corporation, if the Closing is not effected on or prior to that date.

   e. The representations, warranties and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

11. EXPENSES.

   All fees paid to governmental authorities for the registration or qualification of the acquisition shares and all transfer agency costs related to the acquisition shares shall be allocated to the Buying Fund. All (i) legal, accounting and other fees and expenses associated with the preparation, printing and mailing of any shareholder communications, including the proxy statement/prospectus that forms a part of the Registration Statement, and any filings with the Securities and Exchange Commission and/or other governmental authorities in connection with the Reorganization and (ii) all fees and expenses of any proxy solicitation firm retained in connection with the Reorganization shall be allocated to the relevant Selling Fund. All of the other expenses of each Reorganization, including without limitation all other accounting, legal and custodial expenses, shall be allocated equally between each Selling Fund and the Buying Fund.

   Notwithstanding the foregoing, the fees and expenses allocated to any Selling Fund will not exceed the excess of (i) the total anticipated reduction in fees and expenses expected to be borne by such Selling Fund over the first twelve months following its Reorganization over (ii) the cost expected to be borne by such Selling Fund related to the discontinuance of operations of Seligman Data Corp. Any fees and expenses that would have been allocable to a Selling Fund but for the preceding sentence and all expenses allocable to the Buying Fund related to the Reorganization, as described above, will be borne by RiverSource Investments, LLC. Each Selling Fund will bear the full cost of any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with its Reorganization. Should any Reorganization fail to occur, RiverSource Investments, LLC will bear all costs associated with the Reorganization.

12. GENERAL.

   a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

   b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

IN WITNESS WHEREOF, each of the parties, individually and not jointly, has caused this Agreement to be signed.

SELIGMAN MUNICIPAL FUND SERIES, INC., on behalf of
  Seligman Colorado Municipal Class
  Seligman Georgia Municipal Class
  Seligman Louisiana Municipal Class
  Seligman Maryland Municipal Class
  Seligman Massachusetts Municipal Class
  Seligman Michigan Municipal Class
  Seligman Missouri Municipal Class
  Seligman National Municipal Class
  Seligman Ohio Municipal Class
  Seligman Oregon Municipal Class
  Seligman South Carolina Municipal Class

By:      --------------------------
Name:    --------------------------
Title:   --------------------------


                                       A.7

SELIGMAN MUNICIPAL SERIES TRUST, on behalf of
  Seligman Florida Municipal Series
  Seligman North Carolina Municipal Series

By:      --------------------------
Name:    --------------------------
Title:   --------------------------

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

By:      --------------------------
Name:    --------------------------
Title:   --------------------------

SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

By:      --------------------------
Name:    --------------------------
Title:   --------------------------

The undersigned is a party to this Agreement for the purposes of Section 3c and 11 only.

RIVERSOURCE INVESTMENTS, LLC

By:      --------------------------
Name:    --------------------------
Title:   --------------------------



                                       A.8

                                                                      SCHEDULE A

----------------------------------------------------------------------------------------------------
SELLING ENTITY       SELLING FUND           BUYING ENTITY                 BUYING FUND
----------------------------------------------------------------------------------------------------
                     Seligman Colorado
                     Municipal Class
------------------------------------------
                     Seligman Georgia
                     Municipal Class
------------------------------------------
                     Seligman Louisiana
                     Municipal Class
------------------------------------------
                     Seligman Maryland
                     Municipal Class
------------------------------------------
                     Seligman
                     Massachusetts
                     Municipal Class
------------------------------------------
Seligman             Seligman Michigan
Municipal Fund       Municipal Class
Series, Inc.
------------------------------------------
                     Seligman Missouri      Seligman Municipal Fund       Seligman National
                     Municipal Class        Series, Inc.                  Municipal Class
------------------------------------------
                     Seligman Ohio
                     Municipal Class
------------------------------------------
                     Seligman Oregon
                     Municipal Class
------------------------------------------
                     Seligman South
                     Carolina Municipal
                     Class
----------------------------------------
                     Seligman Florida
                     Municipal Series
------------------------------------------
Seligman             Seligman North
Municipal Series     Carolina Municipal
Trust                Series
----------------------------------------
Seligman New Jersey Municipal Fund, Inc.
----------------------------------------
  Seligman Pennsylvania Municipal Fund
                 Series
----------------------------------------------------------------------------------------------------




                                       A.9

                       THIS PAGE LEFT BLANK INTENTIONALLY

EXHIBIT B

ADDITIONAL INFORMATION APPLICABLE TO THE BUYING FUND

Below is information regarding the Buying Fund. All references to the Fund refer to the Buying Fund.

MANAGEMENT OF THE FUND

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Group of Funds (including RiverSource funds, Threadneedle funds and Seligman funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Group of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (the "IMS Agreement"), the fee paid to RiverSource Investments is equal to an annual rate of 0.50% of the Fund's average daily net assets. Under the IMS Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Fund's Board approving the IMS Agreement is available in the Fund's annual shareholder report for the year ended Sept. 30, 2008.

PORTFOLIO MANAGERS

The Fund is managed by the investment manager's Municipals Team, which is headed by Mr. Thomas G. Moles. Mr. Moles is Co-Portfolio Manager of the Fund. He joined Seligman in 1983 and joined RiverSource Investments in November 2008 when RiverSource Investments acquired Seligman.

Ms. Eileen A. Comerford is Co-Portfolio Manager of the Fund. She joined Seligman in 1980 and joined RiverSource Investments in November 2008 when RiverSource Investments acquired Seligman.

Mr. Moles and Ms. Comerford each have decision making authority with respect to the investments of the Fund.

The Reorganization SAI provides additional information about the compensation of each Co-Portfolio Manager, other accounts managed by each Co-Portfolio Manager, and each Co-Portfolio Manager's ownership of securities of the Fund.

THIS SERVICE SECTION IS EFFECTIVE MAY 9, 2009.


RIVERSOURCE GROUP OF FUNDS

THE RIVERSOURCE GROUP OF FUNDS (EACH INDIVIDUALLY A "FUND" AND, COLLECTIVELY, THE "FUNDS") INCLUDES "RIVERSOURCE" FUNDS, "RIVERSOURCE PARTNERS" FUNDS, "SELIGMAN" FUNDS AND "THREADNEEDLE" FUNDS. (THE RIVERSOURCE FUNDS, RIVERSOURCE PARTNERS FUNDS AND THREADNEEDLE FUNDS MAY BE COLLECTIVELY REFERRED TO AS THE "RIVERSOURCE FUNDS".) THE FUNDS SHARE THE SAME BOARD OF DIRECTORS/TRUSTEES (THE "BOARD") AND SAME POLICIES AND PROCEDURES INCLUDING THOSE SET FORTH IN THE SERVICE SECTION OF THIS PROSPECTUS. FOR EXAMPLE, FOR PURPOSES OF CALCULATING THE INITIAL SALES CHARGE ON THE PURCHASE OF CLASS A SHARES OF A FUND, AN INVESTOR OR FINANCIAL ADVISOR SHOULD CONSIDER THE COMBINED MARKET VALUE OF ALL FUNDS IN THE RIVERSOURCE GROUP OF FUNDS OWNED BY THE INVESTOR AS DEFINED UNDER "INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA)."

BUYING AND SELLING SHARES

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. THESE FINANCIAL INTERMEDIARIES MAY CHARGE YOU ADDITIONAL FEES FOR THE SERVICES THEY PROVIDE AND THEY MAY HAVE DIFFERENT POLICIES NOT DESCRIBED IN THIS PROSPECTUS. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.


                                       B.1

DESCRIPTION OF SHARE CLASSES

INVESTMENT OPTIONS -- CLASSES OF SHARES

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See the "Fees and Expenses" table for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class.

 INVESTMENT OPTIONS SUMMARY


                                                              CONTINGENT DEFERRED     DISTRIBUTION AND  PLAN
              AVAILABILITY(A)         INITIAL SALES CHARGE    SALES CHARGE (CDSC)     SERVICE FEE(B)    ADMINISTRATION FEE
------------------------------------------------------------------------------------------------------------------------------
Class A       Available to            Yes. Payable at time    No.(c)                  Yes.              No.
              all investors.          of purchase. Lower or                           0.25%
                                      no sales charge for
                                      larger investments.
------------------------------------------------------------------------------------------------------------------------------

Class C       Available to            No. Entire purchase     1% CDSC may apply if    Yes.              No.
              all investors.          price is invested in    you sell shares within  1.00%
                                      shares of the fund.     one year after
                                                              purchase.
------------------------------------------------------------------------------------------------------------------------------





(a) See "Buying and Selling Shares, Determining which class of shares to purchase" for more information on availability of share classes and eligible investors. See "Buying and Selling Shares, Opening an Account" for information on minimum investment and account balance requirements.
(b) For each of Class A and Class C, shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c) A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See "Buying and Selling Shares, Sales Charges, Class
    A -- contingent deferred sales charge" for more information.

DISTRIBUTION AND SERVICE FEES

The distribution and shareholder servicing fees for Class A and Class C shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund's shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.25% of the average daily net assets of Class A and Class C shares sold and held through them. For Class A shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For the first 12 months following the sale of Class C shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. IF YOU MAINTAIN SHARES OF THE FUND WITH THE FUND, WITHOUT WORKING DIRECTLY WITH A FINANCIAL INTERMEDIARY OR FINANCIAL ADVISOR, DISTRIBUTION AND SERVICE FEES MAY BE RETAINED BY THE DISTRIBUTOR.

DETERMINING WHICH CLASS OF SHARES TO PURCHASE

Each of the fund's classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

- The amount you plan to invest.

- How long you intend to remain invested in the fund or another fund in the RiverSource Group of Funds.

- Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

CLASS A AND CLASS C SHARES

New purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See "Sales Charges, Initial Sales Charge -- Rights of Accumulation" for information on rights of accumulation.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.


                                       B.2

If you choose a share class with a CDSC (Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

SALES CHARGES

CLASS A -- INITIAL SALES CHARGE ALTERNATIVE:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly (not through a separately authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

INITIAL SALES CHARGE(A) FOR CLASS A SHARES

                                                                                            MAXIMUM REALLOWANCE
                                                    AS A % OF             AS A % OF              AS A % OF
TOTAL MARKET VALUE                              PURCHASE PRICE(B)    NET AMOUNT INVESTED       PURCHASE PRICE
---------------------------------------------------------------------------------------------------------------
Up to $49,999                                          4.75%                 4.99%                  4.00%
$50,000--$99,999                                       4.25                  4.44                   3.50
$100,000--$249,999                                     3.50                  3.63                   3.00
$250,000--$499,999                                     2.50                  2.56                   2.15
$500,000--$999,999                                     2.00                  2.04                   1.75
$1,000,000 or more                                     0.00                  0.00                   0.00(c),(d)


(a) Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b) Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d) For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See "Initial Sales Charge -- Waivers of the sales charge for Class A shares" for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

INITIAL SALES CHARGE -- RIGHTS OF ACCUMULATION (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

- Your current investment in a fund; and

- Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Group of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21 sharing a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Individual or joint accounts;

- Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

- UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

- Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

- Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

- Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.


                                       B.3

The following accounts are NOT eligible to be included in your ROA group in order to determine the sales charge on your purchase:

- Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

- Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

- Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

- Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

- Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

INITIAL SALES CHARGE -- LETTER OF INTENT (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds' Class A shares (any non-money market fund in the RiverSource Group of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

INITIAL SALES CHARGE -- WAIVERS OF THE SALES CHARGE FOR CLASS A SHARES. Sales charges do not apply to:

- current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse's or domestic partner's parents.

- portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse's or domestic partner's parents.

- partners and employees of outside legal counsel to the funds or the funds' directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

- direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

- purchases made:

  - with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Group of Funds;


                                       B.4

  - through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

  - through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

  - through bank trust departments.

  - to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act.

- purchases made through "employee benefit plans" created under section 401(a), 401(k), 457 and 403(b) which:

  - have at least $1 million in plan assets at the time of investment; and

  - have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

  - transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds' website at riversource.com or seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CLASS A -- CONTINGENT DEFERRED SALES CHARGE

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC -- WAIVERS OF THE CDSC FOR CLASS A SHARES. The CDSC will be waived on sales of shares:

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- purchased through reinvestment of dividends and capital gain distributions.

- in the event of the shareholder's death.

- from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

- in an account that has been closed because it falls below the minimum account balance.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

- of RiverSource funds purchased prior to Dec. 1, 2008.

- initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CLASS C -- CDSC ALTERNATIVE

RiverSource Cash Management Fund and [Seligman Cash Management Fund] offer Class B and Class C shares only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of RiverSource Cash Management Fund and [Seligman Cash Management Fund]. RiverSource Tax-Exempt Money Market Fund does not offer Class B or Class C shares. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of another fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of RiverSource Cash Management Fund and [Seligman Cash Management Fund] directly, if you exchange into Class B or Class C shares of RiverSource Cash Management Fund and [Seligman Cash Management Fund] from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in

                                       B.5
your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

FOR CLASS C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See "Buying and Selling Shares -- Distribution and Service Fees." A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

CDSC -- WAIVERS OF THE CDSC FOR CLASS C SHARES. The CDSC will be waived on sales of shares:

- in the event of the shareholder's death.

- to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

- that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

- initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

- by certain other investors, including certain institutions as set forth in more detail in the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

The fund's Board believes that no conflict of interest currently exists between the fund's classes of shares. On an ongoing basis, the Board, in the exercise of its fiduciary duties seeks to ensure that no such conflicts arise.

OPENING AN ACCOUNT

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security Number or Employer Identification Number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund's transfer agent.

 METHODS OF PURCHASING SHARES

These methods of purchasing shares generally apply to Class A and Class C shares.

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

--------------------------------------------------------------------------------
ACCOUNT ESTABLISHED WITH THE FUND
BY MAIL You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at riversource.com or seligman.com or may be requested by calling ________. Make your check

                                       B.6

BY MAIL (CONT.)    payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.

                   Mail your check and completed application to:

                   REGULAR MAIL RIVERSOURCE GROUP OF FUNDS
                                [          ]

                   EXPRESS MAIL RIVERSOURCE GROUP OF FUNDS
                                [          ]

                   If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

--------------------------------------------------------------------------------

BY WIRE OR ACH     Fund shares purchased in an account established and
                   maintained with the fund may be paid for by federal funds wire. Before sending a wire, call _________ to notify the fund's transfer agent of the wire and to receive further instructions.

                   If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application.

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY EXCHANGE        Call _________ or send signed written instructions to the
                   address above.

--------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE

                                       FOR ALL FUNDS, CLASSES AND
                                       ACCOUNTS EXCEPT THOSE LISTED TO
                                       THE RIGHT (NONQUALIFIED)         TAX QUALIFIED ACCOUNTS

-------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT                     $2,000                           $1,000
-------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS                 $100                             $100
-------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE*                       $300                             None


    *If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

 -------------------------------------------------------------------------------

MINIMUM INVESTMENT AND ACCOUNT BALANCE -- SCHEDULED INVESTMENT PLANS

                                       FOR ALL FUNDS, CLASSES AND
                                       ACCOUNTS EXCEPT THOSE LISTED TO
                                       THE RIGHT (NONQUALIFIED)         TAX QUALIFIED ACCOUNTS

-------------------------------------------------------------------------------------------------------

INITIAL INVESTMENT                     $100                             $100
-------------------------------------------------------------------------------------------------------

ADDITIONAL INVESTMENTS                 $100                             $50
-------------------------------------------------------------------------------------------------------

ACCOUNT BALANCE**                      None                             None


   **If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.

 -------------------------------------------------------------------------------

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

IMPORTANT: Payments set by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 10 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.


                                       B.7

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

 WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES

ACCOUNT ESTABLISHED WITH YOUR FINANCIAL INTERMEDIARY

ALL REQUESTS       You can exchange or sell shares by having your financial
                   intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

--------------------------------------------------------------------------------

ACCOUNT ESTABLISHED WITH THE FUND

BY MAIL            Mail your exchange or sale request to:

                   REGULAR MAIL  RIVERSOURCE GROUP OF FUNDS
                                 [          ]

                   EXPRESS MAIL  RIVERSOURCE GROUP OF FUNDS
                                 [          ]

                   Include in your letter:

                   - your name

                   - the name of the fund(s)

                   - your account number

                   - the class of shares to be exchanged or sold

                   - your Social Security Number or Employer Identification
                     Number

                   - the dollar amount or number of shares you want to exchange or sell

                   - specific instructions regarding delivery or exchange
                     destination

                   - signature(s) of registered account owner(s)

                   - any special documents the transfer agent may require in
                     order to process your order

                   Corporate, trust or partnership accounts may need to send additional documents.

                   Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

                   A Medallion Signature Guarantee is required if:

                   - Amount is over $50,000.

                   - You want your check made payable to someone other than
                     yourself.

                   - Your address has changed within the last 30 days.

                   - You want the check mailed to an address other than the
                     address of record.

                   - You want the proceeds sent to a bank account not on file.

                   - You are the beneficiary of the account and the account
                     owner is deceased (additional documents may be required).

                   A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act.

                   NOTE: A GUARANTEE FROM A NOTARY PUBLIC IS NOT ACCEPTABLE.

                   NOTE: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

--------------------------------------------------------------------------------

BY TELEPHONE       Call _________. Unless you elect not to have telephone
                   exchange and sale privileges, they will automatically be
                   available to you. Reasonable procedures will be used to
                   confirm authenticity of telephone exchange or sale requests.
                   Telephone privileges may be modified or discontinued at any time. Telephone
 -------------------------------------------------------------------------------



                                       B.8

BY TELEPHONE
(CONT.)
                   exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing to the address above.

                   Payment will be mailed to the address of record and made payable to the names listed on the account.

                   Telephone sale requests are limited to $150,000 per day.

--------------------------------------------------------------------------------

BY WIRE OR ACH     You can wire money from your fund account to your bank
                   account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and a voided check or savings account deposit slip.

                   Call _________ or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

                   A service fee may be charged against your account for each wire sent.

                   Minimum amount:

                   by ACH: $100

                   by wire: $500

                   Your bank or financial intermediary may charge additional fees for wire transactions.

--------------------------------------------------------------------------------

BY SCHEDULED       You may elect to receive regular periodic payments through an
PAYOUT PLAN        automatic sale of shares. See the SAI for more information.

--------------------------------------------------------------------------------

EXCHANGES

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Group of Funds without a sales charge. Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares. For complete information on the fund you are exchanging into, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

IF YOU HOLD YOUR FUND SHARES IN AN ACCOUNT WITH AMERIPRISE FINANCIAL SERVICES, YOU MAY HAVE LIMITED EXCHANGEABILITY WITHIN THE RIVERSOURCE GROUP OF FUNDS.

MARKET TIMING

SHORT-TERM TRADING AND OTHER SO-CALLED MARKET TIMING PRACTICES ARE FREQUENT TRADING PRACTICES BY CERTAIN SHAREHOLDERS INTENDED TO PROFIT AT THE EXPENSE OF OTHER SHAREHOLDERS BY SELLING SHARES OF A FUND SHORTLY AFTER PURCHASE. MARKET TIMING MAY ADVERSELY IMPACT A FUND'S PERFORMANCE BY PREVENTING THE INVESTMENT MANAGER FROM FULLY INVESTING THE ASSETS OF THE FUND, DILUTING THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS, OR INCREASING THE FUND'S TRANSACTION COSTS.

FUNDS THAT INVEST DIRECTLY IN SECURITIES THAT TRADE INFREQUENTLY MAY BE VULNERABLE TO MARKET TIMERS WHO SEEK TO TAKE ADVANTAGE OF INEFFICIENCIES IN THE SECURITIES MARKETS. TO THE EXTENT THAT A FUND HAS SIGNIFICANT HOLDINGS OF FLOATING RATE LOANS, HIGH YIELD BONDS OR TAX-EXEMPT SECURITIES, THE RISKS OF MARKET TIMING MAY BE GREATER FOR THE FUND THAN FOR OTHER FUNDS. SEE "PRINCIPAL INVESTMENT STRATEGIES" FOR A DISCUSSION OF THE TYPES OF SECURITIES IN WHICH YOUR FUND INVESTS. SEE "PRICING AND VALUING OF FUND SHARES" FOR A DISCUSSION OF THE FUNDS' POLICY ON FAIR VALUE PRICING, WHICH IS INTENDED, IN PART, TO REDUCE THE FREQUENCY AND EFFECT OF MARKET TIMING.

THE FUNDS' BOARD HAS ADOPTED A POLICY THAT IS DESIGNED TO DETECT AND DETER MARKET TIMING THAT MAY BE HARMFUL TO THE FUNDS. EACH FUND SEEKS TO ENFORCE THIS POLICY THROUGH ITS SERVICE PROVIDERS AS FOLLOWS:

- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board's policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or

                                       B.9
  clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund's ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

- The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

- Exchanges must be made into the same class of shares of the share class being exchanged out of.

- Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

- Once the fund receives your exchange request, you cannot cancel it after the market closes.

- Shares of the purchased fund may not be used on the same day for another exchange or sale.

- New investments in RiverSource Tax-Exempt Money Market Fund, RiverSource Cash Management Fund and [Seligman Cash Management Fund] Class A shares may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Group of Funds.

- If you exchange shares from RiverSource Cash Management Fund [or Seligman Cash Management Fund] to another fund in the RiverSource Group of Funds, any further exchanges must be between shares of the same class. For example, you may not exchange from Class B shares of another fund into Class A shares of RiverSource Cash Management Fund [or Seligman Cash Management Fund]. Exchange rules for RiverSource Cash Management Fund [and Seligman Cash Management Fund] are illustrated in the following tables.

- If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

                                                                  TO OTHER FUNDS

----------------------------------------------------------------------------------------------------------------
FROM RIVERSOURCE CASH
MANAGEMENT FUND [OR
SELIGMAN CASH MANAGEMENT
FUND]                            CLASS A                    CLASS B                    CLASS C

----------------------------------------------------------------------------------------------------------------

CLASS A                          Yes                        Yes                        Yes
----------------------------------------------------------------------------------------------------------------

CLASS B                          No                         Yes                        No
----------------------------------------------------------------------------------------------------------------

CLASS C                          No                         No                         Yes


--------------------------------------------------------------------------------


                                      TO RIVERSOURCE CASH MANAGEMENT FUND [OR SELIGMAN CASH MANAGEMENT FUND]

----------------------------------------------------------------------------------------------------------------
FROM OTHER FUNDS                 CLASS A                    CLASS B                    CLASS C

----------------------------------------------------------------------------------------------------------------

CLASS A                          Yes                        No                         No
----------------------------------------------------------------------------------------------------------------

CLASS B                          No                         Yes                        No
----------------------------------------------------------------------------------------------------------------

CLASS C                          No                         No                         Yes

----------------------------------------------------------------------------------------------------------------


If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C. If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.


                                      B.10

SELLING SHARES

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

REPURCHASES. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Group of Funds. If your original purchase was in Class A, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund's transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

PRICING AND VALUING OF FUND SHARES

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund has significant holdings of high yield bonds, floating rate loans or tax-exempt securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of your fund's net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund's net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included

                                      B.11
in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund's distributions exceed its current and accumulated earnings and profits, that portion of the fund's distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

FOR TAX-EXEMPT FUNDS. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

GENERAL INFORMATION

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. NOT ALL FINANCIAL INSTITUTIONS ARE AUTHORIZED TO SELL THE RIVERSOURCE GROUP OF FUNDS. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.


                                      B.12

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund's investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provide underwriting and distribution services to the Seligman funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under "Distribution and/or service (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options -- Classes of Shares" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares, Sales Charges" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for the funds' policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, "payments") do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary's organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary's registered representatives or preferred access to the financial intermediary's customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary's pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or

                                      B.13
education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges -- fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund's SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Group of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See "Buying and Selling Shares."

ADDITIONAL MANAGEMENT INFORMATION

AFFILIATED PRODUCTS. RiverSource Investments serves as investment manager to all funds in the RiverSource Group of Funds that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds in the RiverSource Group of Funds (Funds of Funds) and to discretionary managed accounts that invest exclusively in funds in the RiverSource Group of Funds (collectively referred to as "affiliated products"). These affiliated products, individually or collectively, may own a significant percentage of the fund's outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition,

                                      B.14
because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund's expense ratio to increase as the fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

CASH RESERVES. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

FUND HOLDINGS DISCLOSURE. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

LEGAL PROCEEDINGS. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


                                      B.15

EXHIBIT C

SUMMARY OF INTEGRATION RELATED CHANGES

At its Jan. 8, 2009 meeting, the Board approved certain changes to the Seligman Funds' share class structure, service provider arrangements and shareholder service policies, including:

INVESTMENT MANAGEMENT AND ADMINISTRATION. Approval of changes to each Seligman Fund that is a Buying Fund's (i) Administrative Services Agreement to add a fee schedule consistent with the fee schedules for other, comparable funds in the RiverSource Group of Funds, and (ii) Investment Management Services ("IMS") Agreement to reduce the fee by an amount at least equal to the amount of the increase in the fee under the Administrative Services Agreement. (IMS and Administration Agreements for Seligman Funds that are Selling Funds were not considered at this time.)

TRANSFER AGENCY AND SHAREHOLDER SERVICING. Approval of a transition to RiverSource Service Corporation (RSC) as the Seligman Funds' transfer and shareholder servicing agent, including adoption of the fee structure paid by other funds in the RiverSource Group of Funds. The Seligman Funds' previous transfer and shareholder servicing agent allocated 100% of its expenses to the Seligman Funds that benefited from the services it provided. Under the new pricing structure, fees for Class A and Class C are account based. See the Reorganization SAI for more information.

CUSTODY AND SECURITIES LENDING. Approval of a transition from State Street Bank & Trust Co. to JPMorgan Bank, N.A. ("JPMorgan") as custodian, and approval of JPMorgan as securities lending agent. (The Seligman Funds did not previously have securities lending arrangements.)

SHAREHOLDER SERVICE POLICIES. Approval of changes to certain shareholder service policies establishing a consistent shareholder experience across the combined RiverSource Group of Funds. Certain of these changes are described below (newly applicable shareholder service policies are set forth in Exhibit B):

Class A at Net Asset Value. Adopt a uniform set of investor classes eligible for waiver of Class A share front-end sales load across RiverSource Group of Funds.

Class A Front-End Sales Load and Breakpoint Structure. Adopt (i) a uniform breakpoint schedule for fixed-income and equity funds, increasing the first and second breakpoint from fixed-income and equity funds, respectively, from 4.5% to 4.75%, and (ii) a uniform dealer reallowance structure, paying out to financial intermediaries a maximum of 2.15% instead of 2.25% at the fourth breakpoint (no impact to shareholders).

Class C Contingent Deferred Sale Charge Waivers. Adopt a uniform set of investor class waivers of CDSC on Class C shares across RiverSource Group of Funds.

Repurchase Policy. Adopt a uniform repurchase policy of 90 days across RiverSource Group of Funds.


                                       C.1

EXHIBIT D

APPRAISAL RIGHTS FOR SELIGMAN FLORIDA FUND AND SELIGMAN NORTH CAROLINA FUND

Massachusetts law requires that we provide shareholders of Seligman Florida Fund and Seligman North Carolina Fund with a copy of the state law on appraisal rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as either such Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise appraisal rights under Massachusetts law, the relevant Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

In addition, Section 13.02(a)(3) of the MBCA provides for an exception to appraisal rights for which we believe, in light of the rationale expressed in the Comments of The Task Force on the Revision of the Massachusetts Business Corporation Law accompanying the MBCA, a reasonable argument exists for applying such exception to a transaction involving an open-end mutual fund. If any shareholder of either Seligman Florida Fund or Seligman North Carolina Fund elects to exercise appraisal rights under Massachusetts law, the relevant Selling Fund, in connection with submitting the question of the supremacy of Rule 22c-1 to a court of competent jurisdiction, may also argue that appraisal rights under Massachusetts law do not apply.

CHAPTER 156D. BUSINESS CORPORATIONS

PART 13

SUBDIVISION A -- RIGHT TO DISSENT AND OBTAIN PAYMENT FOR SHARES

SECTION 13.01. DEFINITIONS

In this part the following words shall have the following meanings unless the context requires otherwise:

"Affiliate", any person that directly or indirectly through one or more intermediaries controls, is controlled by, or is under common control of or with another person.

"Beneficial shareholder", the person who is a beneficial owner of shares held in a voting trust or by a nominee as the record shareholder.

"Corporation", the issuer of the shares held by a shareholder demanding appraisal and, for matters covered in sections 13.22 to 13.31, inclusive, includes the surviving entity in a merger.

"Fair value", with respect to shares being appraised, the value of the shares immediately before the effective date of the corporate action to which the shareholder demanding appraisal objects, excluding any element of value arising from the expectation or accomplishment of the proposed corporate action unless exclusion would be inequitable.

"Interest", interest from the effective date of the corporate action until the date of payment, at the average rate currently paid by the corporation on its principal bank loans or, if none, at a rate that is fair and equitable under all the circumstances.

"Marketable securities", securities held of record by, or by financial intermediaries or depositories on behalf of, at least 1,000 persons and which were

(a) listed on a national securities exchange,

(b) designated as a national market system security on an interdealer quotation system by the National Association of Securities Dealers, Inc., or

(c) listed on a regional securities exchange or traded in an interdealer quotation system or other trading system and had at least 250,000 outstanding shares, exclusive of shares held by officers, directors and affiliates, which have a market value of at least $5,000,000.

"Officer", the chief executive officer, president, chief operating officer, chief financial officer, and any vice president in charge of a principal business unit or function of the issuer.

"Person", any individual, corporation, partnership, unincorporated association or other entity.

"Record shareholder", the person in whose name shares are registered in the records of a corporation or the beneficial owner of shares to the extent of the rights granted by a nominee certificate on file with a corporation.

"Shareholder", the record shareholder or the beneficial shareholder.


                                       D.1

SECTION 13.02. RIGHT TO APPRAISAL

(a) A shareholder is entitled to appraisal rights, and obtain payment of the fair value of his shares in the event of, any of the following corporate or other actions:

   (1) consummation of a plan of merger to which the corporation is a party if shareholder approval is required for the merger by section 11.04 or the articles of organization or if the corporation is a subsidiary that is merged with its parent under section 11.05, unless, in either case, (A) all shareholders are to receive only cash for their shares in amounts equal to what they would receive upon a dissolution of the corporation or, in the case of shareholders already holding marketable securities in the merging corporation, only marketable securities of the surviving corporation and/or cash and (B) no director, officer or controlling shareholder has a direct or indirect material financial interest in the merger other than in his capacity as (i) a shareholder of the corporation, (ii) a director, officer, employee or consultant of either the merging or the surviving corporation or of any affiliate of the surviving corporation if his financial interest is pursuant to bona fide arrangements with either corporation or any such affiliate, or (iii) in any other capacity so long as the shareholder owns not more than five percent of the voting shares of all classes and series of the corporation in the aggregate;

   (2) consummation of a plan of share exchange in which his shares are included unless: (A) both his existing shares and the shares, obligations or other securities to be acquired are marketable securities; and (B) no director, officer or controlling shareholder has a direct or indirect material financial interest in the share exchange other than in his capacity as
       (i) a shareholder of the corporation whose shares are to be exchanged,
       (ii) a director, officer, employee or consultant of either the corporation whose shares are to be exchanged or the acquiring corporation or of any affiliate of the acquiring corporation if his financial interest is pursuant to bona fide arrangements with either corporation or any such affiliate, or (iii) in any other capacity so long as the shareholder owns not more than five percent of the voting shares of all classes and series of the corporation whose shares are to be exchanged in the aggregate;

   (3) consummation of a sale or exchange of all, or substantially all, of the property of the corporation if the sale or exchange is subject to section 12.02, or a sale or exchange of all, or substantially all, of the property of a corporation in dissolution, unless:

     (i) his shares are then redeemable by the corporation at a price not greater than the cash to be received in exchange for his shares; or

     (ii) the sale or exchange is pursuant to court order; or

     (iii) in the case of a sale or exchange of all or substantially all the property of the corporation subject to section 12.02, approval of shareholders for the sale or exchange is conditioned upon the dissolution of the corporation and the distribution in cash or, if his shares are marketable securities, in marketable securities and/or cash, of substantially all of its net assets, in excess of a reasonable amount reserved to meet unknown claims under section 14.07, to the shareholders in accordance with their respective interests within one year after the sale or exchange and no director, officer or controlling shareholder has a direct or indirect material financial interest in the sale or exchange other than in his capacity as (i) a shareholder of the corporation, (ii) a director, officer, employee or consultant of either the corporation or the acquiring corporation or of any affiliate of the acquiring corporation if his financial interest is pursuant to bona fide arrangements with either corporation or any such affiliate, or (iii) in any other capacity so long as the shareholder owns not more than five percent of the voting shares of all classes and series of the corporation in the aggregate;

   (4) an amendment of the articles of organization that materially and adversely affects rights in respect of a shareholder's shares because it:

     (i) creates, alters or abolishes the stated rights or preferences of the shares with respect to distributions or to dissolution, including making non-cumulative in whole or in part a dividend theretofore stated as cumulative;

     (ii) creates, alters or abolishes a stated right in respect of conversion or redemption, including any provision relating to any sinking fund or purchase, of the shares;

     (iii) alters or abolishes a preemptive right of the holder of the shares to acquire shares or other securities;

     (iv) excludes or limits the right of the holder of the shares to vote on any matter, or to cumulate votes, except as such right may be limited by voting rights given to new shares then being authorized of an existing or new class; or

     (v) reduces the number of shares owned by the shareholder to a fraction of a share if the fractional share so created is to be acquired for cash under section 6.04;


                                       D.2

   (5) the articles of organization or of the bylaws or the entering into by the corporation of any agreement to which the shareholder is not a party that adds restrictions on the transfer or registration or any outstanding shares held by the shareholder or amends any pre-existing restrictions on the transfer or registration of his shares in a manner which is materially adverse to the ability of the shareholder to transfer his shares;

   (6) any corporate action taken pursuant to a shareholder vote to the extent the articles of organization, bylaws or a resolution of the board of directors provides that voting or nonvoting shareholders are entitled to appraisal;

   (7) consummation of a conversion of the corporation to nonprofit status pursuant to subdivision B of PART 9; or

   (8) consummation of a conversion of the corporation into a form of other entity pursuant to subdivision D of PART 9.

(b) Except as otherwise provided in subsection (a) of section 13.03, in the event of corporate action specified in clauses (1), (2), (3), (7) or (8) of subsection (a), a shareholder may assert appraisal rights only if he seeks them with respect to all of his shares of whatever class or series.

(c) Except as otherwise provided in subsection (a) of section 13.03, in the event of an amendment to the articles of organization specified in clause
    (4) of subsection (a) or in the event of an amendment of the articles of organization or the bylaws or an agreement to which the shareholder is not a party specified in clause (5) of subsection (a), a shareholder may assert appraisal rights with respect to those shares adversely affected by the amendment or agreement only if he seeks them as to all of such shares and, in the case of an amendment to the articles of organization or the bylaws, has not voted any of his shares of any class or series in favor of the proposed amendment.

(d) The shareholder's right to obtain payment of the fair value of his shares shall terminate upon the occurrence of any of the following events:

   (i) the proposed action is abandoned or rescinded; or

   (ii) a court having jurisdiction permanently enjoins or sets aside the action; or

   (iii) the shareholder's demand for payment is withdrawn with the written consent of the corporation.

(e) A shareholder entitled to appraisal rights under this chapter may not challenge the action creating his entitlement unless the action is unlawful or fraudulent with respect to the shareholder or the corporation.

SECTION 13.03. ASSERTION OF RIGHTS BY NOMINEES AND BENEFICIAL OWNERS

(a) A record shareholder may assert appraisal rights as to fewer than all the shares registered in the record shareholder's name but owned by a beneficial shareholder only if the record shareholder objects with respect to all shares of the class or series owned by the beneficial shareholder and notifies the corporation in writing of the name and address of each beneficial shareholder on whose behalf appraisal rights are being asserted. The rights of a record shareholder who asserts appraisal rights for only part of the shares held of record in the record shareholder's name under this subsection shall be determined as if the shares as to which the record shareholder objects and the record shareholder's other shares were registered in the names of different record shareholders.

(b) A beneficial shareholder may assert appraisal rights as to shares of any class or series held on behalf of the shareholder only if such shareholder:

   (1) submits to the corporation the record shareholder's written consent to the assertion of such rights no later than the date referred to in subclause (ii) of clause (2) of subsection (b) of section 13.22; and

   (2) does so with respect to all shares of the class or series that are beneficially owned by the beneficial shareholder.

SUBDIVISION B. -- PROCEDURE FOR EXERCISE OF APPRAISAL RIGHTS

SECTION 13.20. NOTICE OF APPRAISAL RIGHTS

(a) If proposed corporate action described in subsection (a) of section 13.02 is to be submitted to a vote at a shareholders' meeting or through the solicitation of written consents, the meeting notice or solicitation of consents shall state that the corporation has concluded that shareholders are, are not or may be entitled to assert appraisal rights under this chapter and refer to the necessity of the shareholder delivering, before the vote is taken, written notice of his intent to demand payment and to the requirement that he not vote his shares in favor of the proposed action. If the corporation concludes that appraisal rights are or may be available, a copy of this chapter shall accompany the meeting notice sent to those record shareholders entitled to exercise appraisal rights.

(b) In a merger pursuant to section 11.05, the parent corporation shall notify in writing all record shareholders of the subsidiary who are entitled to assert appraisal rights that the corporate action became effective. Such notice shall be sent within 10 days after the corporate action became effective and include the materials described in section 13.22.


                                       D.3

SECTION 13.21. NOTICE OF INTENT TO DEMAND PAYMENT

(a) If proposed corporate action requiring appraisal rights under section 13.02 is submitted to vote at a shareholders' meeting, a shareholder who wishes to assert appraisal rights with respect to any class or series of shares:

   (1) shall deliver to the corporation before the vote is taken written notice of the shareholder's intent to demand payment if the proposed action is effectuated; and

   (2) shall not vote, or cause or permit to be voted, any shares of such class or series in favor of the proposed action.

(b) A shareholder who does not satisfy the requirements of subsection (a) is not entitled to payment under this chapter.

SECTION 13.22. APPRAISAL NOTICE AND FORM

(a) If proposed corporate action requiring appraisal rights under subsection (a) of section 13.02 becomes effective, the corporation shall deliver a written appraisal notice and form required by clause (1) of subsection (b) to all shareholders who satisfied the requirements of section 13.21 or, if the action was taken by written consent, did not consent. In the case of a merger under section 11.05, the parent shall deliver a written appraisal notice and form to all record shareholders who may be entitled to assert appraisal rights.

(b) The appraisal notice shall be sent no earlier than the date the corporate action became effective and no later than 10 days after such date and must:

   (1) supply a form that specifies the date of the first announcement to shareholders of the principal terms of the proposed corporate action and requires the shareholder asserting appraisal rights to certify (A) whether or not beneficial ownership of those shares for which appraisal rights are asserted was acquired before that date and (B) that the shareholder did not vote for the transaction;

   (2) state:

     (i) where the form shall be sent and where certificates for certificated shares shall be deposited and the date by which those certificates shall be deposited, which date may not be earlier than the date for receiving the required form under subclause (ii);

     (ii) a date by which the corporation shall receive the form which date may not be fewer than 40 nor more than 60 days after the date the subsection (a) appraisal notice and form are sent, and state that the shareholder shall have waived the right to demand appraisal with respect to the shares unless the form is received by the corporation by such specified date;

     (iii) the corporation's estimate of the fair value of the shares;

     (iv) that, if requested in writing, the corporation will provide, to the shareholder so requesting, within 10 days after the date specified in clause (ii) the number of shareholders who return the forms by the specified date and the total number of shares owned by them; and

     (v) the date by which the notice to withdraw under section 13.23 shall be received, which date shall be within 20 days after the date specified in subclause (ii) of this subsection; and

   (3) be accompanied by a copy of this chapter.

SECTION 13.23. PERFECTION OF RIGHTS; RIGHT TO WITHDRAW

(a) A shareholder who receives notice pursuant to section 13.22 and who wishes to exercise appraisal rights shall certify on the form sent by the corporation whether the beneficial owner of the shares acquired beneficial ownership of the shares before the date required to be set forth in the notice pursuant to clause (1) of subsection (b) of section 13.22. If a shareholder fails to make this certification, the corporation may elect to treat the shareholder's shares as after-acquired shares under section 13.25. In addition, a shareholder who wishes to exercise appraisal rights shall execute and return the form and, in the case of certificated shares, deposit the shareholder's certificates in accordance with the terms of the notice by the date referred to in the notice pursuant to subclause (ii) of clause (2) of subsection (b) of section 13.22. Once a shareholder deposits that shareholder's certificates or, in the case of uncertificated shares, returns the executed forms, that shareholder loses all rights as a shareholder, unless the shareholder withdraws pursuant to said subsection (b).

(b) A shareholder who has complied with subsection (a) may nevertheless decline to exercise appraisal rights and withdraw from the appraisal process by so notifying the corporation in writing by the date set forth in the appraisal notice pursuant to subclause (v) of clause (2) of subsection (b) of section
    13.22. A shareholder who fails to so withdraw from the appraisal process may not thereafter withdraw without the corporation's written consent.

(c) A shareholder who does not execute and return the form and, in the case of certificated shares, deposit that shareholder's share certificates where required, each by the date set forth in the notice described in subsection
    (b) of section 13.22, shall not be entitled to payment under this chapter.


                                       D.4

SECTION 13.24. PAYMENT

(a) Except as provided in section 13.25, within 30 days after the form required by subclause (ii) of clause (2) of subsection (b) of section 13.22 is due, the corporation shall pay in cash to those shareholders who complied with subsection (a) of section 13.23 the amount the corporation estimates to be the fair value of their shares, plus interest.

(b) The payment to each shareholder pursuant to subsection (a) shall be accompanied by:

   (1) financial statements of the corporation that issued the shares to be appraised,0 consisting of a balance sheet as of the end of a fiscal year ending not more than 16 months before the date of payment, an income statement for that year, a statement of changes in shareholders' equity for that year, and the latest available interim financial statements, if any;

   (2) a statement of the corporation's estimate of the fair value of the shares, which estimate shall equal or exceed the corporation's estimate given pursuant to subclause (iii) of clause (2) of subsection (b) of section 13.22; and

   (3) a statement that shareholders described in subsection (a) have the right to demand further payment under section 13.26 and that if any such shareholder does not do so within the time period specified therein, such shareholder shall be deemed to have accepted the payment in full satisfaction of the corporation's obligations under this chapter.

SECTION 13.25. AFTER-ACQUIRED SHARES

(a) A corporation may elect to withhold payment required by section 13.24 from any shareholder who did not certify that beneficial ownership of all of the shareholder's shares for which appraisal rights are asserted was acquired before the date set forth in the appraisal notice sent pursuant to clause
    (1) of subsection (b) of section 13.22.

(b) If the corporation elected to withhold payment under subsection (a), it must, within 30 days after the form required by subclause (ii) of clause (2) of subsection (b) of section 13.22 is due, notify all shareholders who are described in subsection (a):

   (1) of the information required by clause (1) of subsection (b) of section 13.24;

   (2) of the corporation's estimate of fair value pursuant to clause (2) of subsection (b) of said section 13.24;

   (3) that they may accept the corporation's estimate of fair value, plus interest, in full satisfaction of their demands or demand appraisal under section 13.26;

   (4) that those shareholders who wish to accept the offer shall so notify the corporation of their acceptance of the corporation's offer within 30 days after receiving the offer; and

   (5) that those shareholders who do not satisfy the requirements for demanding appraisal under section 13.26 shall be deemed to have accepted the corporation's offer.

(c) Within 10 days after receiving the shareholder's acceptance pursuant to subsection(b), the corporation shall pay in cash the amount it offered under clause (2) of subsection (b) to each shareholder who agreed to accept the corporation's offer in full satisfaction of the shareholder's demand.

(d) Within 40 days after sending the notice described in subsection (b), the corporation must pay in cash the amount if offered to pay under clause (2) of subsection (b) to each shareholder deserved in clause (5) of subsection
    (b).

SECTION 13.26. PROCEDURE IF SHAREHOLDER DISSATISFIED WITH PAYMENT OR OFFER

(a) A shareholder paid pursuant to section 13.24 who is dissatisfied with the amount of the payment shall notify the corporation in writing of that shareholder's estimate of the fair value of the shares and demand payment of that estimate plus interest, less any payment under section 13.24. A shareholder offered payment under section 13.25 who is dissatisfied with that offer shall reject the offer and demand payment of the shareholder's stated estimate of the fair value of the shares plus interest.

(b) A shareholder who fails to notify the corporation in writing of that shareholder's demand to be paid the shareholder's stated estimate of the fair value plus interest under subsection (a) within 30 days after receiving the corporation's payment or offer of payment under section 13.24 or section 13.25, respectively, waives the right to demand payment under this section and shall be entitled only to the payment made or offered pursuant to those respective sections.

SUBDIVISION C. -- JUDICIAL APPRAISAL OF SHARES

SECTION 13.30. COURT ACTION

(a) If a shareholder makes demand for payment under section 13.26 which remains unsettled, the corporation shall commence an equitable proceeding within 60 days after receiving the payment demand and petition the court to determine the fair value of the shares and accrued interest. If the corporation does not commence the proceeding within the 60-day period, it shall pay in cash to each shareholder the amount the shareholder demanded pursuant to section
    13.26 plus interest.


                                       D.5

(b) The corporation shall commence the proceeding in the appropriate court of the county where the corporation's principal office, or, if none, its registered office, in the commonwealth is located. If the corporation is a foreign corporation without a registered office in the commonwealth, it shall commence the proceeding in the county in the commonwealth where the principal office or registered office of the domestic corporation merged with the foreign corporation was located at the time of the transaction.

(c) The corporation shall make all shareholders, whether or not residents of the commonwealth, whose demands remain unsettled parties to the proceeding as an action against their shares, and all parties shall be served with a copy of the petition. Nonresidents may be served by registered or certified mail or by publication as provided by law or otherwise as ordered by the court.

(d) The jurisdiction of the court in which the proceeding is commenced under subsection (b) is plenary and exclusive. The court may appoint 1 or more persons as appraisers to receive evidence and recommend a decision on the question of fair value. The appraisers shall have the powers described in the order appointing them, or in any amendment to it. The shareholders demanding appraisal rights are entitled to the same discovery rights as parties in other civil proceedings.

(e) Each shareholder made a party to the proceeding is entitled to judgment (i) for the amount, if any, by which the court finds the fair value of the shareholder's shares, plus interest, exceeds the amount paid by the corporation to the shareholder for such shares or (ii) for the fair value, plus interest, of the shareholder's shares for which the corporation elected to withhold payment under section 13.25.

SECTION 13.31. COURT COSTS AND COUNSEL FEES

(a) The court in an appraisal proceeding commenced under section 13.30 shall determine all costs of the proceeding, including the reasonable compensation and expenses of appraisers appointed by the court. The court shall assess the costs against the corporation, except that the court may assess cost against all or some of the shareholders demanding appraisal, in amounts the court finds equitable, to the extent the court finds such shareholders acted arbitrarily, vexatiously, or not in good faith with respect to the rights provided by this chapter.

(b) The court in an appraisal proceeding may also assess the fees and expenses of counsel and experts for the respective parties, in amounts the court finds equitable:

   (1) against the corporation and in favor of any or all shareholders demanding appraisal if the court finds the corporation did not substantially comply with the requirements of sections 13.20, 13.22, 13.24 or 13.25; or

   (2) against either the corporation or a shareholder demanding appraisal, in favor of any other party, if the court finds that the party against whom the fees and expenses are assessed acted arbitrarily, vexatiously, or not in good faith with respect to the rights provided by this chapter.

(c) If the court in an appraisal proceeding finds that the services of counsel for any shareholder were of substantial benefit to other shareholders similarly situated, and that the fees for those services should not be assessed against the corporation, the court may award to such counsel reasonable fees to be paid out of the amounts awarded the shareholders who were benefited.

(d) To the extent the corporation fails to make a required payment pursuant to sections 13.24, 13.25, or 13.26, the shareholder may sue directly for the amount owed and, to the extent successful, shall be entitled to recover from the corporation all costs and expenses of the suit, including counsel fees.


                                       D.6

EXHIBIT E

DISSENTERS' RIGHTS FOR SELIGMAN PENNSYLVANIA FUND

Pennsylvania law requires that we provide you with a copy of the state law on dissenters' rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as the Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise dissenters' rights under Pennsylvania law, the Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

CHAPTER 15 OF THE PENNSYLVANIA CONSOLIDATED STATUTES, SUBCHAPTER D. DISSENTERS' RIGHTS

sec. 1571. APPLICATION AND EFFECT OF SUBCHAPTER

(A) GENERAL RULE. -- Except as otherwise provided in subsection (b), any shareholder (as defined in section 1572 (relating to definitions)) of a business corporation shall have the right to dissent from, and to obtain payment of the fair value of his shares in the event of, any corporate action, or to otherwise obtain fair value for his shares, only where this part expressly provides that a shareholder shall have the rights and remedies provided in this subchapter. See:

          Section 1906(c) (relating to dissenters rights upon special treatment).
          Section 1930 (relating to dissenters rights).
          Section 1931(d) (relating to dissenters rights in share exchanges).
          Section 1932(c) (relating to dissenters rights in asset transfers).
          Section 1952(d) (relating to dissenters rights in division).
          Section 1962(c) (relating to dissenters rights in conversion).
          Section 2104(b) (relating to procedure).
          Section 2324 (relating to corporation option where a restriction on transfer of a security is held invalid).
          Section 2325(b) (relating to minimum vote requirement).
          Section 2704(c) (relating to dissenters rights upon election).
          Section 2705(d) (relating to dissenters rights upon renewal of election).
          Section 2904(b) (relating to procedure).
          Section 2907(a) (relating to proceedings to terminate breach of qualifying conditions).
          Section 7104(b)(3) (relating to procedure).

(B) EXCEPTIONS. --

     (1) Except as otherwise provided in paragraph (2), the holders of the shares of any class or series of shares shall not have the right to dissent and obtain payment of the fair value of the shares under this subchapter if, on the record date fixed to determine the shareholders entitled to notice of and to vote at the meeting at which a plan specified in any of section 1930, 1931(d), 1932(c) or 1952(d) is to be voted on or on the date of the first public announcement that such a plan has been approved by the shareholders by consent without a meeting, the shares are either:

         (i) listed on a national securities exchange or designated as a national market system security on an interdealer quotation system by the National Association of Securities Dealers, Inc.; or

         (ii) held beneficially or of record by more than 2,000 persons.

     (2) Paragraph (1) shall not apply to and dissenters rights shall be available without regard to the exception provided in that paragraph in the case of:

         (i) (Repealed.)

         (ii) Shares of any preferred or special class or series unless the articles, the plan or the terms of the transaction entitle all shareholders of the class or series to vote thereon and require for the adoption of the plan or the effectuation of the transaction the affirmative vote of a majority of the votes cast by all shareholders of the class or series.

         (iii) Shares entitled to dissenters rights under section 1906(c) (relating to dissenters rights upon special treatment).

     (3) The shareholders of a corporation that acquires by purchase, lease, exchange or other disposition all or substantially all of the shares, property or assets of another corporation by the issuance of shares, obligations or otherwise, with or without assuming the liabilities of the other corporation and with or without the intervention of another corporation or other person, shall not be entitled to the rights and remedies of dissenting shareholders provided in this subchapter regardless of the fact, if it be the case, that the acquisition was accomplished by the issuance of voting shares of the corporation to be outstanding immediately after the acquisition sufficient to elect a majority or more of the directors of the corporation.


                                       E.1

(C) GRANT OF OPTIONAL DISSENTERS RIGHTS. -- The bylaws or a resolution of the board of directors may direct that all or a part of the shareholders shall have dissenters rights in connection with any corporate action or other transaction that would otherwise not entitle such shareholders to dissenters rights.

(D) NOTICE OF DISSENTERS RIGHTS. -- Unless otherwise provided by statute, if a proposed corporate action that would give rise to dissenters rights under this subpart is submitted to a vote at a meeting of shareholders, there shall be included in or enclosed with the notice of meeting:

     (1) a statement of the proposed action and a statement that the shareholders have a right to dissent and obtain payment of the fair value of their shares by complying with the terms of this subchapter; and

     (2) a copy of this subchapter.

(E) OTHER STATUTES. -- The procedures of this subchapter shall also be applicable to any transaction described in any statute other than this part that makes reference to this subchapter for the purpose of granting dissenters rights.

(F) CERTAIN PROVISIONS OF ARTICLES INEFFECTIVE. -- This subchapter may not be relaxed by any provision of the articles.

(G) COMPUTATION OF BENEFICIAL OWNERSHIP. -- For purposes of subsection
    (b)(1)(ii), shares that are held beneficially as joint tenants, tenants by the entireties, tenants in common or in trust by two or more persons, as fiduciaries or otherwise, shall be deemed to be held beneficially by one person.

(H) CROSS REFERENCES. -- See sections 1105 (relating to restriction on equitable relief), 1904 (relating to de facto transaction doctrine abolished), 1763(c) (relating to determination of shareholders of record) and 2512 (relating to dissenters rights procedure).

sec. 1572. DEFINITIONS

The following words and phrases when used in this subchapter shall have the meanings given to them in this section unless the context clearly indicates otherwise:

"CORPORATION." The issuer of the shares held or owned by the dissenter before the corporate action or the successor by merger, consolidation, division, conversion or otherwise of that issuer. A plan of division may designate which one or more of the resulting corporations is the successor corporation for the purposes of this subchapter. The designated successor corporation or corporations in a division shall have sole responsibility for payments to dissenters and other liabilities under this subchapter except as otherwise provided in the plan of division.

"DISSENTER." A shareholder who is entitled to and does assert dissenters rights under this subchapter and who has performed every act required up to the time involved for the assertion of those rights.

"FAIR VALUE." The fair value of shares immediately before the effectuation of the corporate action to which the dissenter objects, taking into account all relevant factors, but excluding any appreciation or depreciation in anticipation of the corporate action.

"INTEREST." Interest from the effective date of the corporate action until the date of payment at such rate as is fair and equitable under all the circumstances, taking into account all relevant factors, including the average rate currently paid by the corporation on its principal bank loans.

"SHAREHOLDER." A shareholder as defined in section 1103 (relating to definitions) or an ultimate beneficial owner of shares, including, without limitation, a holder of depository receipts, where the beneficial interest owned includes an interest in the assets of the corporation upon dissolution.

sec. 1573. RECORD AND BENEFICIAL HOLDERS AND OWNERS

(A) RECORD HOLDERS OF SHARES. -- A record holder of shares of a business corporation may assert dissenters rights as to fewer than all of the shares registered in his name only if he dissents with respect to all the shares of the same class or series beneficially owned by any one person and discloses the name and address of the person or persons on whose behalf he dissents. In that event, his rights shall be determined as if the shares as to which he has dissented and his other shares were registered in the names of different shareholders.

(B) BENEFICIAL OWNERS OF SHARES. -- A beneficial owner of shares of a business corporation who is not the record holder may assert dissenters rights with respect to shares held on his behalf and shall be treated as a dissenting shareholder under the terms of this subchapter if he submits to the corporation not later than the time of the assertion of dissenters rights a written consent of the record holder. A beneficial owner may not dissent with respect to some but less than all shares of the same class or series owned by the owner, whether or not the shares so owned by him are registered in his name.


                                       E.2
sec. 1574. NOTICE OF INTENTION TO DISSENT

If the proposed corporate action is submitted to a vote at a meeting of shareholders of a business corporation, any person who wishes to dissent and obtain payment of the fair value of his shares must file with the corporation, prior to the vote, a written notice of intention to demand that he be paid the fair value for his shares if the proposed action is effectuated, must effect no change in the beneficial ownership of his shares from the date of such filing continuously through the effective date of the proposed action and must refrain from voting his shares in approval of such action. A dissenter who fails in any respect shall not acquire any right to payment of the fair value of his shares under this subchapter. Neither a proxy nor a vote against the proposed corporate action shall constitute the written notice required by this section.

sec. 1575. NOTICE TO DEMAND PAYMENT

(A) GENERAL RULE. -- If the proposed corporate action is approved by the required vote at a meeting of shareholders of a business corporation, the corporation shall mail a further notice to all dissenters who gave due notice of intention to demand payment of the fair value of their shares and who refrained from voting in favor of the proposed action. If the proposed corporate action is to be taken without a vote of shareholders, the corporation shall send to all shareholders who are entitled to dissent and demand payment of the fair value of their shares a notice of the adoption of the plan or other corporate action. In either case, the notice shall:

     (1) State where and when a demand for payment must be sent and certificates for certificated shares must be deposited in order to obtain payment.

     (2) Inform holders of uncertificated shares to what extent transfer of shares will be restricted from the time that demand for payment is received.

     (3) Supply a form for demanding payment that includes a request for certification of the date on which the shareholder, or the person on whose behalf the shareholder dissents, acquired beneficial ownership of the shares.

     (4) Be accompanied by a copy of this subchapter.

(B) TIME FOR RECEIPT OF DEMAND FOR PAYMENT. -- The time set for receipt of the demand and deposit of certificated shares shall be not less than 30 days from the mailing of the notice.

sec. 1576. FAILURE TO COMPLY WITH NOTICE TO DEMAND PAYMENT, ETC.

(A) EFFECT OF FAILURE OF SHAREHOLDER TO ACT. -- A shareholder who fails to timely demand payment, or fails (in the case of certificated shares) to timely deposit certificates, as required by a notice pursuant to section 1575 (relating to notice to demand payment) shall not have any right under this subchapter to receive payment of the fair value of his shares.

(B) RESTRICTION ON UNCERTIFICATED SHARES. -- If the shares are not represented by certificates, the business corporation may restrict their transfer from the time of receipt of demand for payment until effectuation of the proposed corporate action or the release of restrictions under the terms of section 1577(a) (relating to failure to effectuate corporate action).

(C) RIGHTS RETAINED BY SHAREHOLDER. -- The dissenter shall retain all other rights of a shareholder until those rights are modified by effectuation of the proposed corporate action.

sec. 1577. RELEASE OF RESTRICTIONS OR PAYMENT FOR SHARES

(A) FAILURE TO EFFECTUATE CORPORATE ACTION. -- Within 60 days after the date set for demanding payment and depositing certificates, if the business corporation has not effectuated the proposed corporate action, it shall return any certificates that have been deposited and release uncertificated shares from any transfer restrictions imposed by reason of the demand for payment.

(B) RENEWAL OF NOTICE TO DEMAND PAYMENT. -- When uncertificated shares have been released from transfer restrictions and deposited certificates have been returned, the corporation may at any later time send a new notice conforming to the requirements of section 1575 (relating to notice to demand payment), with like effect.

(C) PAYMENT OF FAIR VALUE OF SHARES. -- Promptly after effectuation of the proposed corporate action, or upon timely receipt of demand for payment if the corporate action has already been effectuated, the corporation shall either remit to dissenters who have made demand and (if their shares are certificated) have deposited their certificates the amount that the corporation estimates to be the fair value of the shares, or give written notice that no remittance under this section will be made. The remittance or notice shall be accompanied by:

     (1) The closing balance sheet and statement of income of the issuer of the shares held or owned by the dissenter for a fiscal year ending not more than 16 months before the date of remittance or notice together with the latest available interim financial statements.

     (2) A statement of the corporation's estimate of the fair value of the shares.


                                       E.3

     (3) A notice of the right of the dissenter to demand payment or supplemental payment, as the case may be, accompanied by a copy of this subchapter.

(D) FAILURE TO MAKE PAYMENT. -- If the corporation does not remit the amount of its estimate of the fair value of the shares as provided by subsection (c), it shall return any certificates that have been deposited and release uncertificated shares from any transfer restrictions imposed by reason of the demand for payment. The corporation may make a notation on any such certificate or on the records of the corporation relating to any such uncertificated shares that such demand has been made. If shares with respect to which notation has been so made shall be transferred, each new certificate issued therefor or the records relating to any transferred uncertificated shares shall bear a similar notation, together with the name of the original dissenting holder or owner of such shares. A transferee of such shares shall not acquire by such transfer any rights in the corporation other than those that the original dissenter had after making demand for payment of their fair value.

sec. 1578. ESTIMATE BY DISSENTER OF FAIR VALUE OF SHARES

(A) GENERAL RULE. -- If the business corporation gives notice of its estimate of the fair value of the shares, without remitting such amount, or remits payment of its estimate of the fair value of a dissenter's shares as permitted by section 1577(c) (relating to payment of fair value of shares) and the dissenter believes that the amount stated or remitted is less than the fair value of his shares, he may send to the corporation his own estimate of the fair value of the shares, which shall be deemed a demand for payment of the amount or the deficiency.

(B) EFFECT OF FAILURE TO FILE ESTIMATE. -- Where the dissenter does not file his own estimate under subsection (a) within 30 days after the mailing by the corporation of its remittance or notice, the dissenter shall be entitled to no more than the amount stated in the notice or remitted to him by the corporation.

sec. 1579. VALUATION PROCEEDINGS GENERALLY

(A) GENERAL RULE. -- Within 60 days after the latest of:

     (1) effectuation of the proposed corporate action;

     (2) timely receipt of any demands for payment under section 1575 (relating to notice to demand payment); or

     (3) timely receipt of any estimates pursuant to section 1578 (relating to estimate by dissenter of fair value of shares);

     if any demands for payment remain unsettled, the business corporation may file in court an application for relief requesting that the fair value of the shares be determined by the court.

(B) MANDATORY JOINDER OF DISSENTERS. -- All dissenters, wherever residing, whose demands have not been settled shall be made parties to the proceeding as in an action against their shares. A copy of the application shall be served on each such dissenter. If a dissenter is a nonresident, the copy may be served on him in the manner provided or prescribed by or pursuant to 42 Pa.C.S. Ch. 53 (relating to bases of jurisdiction and interstate and international procedure).

(C) JURISDICTION OF THE COURT. -- The jurisdiction of the court shall be plenary and exclusive. The court may appoint an appraiser to receive evidence and recommend a decision on the issue of fair value. The appraiser shall have such power and authority as may be specified in the order of appointment or in any amendment thereof.

(D) MEASURE OF RECOVERY. -- Each dissenter who is made a party shall be entitled to recover the amount by which the fair value of his shares is found to exceed the amount, if any, previously remitted, plus interest.

(E) EFFECT OF CORPORATION'S FAILURE TO FILE APPLICATION. -- If the corporation fails to file an application as provided in subsection (a), any dissenter who made a demand and who has not already settled his claim against the corporation may do so in the name of the corporation at any time within 30 days after the expiration of the 60-day period. If a dissenter does not file an application within the 30-day period, each dissenter entitled to file an application shall be paid the corporation's estimate of the fair value of the shares and no more, and may bring an action to recover any amount not previously remitted.

sec. 1580. COSTS AND EXPENSES OF VALUATION PROCEEDINGS

(A) GENERAL RULE. -- The costs and expenses of any proceeding under section 1579 (relating to valuation proceedings generally), including the reasonable compensation and expenses of the appraiser appointed by the court, shall be determined by the court and assessed against the business corporation except that any part of the costs and expenses may be apportioned and assessed as the court deems appropriate against all or some of the dissenters who are parties and whose action in demanding supplemental payment under section 1578 (relating to estimate by dissenter of fair value of shares) the court finds to be dilatory, obdurate, arbitrary, vexatious or in bad faith.

(B) ASSESSMENT OF COUNSEL FEES AND EXPERT FEES WHERE LACK OF GOOD FAITH APPEARS. -- Fees and expenses of counsel and of experts for the respective parties may be assessed as the court deems appropriate against the corporation and in favor of

                                       E.4
    any or all dissenters if the corporation failed to comply substantially with the requirements of this subchapter and may be assessed against either the corporation or a dissenter, in favor of any other party, if the court finds that the party against whom the fees and expenses are assessed acted in bad faith or in a dilatory, obdurate, arbitrary or vexatious manner in respect to the rights provided by this subchapter.

(C) AWARD OF FEES FOR BENEFITS TO OTHER DISSENTERS. -- If the court finds that the services of counsel for any dissenter were of substantial benefit to other dissenters similarly situated and should not be assessed against the corporation, it may award to those counsel reasonable fees to be paid out of the amounts awarded to the dissenters who were benefited.


                                       E.5

EXHIBIT F

COMPARISON OF ORGANIZATIONAL DOCUMENTS

This chart highlights material differences between the terms of the Declarations of Trust, Articles of Incorporation and By-Laws of: Seligman Municipal Series Trust (a "Seligman Massachusetts Business Trust"), of which each of Seligman Florida Fund and Seligman North Carolina Fund is a series; Seligman Pennsylvania Municipal Fund Series (a "Seligman Pennsylvania Business Trust"); Seligman Municipal Fund Series, Inc. (a "Seligman Maryland Corporation"), of which each of Seligman Colorado Fund, Seligman Georgia Fund, Seligman Louisiana Fund, Seligman Maryland Fund, Seligman Massachusetts Fund, Seligman Michigan Fund, Seligman Missouri Fund, Seligman National Fund, Seligman Ohio Fund, Seligman Oregon Fund and Seligman South Carolina Fund is a series; and Seligman New Jersey Municipal Fund, Inc. (a "Seligman Maryland Corporation").

---------------------------------------------------------------------------------------
SHAREHOLDER LIABILITY
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    The shareholders of a Massachusetts business trust could,
  BUSINESS TRUSTS         under certain circumstances, be held personally liable as
                          partners for its obligations. However, the Declaration of
                          Trust contains express disclaimers of shareholder liability for acts, obligations or affairs of the trust. The
                          Declaration of Trust also provides for indemnification and reimbursement of expenses out of a series' assets for any
                          shareholder held personally liable for obligations of such series. Therefore, the possibility that a shareholder could be held liable would be limited to a situation in which the assets of the applicable series had been exhausted.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     No shareholder will be subject to any personal liability to
BUSINESS TRUSTS           any person in connection with trust property or the acts,
                          obligations or affairs of the trust. The Declaration of Trust also provides for indemnification and reimbursement of
                          expenses out of a series' assets for any shareholder held
                          personally liable for obligations of such series. Therefore, the possibility that a shareholder could be held liable would be limited to a situation in which the assets of the
                          applicable series had been exhausted.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         Under the Maryland General Corporation Law ("MGCL"), a
CORPORATIONS              stockholder of a corporation is not obligated to the
                          corporation or its creditors with respect to the stock,
                          except to the extent that the subscription price or other
                          agreed upon price for the stock has not been paid or
                          liability is otherwise imposed under the MGCL.
---------------------------------------------------------------------------------------
SHAREHOLDER VOTING RIGHTS
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    At all meetings, shareholders of record entitled to vote have
BUSINESS TRUSTS           one vote for each share (and each fractional share shall be entitled to a proportionate fractional vote) standing in his name on the books of the trust on the record date, either in person or by proxy.

                          The shareholders have the power to vote (i) for the election of trustees, (ii) with respect to any investment advisory
                          contract, (iii) with respect to termination of the trust,
                          (iv) with respect to any amendment of the Declaration of
                          Trust, (v) with respect to any merger, consolidation or sale of assets, (vi) with respect to incorporation of the trust,
                          (vii) to the same extent as stockholders of a Massachusetts business corporation as to whether or not a court action,
                          proceeding or claim should or should not be brought or
                          maintained derivatively or as a class action on behalf of the trust or shareholder, and (viii) with respect to such
                          additional matters relating to the trust as required by law, the Declaration of Trust, the By-Laws or any registration of the trust with the SEC (or any successor agency) or any
                          state, or as and when the trustees may consider necessary or desirable.

                          There is no cumulative voting in the election of trustees.

                          On any matter submitted to a vote of shareholders of the
                          trust, all shares entitled to vote will be voted by
                          individual shares, except that (1) when required by the 1940
                          Act, shares will be voted in the aggregate and not by
                          individual series, and (2) when the trustees have determined that the matter affects only the interests of shareholders of a limited number of series, then only the shareholders of
                          such series will be entitled to vote on the matter. Classes within a series shall vote with all other shares of the
                          series except that the trustees may provide that any class shall vote separately as a class as to any matter when (i)
                          required by law, rule or exemptive order, (ii) they determine that such matter affects only the interests of shares of such class or affects the interests of shares of such class in a manner different from that of the other classes or (iii) they otherwise determine that to do so is desirable and in the
                          best interests of the shareholders of such class under the circumstances.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     At all meetings, shareholders of record entitled to vote have
BUSINESS TRUST            one vote for each share (and each fractional share shall be entitled to a proportionate fractional vote) standing in his name on the books of the trust on the record date, either in person or by proxy.

                          The shareholders have the power to vote (i) for the election of trustees, (ii) with respect to any investment advisory
                          contract, (iii) with respect to termination of the trust,
                          (iv) with respect to any amendment of the Declaration of
                          Trust, (v) with respect to any merger, consolidation or sale of assets, (vi) with respect to incorporation of the trust,
                          (vii) to the same extent as stockholders of a Pennsylvania business corporation as to whether or not a court action,
                          proceeding or claim should or should not be brought or
                          maintained derivatively or as a class action on behalf of the trust or shareholder, and (viii) with respect to such
                          additional matters relating to the trust as required by


                                       F.1

---------------------------------------------------------------------------------------
SHAREHOLDER VOTING RIGHTS (CONTINUED)

---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     law, the Declaration of Trust, the By-Laws or any
  BUSINESS TRUST          registration of the trust with the SEC (or any successor
  (CONTINUED)             agency) or any state, or as and when the trustees may
                          consider necessary or desirable.

                          There is no cumulative voting in the election of trustees.

                          On any matter submitted to a vote of shareholders of the
                          trust, all shares entitled to vote will be voted by
                          individual shares, except that (1) when required by the 1940
                          Act, shares will be voted in the aggregate and not by
                          individual series, and (2) when the trustees have determined that the matter affects only the interests of shareholders of a limited number of series, then only the shareholders of
                          such series will be entitled to vote on the matter. Classes within a series shall vote with all other shares of the
                          series except that the trustees may provide that any class shall vote separately as a class as to any matter when (i)
                          required by law, rule or exemptive order, (ii) they determine that such matter affects only the interests of shares of such class or affects the interests of shares of such class in a manner different from that of the other classes or (iii) they otherwise determine that to do so is desirable and in the
                          best interests of the shareholders of such class under the circumstances.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         On each matter submitted to vote of the stockholders, each
CORPORATIONS              holder of a share of any series or class issued by the
                          corporation ("Common Stock") is entitled to one vote for each share standing held irrespective of the series of Common
                          Stock ("Series") and all shares of all Series will vote as a single class ("Single Class Voting"); except, that (a) as to any matter requiring a separate vote of any Series by the
                          1940 Act or would be required under the MGCL, the
                          requirements as to a separate vote by that Series apply in lieu of Single Class Voting as described above; (b) in the event that the separate vote requirements referred to in (a)
                          above apply with respect to one or more Series, then, subject to (c) below, the shares of all other Series will vote as a single class; and (c) as to any matter which does not affect the interest of a particular Series, only the holders of
                          shares of the one or more affected Series will be entitled to vote.

                          Holders of shares of Common Stock of the corporation are not be entitled to cumulative voting in the election of directors or on any other matter.

                          As to any matter with respect to which a separate vote of any class is required by the 1940 Act or by MGCL  (including,
                          without limitation, approval of any plan, agreement or other arrangement relating to expenses), such requirement as to a separate vote by the class applies in lieu of single class voting, and, if permitted by the 1940 Act or any rules,
                          regulations or orders thereunder and MGCL, all classes of a particular Series vote together as a single class on any
                          matter that has the same effect on each class of that Series.
                          As to any matter that does not affect the interest of a
                          particular class, only the holders of shares of the affected class are entitled to vote.
---------------------------------------------------------------------------------------
SHAREHOLDER MEETINGS
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    The Declaration of Trust and By-Laws do not address annual
BUSINESS TRUSTS           shareholder meetings. Regular shareholder meetings are not required for business trusts under the General Laws of
                          Massachusetts.

                          Special or extraordinary meetings of the shareholders may be called by the chairman or a majority of the trustees, and
                          will be called by the secretary upon receipt of the request signed by shareholders holding not less than 25% of the
                          shares issued and outstanding and entitled to vote. The
                          shareholders must send written notice to the secretary and other procedural requirements must be met. The secretary
                          shall inform such shareholders of the reasonably estimated costs of preparing and mailing such notice of meeting and
                          upon payment to the trust of such costs, the secretary shall give notice stating the purpose or purposes of the meeting as required in the Declaration of Trust and By-Law to all
                          shareholders entitled to notice of such meeting. A special meeting may not be called by the request of the holders of shares entitled to cast less than a majority of all votes
                          entitled to be cast at such meeting to consider any matter which is substantially the same as a matter voted upon at any special meeting of shareholders held during the preceding
                          twelve months.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     The Declaration of Trust and By-Laws do not address annual
BUSINESS TRUST            shareholder meetings. Regular shareholder meetings are not required for business trusts under the General Laws of
                          Pennsylvania.

                          Special or extraordinary meetings of the shareholders may be called by the chairman or a majority of the trustees, and
                          will be called by the secretary upon receipt of the request signed by shareholders holding not less than 25% of the
                          shares issued and outstanding and entitled to vote. The
                          shareholders must send written notice to the secretary and other procedural requirements must be met. The secretary
                          shall inform such shareholders of the reasonably estimated costs of preparing and mailing such notice of meeting and
                          upon payment to the trust of such costs, the secretary shall give notice stating the purpose or purposes of the meeting as required in the Declaration of Trust and By-Laws to all
                          shareholders entitled to notice of such meeting. A special meeting may not be called by the request of the holders of shares entitled to cast less than a majority of all votes
                          entitled to be cast at such meeting to consider any matter which is substantially the same as a matter voted upon at any special meeting of shareholders held during the preceding
                          twelve months.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         Regular stockholder meetings are not required, unless
CORPORATIONS              stockholders are required to meet for the purposes of
                          electing directors pursuant to the 1940 Act.


                                       F.2

---------------------------------------------------------------------------------------
SHAREHOLDER MEETINGS (CONTINUED)

---------------------------------------------------------------------------------------

SELIGMAN MARYLAND         The chairman of the board of directors, president, chief
  CORPORATIONS            executive officer or board of directors may call a special
  (CONTINUED)             meeting of the stockholders.

                          The secretary of the Corporation will also call a special
                          meeting of the stockholders on the written request of
                          stockholders entitled to cast not less than a majority of all the votes entitled to be cast at such meeting.  Any
                          stockholder of record seeking to have stockholders request a special meeting must send written notice to the secretary
                          (the "Record Date Request Notice") requesting the Board of
                          Directors to fix a record date to determine the stockholders entitled to request a special meeting (the "Request Record
                          Date").  The Record Date Request Notice must state the
                          purpose of the meeting and the matters proposed to be acted on it, signed by one or more stockholders of record as of the date of signature, bear the date of signature of each such stockholder (or their agent) and state all information that must be disclosed in solicitations of proxies for election of directors in an election contest (even if an election contest is not involved), or is otherwise required, pursuant to
                          Regulation 14A (or any successor provision) under the
                          Securities Exchange Act of 1934, as amended (the "Exchange
                          Act"). Upon receiving the Record Date Request Notice, the
                          Board of Directors may fix a Request Record Date that may not precede and also not be more than ten days after the close of business on the date on which the resolution fixing the
                          Request Record Date is adopted by the Board of Directors.  If the Board of Directors, within ten days after the date on
                          which a valid Record Date Request Notice is received, fails to adopt a resolution fixing the Request Record Date, the
                          Request Record Date shall be the close of business on the
                          tenth day after the first date on which the Record Date
                          Request Notice is received by the secretary.

                          In order for any stockholder to request a special meeting, one or more written requests for a special meeting signed by stockholders of record (or their agents) as of the Request
                          Record Date entitled to cast not less than a majority (the
                          "Special Meeting Percentage") of all of the votes entitled to be cast at such meeting (the "Special Meeting Request") must be delivered to the secretary. Additionally, the Special
                          Meeting Request (a) shall set forth the purpose of the
                          meeting and the matters proposed to be acted on at it (which is limited to the lawful matters set forth in the Record Date
                          Request Notice received by the secretary), (b) shall bear the date of signature of each such stockholder (or such agent)
                          signing the Special Meeting Request, (c) shall set forth the name and address, as they appear in the Corporation's books, of each stockholder signing such request (or on whose behalf the Special Meeting Request is signed) and the class, series and number of all shares of stock of the Corporation which are owned by each such stockholder, and the nominee holder for, and number of, shares owned by such stockholder
                          beneficially but not of record, (d) shall be sent to the
                          secretary by registered mail, return receipt requested, and
                          (e) shall be received by the secretary within 60 days after the Request Record Date. Any stockholder requesting a special stock holder meeting may revoke his, her or its request for a special meeting at any time by written revocation delivered to the secretary.

                          The secretary will inform the requesting stockholders of the reasonably estimated cost of preparing and mailing the notice of meeting (including the corporation's proxy materials). The secretary shall not be required to call a special meeting
                          upon stockholder request and such meeting shall not be held unless, in addition to the aforementioned documents, the
                          secretary receives payment of such reasonably estimated cost prior to the mailing of any notice of the meeting.

                          Any special meeting to be held pursuant to stockholders'
                          request may not be held more than 90 days after the record date for the meeting.
---------------------------------------------------------------------------------------
SHAREHOLDER QUORUM
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    The presence in person or by proxy of the holders of record
BUSINESS TRUSTS           of a majority of the shares of the trust issued and
                          outstanding and entitled to vote constitutes a quorum at all meetings of the shareholders.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     The presence in person or by proxy of the holders of record
BUSINESS TRUST            of a majority of the shares of the trust issued and
                          outstanding and entitled to vote constitutes a quorum at all meetings of the shareholders.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         The presence in person or by proxy of the holders of record
CORPORATIONS              of one-third of the shares of all Series and classes issued and outstanding and entitled to vote  at a meeting constitute a quorum except as otherwise provided by law or the Articles of Incorporation. Where the holders of shares of any Series or class are entitled to vote separately as a class, the
                          presence in person or by proxy of the holders of one-third of the shares of that separate class issued and outstanding and entitled to vote at the meeting constitutes a quorum for that vote.

                          If a quorum is not present or represented at the meeting, the holders of a majority of the shares present in person or by proxy and entitled to vote have the power to adjourn the
                          meeting without notice other than announcement at the
                          meeting, until a quorum is present. If, however, such quorum shall not be present at any meeting of the stockholders, the stockholders or the chairman of the meeting shall have the power to adjourn the meeting from time to time to a date not more than 120 days after the original record date without
                          notice other than announcement at the meeting. At any
                          adjourned meeting at which a quorum may be present, any
                          business may be transacted which might have been transacted at the meeting as originally called.


                                       F.3

---------------------------------------------------------------------------------------
SHAREHOLDER QUORUM (CONTINUED)

---------------------------------------------------------------------------------------

SELIGMAN MARYLAND         The absence from any meeting of stockholders of the number of
  CORPORATIONS            shares in excess of one-third of the shares of all Series and
  (CONTINUED)             classes, or of the affected Series, class or classes, as the case may be, which may be required by the laws of the State of Maryland, the 1940 Act or any other applicable law or the
                          Articles of Incorporation, for action upon any given matter will not prevent action of such meeting upon any other matter or matters which may properly come before the meeting, if
                          there shall be present thereat, in person or by proxy,
                          holders of the number of shares required for action in
                          respect of such other matter or matters. Notwithstanding any provision of law requiring any action to be taken or
                          authorized by the holders of a greater proportion than a
                          majority of the shares of all Series and classes or of the shares of a particular Series, class or classes, as the case may be, entitled to vote thereon, such action will be valid and effective if taken or authorized by the affirmative vote of the holders of a majority of the shares of all Series and classes or of such particular Series, Class or classes, as the case may be, outstanding and entitled to vote thereon.

                          The stockholders present either in person or by proxy, at a meeting which has been duly called and convened, may continue to transact business until adjournment, notwithstanding the withdrawal of enough stockholders to leave less than a
                          quorum.
---------------------------------------------------------------------------------------
SHAREHOLDER CONSENT
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    Except as otherwise provided by law, the Declaration of Trust
BUSINESS TRUSTS           and the By-Laws, any action required or permitted to be taken at any meeting of shareholders may be taken without a meeting if a majority of the shareholders entitled to vote consent to the action in writing and the consents are filed with the
                          records of the trust. The consent will be treated for all
                          purposes as a vote taken at a meeting of shareholders.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     Except as otherwise provided by law, the Declaration of Trust
BUSINESS TRUST            and the By-Laws, any action required or permitted to be taken at any meeting of shareholders may be taken without a meeting if a majority of the shareholders entitled to vote consent to the action in writing and the consents are filed with the
                          records of the trust. The consent will be treated for all
                          purposes as a vote taken at a meeting of shareholders.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         Under the MGCL, if authorized by the charter of the
CORPORATIONS              corporation, the holders of common stock entitled to vote
                          generally in the election of directors may take action or
                          consent to any action by delivering a consent in writing or by electronic transmission of the stockholders entitled to cast not less than the minimum number of votes that would be necessary to authorize or take the action at a stockholders meeting.  The corporation's charter does not authorize such action; therefore, any action required or permitted of
                          stockholders must be taken at a meeting.
---------------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS OF RECORD DATE
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    In general, stockholders entitled to vote at or notice of a
BUSINESS TRUSTS           stockholder meeting must be given written notice of at least
                          10 days and not more than 90 days before the meeting.

                          The trustees may set a record date for the purpose of
                          determining the shareholders entitled to notice of or to vote at a stockholder meeting. The record date cannot be more than
                          90 days or less than 10 days before the date of the meeting.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     In general, stockholders entitled to vote at or notice of a
BUSINESS TRUST            stockholder meeting must be given written notice of at least
                          10 days and not more than 90 days before the meeting.

                          The trustees may set a record date for the purpose of
                          determining the shareholders entitled to notice of or to vote at a stockholder meeting. The record date cannot be more than
                          90 days or less than 10 days before the date of the meeting.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         In general, stockholders entitled to vote at or notice of a
CORPORATIONS              stockholder meeting must be given written notice of at least
                          10 days and not more than 90 days before the meeting. Unless otherwise required by statute, any business may be conducted at the annual meeting without being designated in the notice.
                          No business may be transacted at a special meeting of
                          stockholders except as  specifically designated in the
                          notice.

                          The directors may set a record date for the purpose of
                          determining the stockholders entitled to notice of or to vote at a stockholder meeting. The record date cannot be more than
                          90 days or less than 10 days before the date of the meeting.
                          Instead of fixing a record date, the board of directors may close the stock transfer books for not more than 20 days. If the stock transfer books are closed for this purpose, they must be closed for at least 10 days before the date of the meeting.
---------------------------------------------------------------------------------------
SHAREHOLDER PROXIES
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    Shareholders may vote in person or by proxy.
BUSINESS TRUSTS

                          No proxy is valid eleven months after its date. Pursuant to a resolution of a majority of the trustees, proxies may be
                          solicited in the name of one or more trustees or officers of the trust.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     Shareholders may vote in person or by proxy.
BUSINESS TRUST

                          No proxy is valid eleven months after its date. Pursuant to a resolution of a majority of the trustees, proxies may be
                          solicited in the name of one or more trustees or officers of the trust.


                                       F.4

---------------------------------------------------------------------------------------
SHAREHOLDER PROXIES (CONTINUED)

---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         A stockholder may cast the votes by the stockholder in person
CORPORATIONS              or by proxy executed by the stockholder or by the
                          stockholder's duly authorized agent in any manner permitted or not prohibited by law. The proxy or evidence of
                          authorization of the proxy must be filed with the secretary of the corporation before or at the meeting. No proxy is
                          valid more than eleven months after its date unless otherwise provided in the proxy.
---------------------------------------------------------------------------------------
DIRECTORS' POWER TO AMEND ARTICLES OF INCORPORATION/TRUSTEES' POWER TO AMEND
DECLARATION OF TRUST
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    The trustees may amend the Declaration of Trust without the
BUSINESS TRUSTS           vote or consent of shareholders to change the name of the
                          trust, to supply any omission, to cure, correct or supplement any ambiguous, defective or inconsistent provision  of the
                          Declaration of Trust, to conform the Declaration of Trust to the requirements of, or to reduce or eliminate the payment of taxes by the trust or any series thereof under, applicable federal or state laws or regulations or the requirements of the regulated investment company provisions of the Internal
                          Revenue Code of 1986, as amended, but the trustees will not be liable for failing to do so.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     The trustees may amend the Declaration of Trust without the
BUSINESS TRUST            vote or consent of shareholders to change the name of the
                          trust, to supply any omission, to cure, correct or supplement any ambiguous, defective or inconsistent provision  of the
                          Declaration of Trust, to conform the Declaration of Trust to the requirements of, or to reduce or eliminate the payment of taxes by the trust or any series thereof under, applicable federal or state laws or regulations or the requirements of the regulated investment company provisions of the Internal
                          Revenue Code of 1986, as amended, but the trustees will not be liable for failing to do so.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         The corporation may amend the Articles of Incorporation if a
CORPORATIONS              majority of all the outstanding shares of all classes or the affected class or classes entitled to vote, vote in favor of the amendment, or consent in writing to such amendment.
---------------------------------------------------------------------------------------
TERMINATION OF CORPORATION/TRUST
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    The trust may be terminated:  (i) by the affirmative vote of
BUSINESS TRUSTS           the holders of at least two-thirds of the shares outstanding and entitled to vote at any shareholder meeting, or (ii) by a written instrument, without a meeting, signed by a majority of the trustees and consented to by at least two-thirds of the shares outstanding and entitled to vote, or by another vote established by the trustees with respect to any class or series of shares, or (iii) by the trustees by notice to the shareholders of the trust.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     The trust may be terminated:  (i) by the affirmative vote of
BUSINESS TRUST            the holders of at least two-thirds of the shares outstanding and entitled to vote at any shareholder meeting, or (ii) by a written instrument, without a meeting, signed by a majority of the trustees and consented to by at least two-thirds of the shares outstanding and entitled to vote, or by another vote established by the trustees with respect to any class or series of shares, or (iii) by the trustees by notice to the shareholders of the trust.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         Under the MGCL, a majority of the entire board of directors
CORPORATIONS              of the corporation proposing to dissolve the corporation
                          shall (1) adopt a resolution which declares that dissolution of the corporation is advisable; and (2) direct that the
                          proposed dissolution be submitted for consideration at either an annual or a special meeting of the stockholders. Under the
                          MGCL, unless the corporation's charter provides a lesser
                          proportion of votes, but in no case less than a majority of all votes entitled to be cast on the proposal, the proposed dissolution shall be approved by the stockholders of the
                          corporation by the affirmative vote of two-thirds of all the votes entitled to be cast on the matter. Each Seligman Buying
                          Fund's charter provides that notwithstanding any provision of law requiring any action to be taken or authorized by the
                          holders of a greater proportion than a majority of the shares of all series and classes or of the shares of a particular series, class or classes, as the case may be, entitled to
                          vote thereon, such action shall be valid and effective if
                          taken or authorized by the affirmative vote of the holders of a majority of the shares of all series and classes or of such particular series, class or classes, as the case may be,
                          outstanding and entitled to vote thereon.
---------------------------------------------------------------------------------------
MERGER OR CONSOLIDATION OF TRUST/CORPORATION
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    Any merger, consolidation or sale or exchange of assets of
BUSINESS TRUSTS           the trust requires the affirmative vote of at least two-
                          thirds of shares outstanding and entitled to vote, or by an instrument(s) in writing without a meeting, consented to by the holders of not less than two-thirds of shares outstanding and entitled to vote, or by such other vote as may be
                          established by the trustees with respect to any series or
                          class of shares; provided, however, that, if such merger or consolidation is recommended by the trustees, then a majority shareholder vote shall be sufficient authorization..

                          With respect to any merger or consolidation, all shareholders are entitled to the same appraisal rights as a stockholder of a Massachusetts business corporation. In the event of a
                          merger, consolidation, sale or exchange of assets, appraisal rights will be the exclusive remedy for any dissenting
                          shareholder.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     Any merger, consolidation or sale or exchange of assets of
BUSINESS TRUST            the trust requires the affirmative vote of at least two-
                          thirds of shares outstanding and entitled to vote, or by an instrument(s) in writing without a meeting, consented to by the holders of not less than two-thirds of shares outstanding and entitled to vote, or by such other vote as may be
                          established by the trustees with respect to any series or
                          class of shares; provided, however, that, if such merger or consolidation is recommended by the trustees, then a majority shareholder vote shall be sufficient authorization.


                                       F.5

---------------------------------------------------------------------------------------
MERGER OR CONSOLIDATION OF TRUST/CORPORATION (CONTINUED)

---------------------------------------------------------------------------------------

SELIGMAN PENNSYLVANIA     With respect to any merger or consolidation, all shareholders
  BUSINESS TRUST          are entitled to the same appraisal rights as a stockholder of
  (CONTINUED)             a Pennsylvania business corporation. In the event of a
                          merger, consolidation, sale or exchange of assets, appraisal rights will be the exclusive remedy for any dissenting
                          shareholder.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         Under the MGCL, unless the corporation's charter provides a
CORPORATIONS              lesser proportion of votes, but in no case less than a
                          majority of all votes entitled to be cast on the proposal, any consolidation, merger, share exchange, or transfer
                          requires the affirmative vote of two-thirds of all the votes entitled to be cast on the matter. Each Seligman Buying
                          Fund's charter provides that notwithstanding any provision of law requiring any action to be taken or authorized by the
                          holders of a greater proportion than a majority of the shares of all series and classes or of the shares of a particular series, class or classes, as the case may be, entitled to
                          vote thereon, such action shall be valid and effective if
                          taken or authorized by the affirmative vote of the holders of a majority of the shares of all series and classes or of such particular series, class or classes, as the case may be,
                          outstanding and entitled to vote thereon.

                          A stockholder who has not received payment for his stock in connection with a merger, consolidation, share exchange or transfer may petition a court of equity in the county where the principal office of the corporation is located or where the resident agent of the successor is located, for an
                          appraisal to determine the fair value of the stock.
---------------------------------------------------------------------------------------
REMOVAL OF DIRECTORS/TRUSTEES
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    Any of the trustees may be removed (provided the aggregate
BUSINESS TRUSTS           number of trustees after removal is not less than two) with cause, by the consent of two-thirds of the remaining
                          trustees.

                          Upon the incapacity or death of any trustee, his legal
                          representative must execute and deliver on his behalf all
                          documents demanded by the remaining trustees.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     Any of the trustees may be removed (provided the aggregate
BUSINESS TRUST            number of trustees after removal is not less than two) with cause, by the consent of two-thirds of the remaining
                          trustees.

                          Upon the incapacity or death of any trustee, his legal
                          representative must execute and deliver on his behalf all
                          documents demanded by the remaining trustees.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         Under the MGCL, stockholders of the corporation may remove
CORPORATIONS              any director, with or without cause, by the affirmative vote of a majority of all the votes entitled to be cast generally for the election of directors.
---------------------------------------------------------------------------------------
DIRECTOR/TRUSTEE COMMITTEES
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    The trustees, by the majority vote of all the trustees, may
BUSINESS TRUSTS           appoint from the trustees committees which must consist of at least two trustees and will have and may exercise powers as the trustees may determine in the resolution appointing them.

                          A majority of all the members of any committee may determine its action and fix the time and place of its meetings, unless the trustees otherwise provide. The trustees have power at any time to change the members and powers of any such
                          committee, to fill vacancies and to discharge any such
                          committee.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     The trustees, by the majority vote of all the trustees, may
BUSINESS TRUST            appoint from the trustees committees which must consist of at least two trustees and will have and may exercise powers as the trustees may determine in the resolution appointing them.

                          A majority of all the members of any committee may determine its action and fix the time and place of its meetings, unless the trustees otherwise provide. The trustees have power at any time to change the members and powers of any such
                          committee, to fill vacancies and to discharge any such
                          committee.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         The board of directors may appoint from among its members an
CORPORATIONS              Executive Committee, an Audit Committee, a Board Operations
                          Committee, a Nominating Committee and other committees,
                          composed of one or more directors, to serve at the pleasure of the Board of Directors. Any director may give notice to the board of directors at any time of his or her resignation from any committee on which he or she serves.

                          The board of directors may delegate to committees appointed pursuant to the Articles of Incorporation any of the powers of the board of directors, except as prohibited by law.

                          Any action required or permitted to be taken at any meeting of a committee of the board of directors may be taken without a meeting, if a consent to such action in writing or by
                          electronic transmission is given by each member of the
                          committee and filed with the minutes of proceedings of such committee.

                          Subject to the previous sections, the board of directors has the power at any time to change the membership of any
                          committee, to fill all vacancies, to designate alternate
                          members to replace any absent or disqualified member or to dissolve any such committee. Subject to the power of the
                          board of directors, the members of a committee have the power to fill any vacancies on such committee.



                                       F.6

---------------------------------------------------------------------------------------
DIRECTOR/TRUSTEE COMMITTEES (CONTINUED)

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
DIRECTOR/TRUSTEE LIABILITY
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    No trustee will be subject to any personal liability, other
BUSINESS TRUSTS           than to the trust or its shareholders in connection with the trust property or the affairs of the trust, except for
                          conduct involving bad faith, wilful misfeasance, gross
                          negligence or reckless disregard for his duties.
                          Additionally, no trustee will be liable for any action or
                          failure to act, including the failure to compel a present or former trustee to redress any breach of trust. All persons must look solely to the trust property for satisfaction of claims of any nature arising in connection with the affairs of the trust.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     No trustee will be subject to any personal liability, other
BUSINESS TRUST            than to the trust or its shareholders in connection with the trust property or the affairs of the trust, except for
                          conduct involving bad faith, wilful misfeasance, gross
                          negligence or reckless disregard for his duties.
                          Additionally, no trustee will be liable for any action or
                          failure to act, including the failure to compel a present or former trustee to redress any breach of trust. All persons must look solely to the trust property for satisfaction of claims of any nature arising in connection with the affairs of the trust.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         The Fund's Articles of Incorporation provide that a director
CORPORATIONS              or officer of the corporation will not be liable to the
                          corporation or its stockholders for monetary damages for
                          breach of fiduciary duty as a director or officer, except to the extent such exemption from liability or limitation
                          thereof is not permitted by law (including the 1940 Act).

                          Under the MGCL, the foregoing provision is not effective to eliminate a director's personal liability to the Funds or its shareholders for, among other things, any act or omission of the director that was material to the matter giving rise to a threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative
                          ("Proceeding"), and (1) was committed in bad faith; or (2)
                          was the result of active and deliberate dishonesty; or (ii)
                          the director actually received an improper personal benefit in money, property, or services; or (iii) in the case of any criminal proceeding, the director had reasonable cause to
                          believe that the act or omission was unlawful.

                          Under the MGCL, the charter of a Maryland corporation may
                          include any provision expanding or limiting the liability of its directors to the corporation or its stockholders for
                          money damages, but may not include any provision that
                          restricts or limits the liability of its directors to the
                          corporation or its stockholders: (A) to the extent that it is proved that the person actually received an improper benefit or profit in money, property, or services for the amount of the benefit or profit in money, property, or services
                          actually received; or (B) to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person's action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.
---------------------------------------------------------------------------------------
DIRECTOR/TRUSTEE INDEMNIFICATION
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    A representative of the trust will be indemnified by the
BUSINESS TRUSTS           trust with respect to each proceeding against him or her,
                          except for a proceeding brought by or on behalf of the trust, against expenses (including attorneys' fees), judgments,
                          fines and amounts paid in settlement actually and reasonably incurred by the representative in connection with the
                          proceeding, provided that the representative acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the trust and, with respect to any criminal proceeding, had no reasonable cause to
                          believe his conduct was unlawful. The termination of any
                          proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, does not, of
                          itself, create a presumption that the person did not act in good faith and in a manner in which he reasonably believed to be in or not opposed to the best interests of the trust and, with respect to any criminal proceeding, had reasonable cause to believe that his conduct was unlawful.

                          A representative of the trust will be indemnified by the
                          trust, with respect to each proceeding brought by or on
                          behalf of the trust to obtain a judgment or decree in its
                          favor, against expenses (including attorneys' fees) actually and reasonable incurred by him in connection with the defense or settlement of such proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not
                          opposed to the best interests of the trust; except that no indemnification will be made in respect of any claim, issue, or matter as to which such representative has been adjudged to be liable for negligence or misconduct in the performance of his duty to the trust, unless and only to the extent that the court in which the proceeding was brought, or a court of equity in the county in which the trust has its principal
                          office, despite the adjudication of liability but in view of all circumstances of the case, the representative is fairly and reasonably entitled to indemnity for the expenses which the court considers proper.

                          To the extent that the representative of the trust has been successful on the merits or otherwise in defense of any
                          proceeding referred to in the preceding two paragraphs, or in defense of any claim, issue or matter therein, the trust will indemnify him against all expenses (including attorneys'
                          fees) actually and reasonably incurred by him in connection with the proceeding.

                          Except as provided above, any indemnification under the first two provisions of this section (unless ordered by a court)
                          will be made by the trust only as authorized in the specific case upon a determination that indemnification of the
                          representative of the trust is proper in the circumstances because he has met the applicable standard of conduct set
                          forth in the paragraphs. The determination will be made (1)
                          by the trustees by a majority vote of a quorum consisting of trustees who were not parties to the proceeding, or (2) if a quorum is not obtainable or if a quorum of disinterested
                          trustees so directs, by independent legal counsel in a
                          written opinion, or (3) by the shareholders.


                                       F.7

---------------------------------------------------------------------------------------
DIRECTOR/TRUSTEE INDEMNIFICATION (CONTINUED)

---------------------------------------------------------------------------------------

SELIGMAN MASSACHUSETTS    Expenses (including attorneys' fees) incurred in defending a
  BUSINESS TRUSTS         proceeding may be paid by the trust in advance of the final
  (CONTINUED)             disposition if (1) authorized by the trustees in the specific case, and (2) the trust receives and undertaking by or on
                          behalf of the representative of the trust to repay the
                          advance if it is not ultimately determined that he is
                          entitled to the indemnified by the trust as authorized by the above.

                          The indemnification provided above is not exclusive of any other rights that a representative of the trust or other
                          person may be entitled under any agreement, vote of
                          shareholders or disinterested trustees or otherwise, both as to action in his official capacity and as to action in
                          another capacity while holding the office, and will continue as to a person who has ceased to be a trustee, officer,
                          employee or agent and inure to the benefit of his heirs and personal representatives.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     A representative of the trust will be indemnified by the
BUSINESS TRUST            trust with respect to each proceeding against him or her,
                          except for a proceeding brought by or on behalf of the trust, against expenses (including attorneys' fees), judgments,
                          fines and amounts paid in settlement actually and reasonably incurred by the representative in connection with the
                          proceeding, provided that the representative acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the trust and, with respect to any criminal proceeding, had no reasonable cause to
                          believe his conduct was unlawful. The termination of any
                          proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, does not, of
                          itself, create a presumption that the person did not act in good faith and in a manner in which he reasonably believed to be in or not opposed to the best interests of the trust and, with respect to any criminal proceeding, had reasonable cause to believe that his conduct was unlawful.

                          A representative of the trust will be indemnified by the
                          trust, with respect to each proceeding brought by or on
                          behalf of the trust to obtain a judgment or decree in its
                          favor, against expenses (including attorneys' fees) actually and reasonable incurred by him in connection with the defense or settlement of such proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not
                          opposed to the best interests of the trust; except that no indemnification will be made in respect of any claim, issue, or matter as to which such representative has been adjudged to be liable for negligence or misconduct in the performance of his duty to the trust, unless and only to the extent that the court in which the proceeding was brought, or a court of equity in the county in which the trust has its principal
                          office, despite the adjudication of liability but in view of all circumstances of the case, the representative is fairly and reasonably entitled to indemnity for the expenses which the court considers proper.

                          To the extent that the representative of the trust has been successful on the merits or otherwise in defense of any
                          proceeding referred to in the preceding two paragraphs, or in defense of any claim, issue or matter therein, the trust will indemnify him against all expenses (including attorneys'
                          fees) actually and reasonably incurred by him in connection with the proceeding.

                          Except as provided above, any indemnification under the first two provisions of this section (unless ordered by a court)
                          will be made by the trust only as authorized in the specific case upon a determination that indemnification of the
                          representative of the trust is proper in the circumstances because he has met the applicable standard of conduct set
                          forth in the paragraphs. The determination will be made (1)
                          by the trustees by a majority vote of a quorum consisting of trustees who were not parties to the proceeding, or (2) if a quorum is not obtainable or if a quorum of disinterested
                          trustees so directs, by independent legal counsel in a
                          written opinion, or (3) by the shareholders.

                          Expenses (including attorneys' fees) incurred in defending a proceeding may be paid by the trust in advance of the final disposition if (1) authorized by the trustees in the specific case, and (2) the trust receives and undertaking by or on
                          behalf of the representative of the trust to repay the
                          advance if it is not ultimately determined that he is
                          entitled to the indemnified by the trust as authorized by the above.

                          The indemnification provided above is not exclusive of any other rights that a representative of the trust or other
                          person may be entitled under any agreement, vote of
                          shareholders or disinterested trustees or otherwise, both as to action in his official capacity and as to action in
                          another capacity while holding the office, and will continue as to a person who has ceased to be a trustee, officer,
                          employee or agent and inure to the benefit of his heirs and personal representatives.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         The corporation will indemnify to the fullest extent
CORPORATIONS              permitted by law any person made or threatened to be made a party to any action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that such person is or was a director, officer or employee of the corporation or serves or served at the request of the
                          corporation any other enterprise as a director, officer or employee. To the fullest extent permitted by law, expenses incurred by any such person in defending any such action,
                          suit or proceeding will be paid or reimbursed by the
                          corporation promptly, provided that such person agrees to
                          repay such expenses if it is ultimately determined that such person is not entitled to be indemnified by the corporation.
                          The Articles of Incorporation may not be amended to adversely affect this protection. These provisions do not waive
                          compliance with the Securities Act of 1933 or the 1940 Act or other valid rule, regulation or order of the SEC.


                                       F.8

---------------------------------------------------------------------------------------
DIRECTOR/TRUSTEE INDEMNIFICATION (CONTINUED)

---------------------------------------------------------------------------------------

SELIGMAN MARYLAND         Under the MGCL, a corporation may indemnify a director made a
  CORPORATIONS            party to any Proceeding by reason of service in that capacity
  (CONTINUED)             unless found liable under provisions (1) and (2) under
                          "Director/ Trustee Liability".  Indemnification may be
                          against judgments, penalties, fines, settlements, and
                          reasonable expenses actually incurred by the director in
                          connection with the proceeding. However, if the proceeding was one by or in the right of the corporation,
                          indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

                          The Corporation's By-Laws provide to the maximum extent
                          permitted by Maryland law, as in effect from time to time, the Corporation shall indemnify and, without requiring a
                          preliminary determination of the ultimate entitlement to
                          indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the
                          Corporation, serves or has served as a director, officer,
                          partner or trustee of another corporation, or a real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made, or
                          threatened to be made, a party to the proceeding by reason of his or her service in any such capacity.  The Corporation
                          may, with the approval of its Board of Directors or any duly authorized committee thereof, provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a)
                          or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation.  The termination of any claim, action, suit or other proceeding involving any person, by judgment, settlement (whether with or without court
                          approval) or conviction or upon a plea of guilty or nolo
                          contendere, or its equivalent, shall not create a presumption that such person did not meet the standards of conduct
                          required for indemnification or payment of expenses to be
                          required or permitted under Maryland law, the By-laws or the charter of the Corporation.  Any indemnification or advance of expenses made pursuant to the By-laws shall be subject to applicable requirements of the 1940 Act.  The indemnification and payment of expenses provided in the Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment of expenses may be or may become entitled under any bylaw, regulation,
                          insurance, agreement or otherwise.
---------------------------------------------------------------------------------------
DIVIDENDS
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    The trustees, in their discretion, may distribute
BUSINESS TRUSTS           proportionately among the shareholders any share of the
                          profits, surplus (including paid-in surplus) capital or
                          assets held by the trustees.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     The trustees, in their discretion, may distribute
BUSINESS TRUST            proportionately among the shareholders any share of the
                          profits, surplus (including paid-in surplus) capital or
                          assets held by the trustees.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         The Board of Directors may declare and pay dividends and
CORPORATIONS              distributions from income and capital gains, accrued or
                          unrealized, from the assets belonging to a Series, at such times and in such manner as they may determine in their
                          discretion.

                          Dividends and distributions on shares of a particular class may be paid to the holders of shares of that class at such times, in such manner and from such of the income and capital gains, accrued or realized, from the assets belonging to that class, after providing for actual and accrued liabilities
                          belonging to that class, as the Board of Directors may
                          determine.

                          Dividends and other distributions upon the stock of the
                          corporation may be authorized by the Board of Directors,
                          subject to the provisions of law and the charter of the
                          corporation. Dividends and other distributions may be paid in cash, property or stock of the corporation, subject to the provisions of law and the charter.
---------------------------------------------------------------------------------------
CAPITALIZATION
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    The interest of the beneficiaries will be divided into
BUSINESS TRUSTS           transferrable shares of beneficial interest of $.001 par
                          value. The number of shares of beneficial interest authorized is unlimited.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     The interest of the beneficiaries will be divided into
BUSINESS TRUST            transferrable shares of beneficial interest of $.001 par
                          value. The number of shares of beneficial interest authorized is unlimited.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         The board of directors has power and authority to increase or
CORPORATIONS              decrease the number of shares of stock, series or class of stock, that the corporation has the authority to issue.

                          With respect to Seligman Municipal Fund Series, Inc., the
                          total number of shares of all classes of stock which the
                          corporation has authority to issue is 1,300,000,000 shares of common stock of the par value of $0.001 each, having an
                          aggregate par value of $1,300,000.

                          With respect to Seligman New Jersey Municipal Fund, Inc., the total number of shares of all classes of stock which the
                          corporation has authority to issue is 100,000,000 shares of common stock of the par value of $0.001 each having an
                          aggregate par value of $100,000.


                                       F.9

---------------------------------------------------------------------------------------
NUMBER OF DIRECTORS/TRUSTEES AND VACANCIES
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    There may be no less than two nor more than twenty trustees.
BUSINESS TRUSTS

                          The term of office of a trustee will terminate and a vacancy will occur in the event of the death, resignation, removal, bankruptcy, adjudicated incompetence, or other incapacity to perform the duties of the office of a trustee.

                          In the case of any vacancy of a trustee for any reason other than an increase in the number of trustees, a majority of the remaining trustees, although a majority is less than a
                          quorum, by an affirmative vote, or the sole remaining
                          trustee, may elect a successor to hold office.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     There may be no less than two nor more than twenty trustees.
BUSINESS TRUST

                          The term of office of a trustee will terminate and a vacancy will occur in the event of the death, resignation, removal, bankruptcy, adjudicated incompetence, or other incapacity to perform the duties of the office of a trustee.

                          In the case of any vacancy of a trustee for any reason other than an increase in the number of trustees, a majority of the remaining trustees, although a majority is less than a
                          quorum, by an affirmative vote, or the sole remaining
                          trustee, may elect a successor to hold office.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         The number of directors will never be less than the greater
CORPORATIONS              of three and the minimum number required by the MGCL (one), nor more than 20, and the tenure of a directorship will not be affected by any decrease in the number of directors.

                          Any vacancy occurring in the board of directors for any cause other than by reason of an increase in the number of
                          directors may be filled by a majority of the remaining
                          members of the board of directors, even if such majority is less than a quorum. Any vacancy occurring by reason of an
                          increase in the number of directors may be filled by a
                          majority of the entire board of directors then in office. A director elected by the board of directors to fill a vacancy will be elected to hold office until the next annual meeting of stockholders and until his or her successor is elected and qualifies.
---------------------------------------------------------------------------------------
INDEPENDENT CHAIR OF THE BOARD
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    The Declaration of Trust and By-Laws do not require an
BUSINESS TRUSTS           independent chair of the board of trustees.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     The Declaration of Trust and By-Laws do not require an
BUSINESS TRUST            independent chair of the board of trustees.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         The Articles of Incorporation and By-Laws do not require an
CORPORATIONS              independent chair of the board of directors.
---------------------------------------------------------------------------------------
INSPECTION OF BOOKS AND RECORDS
---------------------------------------------------------------------------------------
SELIGMAN MASSACHUSETTS    The Declaration of Trust and By-Laws do not give shareholders
BUSINESS TRUSTS           any right to inspect the books and records of the trust.
---------------------------------------------------------------------------------------
SELIGMAN PENNSYLVANIA     The Declaration of Trust and By-Laws do not give shareholders
BUSINESS TRUST            any right to inspect the books and records of the trust.
---------------------------------------------------------------------------------------
SELIGMAN MARYLAND         Under the MGCL, any stockholder or his agent may inspect and
CORPORATIONS              copy during usual business hours the corporation's By-laws, minutes of the proceedings of the stockholders, annual
                          statements of affairs, and voting trust agreements on file at the corporation's principal office.

                          In addition, one or more persons who together are and for at least six months have been stockholders of record of at least
                          5 percent of the outstanding stock of any class of the
                          corporation may, in person or by agent, on written request, inspect and copy during usual business hours the
                          corporation's books of account and its stock ledger, present to any officer or resident agent of the corporation a written request for a statement of its affairs, and in the case of any corporation which does not maintain the original or a
                          duplicate stock ledger at its principal office, present to any officer or resident agent of the corporation a written request for a list of its stockholders.

                          The corporation's charter provides that a stockholder with the right, under applicable law, to inspect the corporation's books of account, stock ledger, or other specified documents of the corporation has no right to make an inspection if the board of directors determines that the stockholder has an
                          improper purpose for requesting the inspection.
---------------------------------------------------------------------------------------




                                      F.10

PROXY                                                                      PROXY

                                 SELIGMAN FUNDS
                NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 2, 2009

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS/TRUSTEES OF THE SELIGMAN FUND(S) LISTED BELOW.

The undersigned hereby constitutes and appoints Stephen R. Lewis, Jr., Scott R. Plummer and Christopher O. Petersen, and each of them, as proxies for the undersigned, with full power of substitution and resubstitution, and hereby authorizes said proxies, and each of them, to represent and vote, as designated on the reverse side, all shares of the Seligman Fund(s) listed below held of record by the undersigned on April 3, 2009 at the Joint Special Meeting of Shareholders to be held on June 2, 2009 (the Meeting), and at any adjournment thereof. The undersigned hereby revokes any previous proxies with respect to such shares of the undersigned.

THIS PROXY CARD, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER(S), AND, IN THE DISCRETION OF SUCH PROXIES, UPON ANY AND ALL OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF, INCLUDING, BUT NOT LIMITED TO, PROPOSING AND/OR VOTING ON ADJOURNMENT OF THE MEETING WITH RESPECT TO THE PROPOSAL(S), INCLUDING, BUT NOT LIMITED TO, IN THE EVENT THAT SUFFICIENT VOTES IN FAVOR OF ANY PROPOSAL ARE NOT RECEIVED. IF THIS PROXY CARD IS SIGNED, DATED AND RETURNED WITH NO VOTING INSTRUCTION INDICATED AS TO THE PROPOSAL(S) ON WHICH SHARES REPRESENTED BY THE UNDERSIGNED ARE ENTITLED TO VOTE, SUCH SHARES SHALL BE VOTED FOR THE PROPOSAL(S).

                            VOTE VIA TELEPHONE: 1-866-241-6192
                            VOTE VIA THE INTERNET: WWW.PROXY-DIRECT.COM
                            999 9999 9999 999

                            NOTE: Please sign exactly as your name appears on this Proxy Card and date it. If signing for estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.


                            ----------------------------------------------------
                            Signature


                            ----------------------------------------------------
                            Additional Signature (if held jointly)

                            ----------------------------------------------------
                            Date                                RSF_19831_021109

FUND                                          FUND
----                                          ----
Seligman Colorado Municipal Class             Seligman Florida Municipal Series
Seligman Georgia Municipal Class              Seligman Louisiana Municipal Class
Seligman Maryland Municipal Class             Seligman Massachusetts Municipal Class
Seligman Michigan Municipal Class             Seligman Missouri Municipal Class
Seligman New Jersey Municipal Fund, Inc.      Seligman North Carolina Municipal Series
Seligman Ohio Municipal Class                 Seligman Oregon Municipal Class
Seligman Pennsylvania Municipal Fund Series   Seligman South Carolina Municipal Class

                                 VOTING OPTIONS

           READ YOUR PROXY STATEMENT AND HAVE IT AT HAND WHEN VOTING.

            (GRAPHIC)                    (GRAPHIC)                   (GRAPHIC)                      (GRAPHIC)
      VOTE ON THE INTERNET             VOTE BY PHONE               VOTE BY MAIL                  VOTE IN PERSON
           LOG ON TO:               CALL 1-866-241-6192   VOTE, SIGN AND DATE THIS PROXY   ATTEND SHAREHOLDER MEETING
      WWW.PROXY-DIRECT.COM          FOLLOW THE RECORDED       CARD AND RETURN IN THE             MARQUETTE HOTEL
FOLLOW THE ON-SCREEN INSTRUCTIONS      INSTRUCTIONS            POSTAGE-PAID ENVELOPE            710 MARQUETTE AVE
       AVAILABLE 24 HOURS           AVAILABLE 24 HOURS                                        MINNEAPOLIS, MN 55402
                                                                                                 ON JUNE 2, 2009

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW. THIS PROXY CARD CONTAINS PROPOSALS RELATING TO MULTIPLE FUNDS. IF YOU DO NOT OWN SHARES OF A FUND, "NOT APPLICABLE" IS NOTED UNDER THAT PROPOSAL. YOU ARE ONLY PERMITTED TO VOTE ON PROPOSALS OF FUND(S) FOR WHICH YOU OWN SHARES. IF YOU DO NOT INDICATE YOUR VOTING INSTRUCTION FOR THE PROPOSALS THAT YOU ARE ENTITLED TO VOTE, YOUR PROXY WILL BE VOTED FOR EACH SUCH PROPOSAL THAT YOU ARE ENTITLED TO VOTE.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. EXAMPLE:

[ ] Mark this box to vote FOR ALL Proposals of fund(s) for which you own shares. (No other vote is necessary.)

1. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN COLORADO MUNICIPAL CLASS AND SELIGMAN NATIONAL MUNICIPAL CLASS.

                                                   FOR   AGAINST   ABSTAIN
     Seligman Colorado Municipal Class             [ ]     [ ]       [ ]

2. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN FLORIDA MUNICIPAL SERIES AND SELIGMAN NATIONAL MUNICIPAL CLASS.

                                                   FOR   AGAINST   ABSTAIN
     Seligman Florida Municipal Series             [ ]     [ ]       [ ]

3. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN GEORGIA MUNICIPAL CLASS AND SELIGMAN NATIONAL MUNICIPAL CLASS.

                                                   FOR   AGAINST  ABSTAIN
     Seligman Georgia Municipal Class              [ ]     [ ]       [ ]

4. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN LOUISIANA MUNICIPAL CLASS AND SELIGMAN NATIONAL MUNICIPAL CLASS.

                                                   FOR   AGAINST  ABSTAIN
     Seligman Louisiana Municipal Class            [ ]     [ ]       [ ]

5. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN MARYLAND MUNICIPAL CLASS AND SELIGMAN NATIONAL MUNICIPAL CLASS.

                                                   FOR   AGAINST  ABSTAIN
     Seligman Maryland Municipal Class             [ ]     [ ]       [ ]

6. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN MASSACHUSETTS MUNICIPAL CLASS AND SELIGMAN NATIONAL MUNICIPAL CLASS.

                                                   FOR   AGAINST  ABSTAIN
     Seligman Massachusetts Municipal Class        [ ]     [ ]       [ ]

7. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN MICHIGAN MUNICIPAL CLASS AND SELIGMAN NATIONAL MUNICIPAL CLASS.

                                                   FOR   AGAINST   ABSTAIN
     Seligman Michigan Municipal Class             [ ]     [ ]       [ ]

8. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN MISSOURI MUNICIPAL CLASS AND SELIGMAN NATIONAL MUNICIPAL CLASS.

                                                   FOR   AGAINST  ABSTAIN
     Seligman Missouri Municipal Class             [ ]     [ ]       [ ]

9. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN NEW JERSEY MUNICIPAL FUND, INC. AND SELIGMAN NATIONAL MUNICIPAL CLASS.

                                                   FOR   AGAINST  ABSTAIN
     Seligman New Jersey Municipal Fund, Inc.      [ ]     [ ]       [ ]

10. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN NORTH CAROLINA MUNICIPAL SERIES AND SELIGMAN NATIONAL MUNICIPAL CLASS.

                                                   FOR   AGAINST  ABSTAIN
     Seligman North Carolina Municipal Series      [ ]     [ ]       [ ]

11. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN OHIO MUNICIPAL CLASS AND SELIGMAN NATIONAL MUNICIPAL CLASS.

                                                   FOR   AGAINST   ABSTAIN
     Seligman Ohio Municipal Class                 [ ]     [ ]       [ ]

12. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN OREGON MUNICIPAL CLASS AND SELIGMAN NATIONAL MUNICIPAL CLASS.

                                                   FOR   AGAINST   ABSTAIN
     Seligman Oregon Municipal Class               [ ]     [ ]       [ ]

13. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES AND SELIGMAN NATIONAL MUNICIPAL CLASS.

                                                   FOR   AGAINST   ABSTAIN
     Seligman Pennsylvania Municipal Fund Series   [ ]     [ ]       [ ]

14. TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SELIGMAN SOUTH CAROLINA MUNICIPAL CLASS AND SELIGMAN NATIONAL MUNICIPAL CLASS.

                                                   FOR   AGAINST   ABSTAIN
     Seligman South Carolina Municipal Class       [ ]     [ ]       [ ]

     IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE
         SELIGMAN FUNDS SHAREHOLDER MEETING TO BE HELD ON JUNE 2, 2009.
              THE PROXY STATEMENT FOR THIS MEETING IS AVAILABLE AT HTTPS://WWW.PROXY-DIRECT.COM/RFS19831 EVERY VOTE IS IMPORTANT! PLEASE VOTE
                 TODAY USING ONE OF THE FOUR AVAILABLE OPTIONS!

                                RSF_19831_021109

                      SELIGMAN MUNICIPAL FUND SERIES, INC.
                        Seligman Colorado Municipal Class
                        Seligman Georgia Municipal Class
                       Seligman Louisiana Municipal Class
                        Seligman Maryland Municipal Class
                     Seligman Massachusetts Municipal Class
                        Seligman Michigan Municipal Class
                        Seligman Missouri Municipal Class
                          Seligman Ohio Municipal Class
                         Seligman Oregon Municipal Class
                     Seligman South Carolina Municipal Class
                         SELIGMAN MUNICIPAL SERIES TRUST
                        Seligman Florida Municipal Series
                    Seligman North Carolina Municipal Series
                    SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.
                   SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

                       COMBINED PROXY STATEMENT/PROSPECTUS
                                                                   April 4, 2009

HERE IS A BRIEF OVERVIEW OF THE CHANGES BEING RECOMMENDED FOR YOUR FUND. WE ENCOURAGE YOU TO READ THE FULL TEXT OF THE ENCLOSED COMBINED PROXY STATEMENT/PROSPECTUS.

Q:   WHY AM I BEING ASKED TO VOTE?

Mutual funds are required to get shareholders' approval for certain kinds of changes, like the reorganizations proposed in this combined proxy statement/prospectus.

Q:   IS MY VOTE IMPORTANT?

Absolutely! While the Board of Directors/Trustees (the "Board") of each Fund listed above has reviewed these reorganizations and recommends that you approve them, you have the right to voice your opinion. Until a Fund is sure that a quorum has been reached, it will continue to contact shareholders asking them to vote.

Q:   WHAT AM I BEING ASKED TO VOTE ON?

Shareholders are being asked to vote on the reorganization (a "Reorganization") of one or more Seligman Funds (each a "Selling Fund" and together, the "Selling Funds") into Seligman National Municipal Class (the "Buying Fund"), as noted in the table below:



----------------------------------------------------------------------------------------
                SELLING FUND                                 BUYING FUND
----------------------------------------------------------------------------------------
 Seligman Colorado Municipal Class
---------------------------------------------
 Seligman Florida Municipal Series
---------------------------------------------
 Seligman Georgia Municipal Class
---------------------------------------------
 Seligman Louisiana Municipal Class
---------------------------------------------
 Seligman Maryland Municipal Class
---------------------------------------------
 Seligman Massachusetts Municipal Class
---------------------------------------------
 Seligman Michigan Municipal Class           Seligman National Municipal Class
---------------------------------------------
 Seligman Missouri Municipal Class
---------------------------------------------
 Seligman New Jersey Municipal Fund, Inc.
---------------------------------------------
 Seligman North Carolina Municipal Series
---------------------------------------------
 Seligman Ohio Municipal Class
---------------------------------------------
 Seligman Oregon Municipal Class
---------------------------------------------
 Seligman Pennsylvania Municipal Fund
  Series
---------------------------------------------
 Seligman South Carolina Municipal Class

----------------------------------------------------------------------------------------

If the Reorganization of your Selling Fund is approved by shareholders and the other closing conditions are met, your shares of the Selling Fund will, in effect, be converted into shares of the Buying Fund with the same aggregate net asset value as your Selling Fund shares at the time of the Reorganization. (Selling Funds and the Buying Fund may be individually or collectively referred to as a "Fund" or the "Funds.")

We encourage you to read the full text of the combined proxy statement/prospectus to obtain a more detailed understanding of the issues.

Q:   WHY ARE THE REORGANIZATIONS BEING PROPOSED?

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. and the investment manager of the Funds, recently purchased all of the outstanding capital stock of J. & W. Seligman & Co. Incorporated ("Seligman"), the former investment manager of the Seligman Funds and became the investment manager of the Seligman Funds. In connection with the purchase of Seligman, the RiverSource Group of Funds now includes funds branded "Seligman," in addition to funds branded "RiverSource." RiverSource Investments has proposed that certain Seligman Funds be reorganized into certain other Seligman Funds or RiverSource Funds. The Reorganization of each Selling Fund into the Buying Fund would result in a larger combined fund with similar investment objectives, principal investment strategies and fundamental investment policies (except that Seligman National Municipal Class does not seek income exempt from the income tax of any particular state), which will allow for more focused distribution, potentially increasing sales of and economies of scale in the combined fund.

Q:   IF APPROVED, WHEN WILL THE REORGANIZATIONS HAPPEN?

The Reorganizations will take place as soon as practicable following shareholder approval, and are expected to close before the end of the third quarter of 2009.

Q:   HOW DOES THE BOARD RECOMMEND THAT I VOTE?

After careful consideration, the Board of each Selling Fund recommends that you vote FOR the Reorganization of your Selling Fund.

Q:   HOW DO I VOTE?

You can vote in one of four ways:

-  By telephone

-  By internet

-  By mail with the enclosed proxy card

-  In person at the meeting

Please refer to the enclosed proxy card for the telephone number and internet address.

Q:   WHOM SHOULD I CALL IF I HAVE QUESTIONS?

If you have questions about any of the proposals described in the combined proxy statement/prospectus or about voting procedures, please call the Funds' proxy solicitor, Computershare Fund Services, toll free at (866) 438-8932.

                       STATEMENT OF ADDITIONAL INFORMATION



                      SELIGMAN MUNICIPAL FUND SERIES, INC.

                        Seligman National Municipal Class



                                  APRIL 4, 2009

This Statement of Additional Information (the "SAI") is not a prospectus. It should be read in conjunction with the proxy statement/prospectus, dated the same date as this SAI, which may be obtained by contacting your Fund's proxy solicitor, Computershare Fund Services, toll free at (866) 438-8932.

This SAI relates to the proposed reorganizations (each a "Reorganization") of each Seligman Fund listed below (each a "Selling Fund") into Seligman National Municipal Class (the "Buying Fund"), as noted in the table below:

SELLING FUND                                                                  BUYING FUND
----------------------------------------------------------------------------------------------------
Seligman Colorado Municipal Class ("Seligman Colorado Fund")
-----------------------------------------------------------------
Seligman Florida Municipal Series ("Seligman Florida Fund")
-----------------------------------------------------------------
Seligman Georgia Municipal Class ("Seligman Georgia Fund")
-----------------------------------------------------------------
Seligman Louisiana Municipal Class ("Seligman Louisiana Fund")
-----------------------------------------------------------------
Seligman Maryland Municipal Class ("Seligman Maryland Fund")
-----------------------------------------------------------------
Seligman Massachusetts Municipal Class ("Seligman Massachusetts
  Fund")
-----------------------------------------------------------------  Seligman National Municipal Class
Seligman Michigan Municipal Class ("Seligman Michigan Fund")       ("Seligman National Fund")
-----------------------------------------------------------------
Seligman Missouri Municipal Class ("Seligman Missouri Fund")
-----------------------------------------------------------------
Seligman New Jersey Municipal Fund, Inc. ("Seligman New Jersey
  Fund")
-----------------------------------------------------------------
Seligman North Carolina Municipal Series ("Seligman North
  Carolina Fund")
-----------------------------------------------------------------
Seligman Ohio Municipal Class ("Seligman Ohio Fund")
-----------------------------------------------------------------
Seligman Oregon Municipal Class ("Seligman Oregon Fund")
-----------------------------------------------------------------
Seligman Pennsylvania Municipal Fund Series ("Seligman
  Pennsylvania Fund")
-----------------------------------------------------------------
Seligman South Carolina Municipal Class ("Seligman South Carolina
  Fund")
----------------------------------------------------------------------------------------------------


This SAI incorporates by reference the following described Buying and Selling Fund documents, each of which has been previously filed and accompanies this SAI.

1. The Reports of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Reports to Shareholders of the Selling Funds and the Buying Fund (Seligman Colorado Fund, Seligman Florida Fund, Seligman Georgia Fund, Seligman Louisiana Fund, Seligman Maryland Fund, Seligman Massachusetts Fund, Seligman Michigan Fund, Seligman Missouri Fund, Seligman New Jersey Fund, Seligman North Carolina Fund, Seligman Ohio Fund, Seligman Oregon Fund, Seligman Pennsylvania Fund, Seligman South Carolina Fund and Seligman National Fund), each dated Sept. 30, 2008; and

2. The most recent Statement of Additional Information for Seligman National Fund, dated Feb. 2, 2009.

TABLE OF CONTENTS

SELIGMAN NATIONAL FUND PRO FORMA FINANCIALS
  Introduction to Proposed Fund Reorganizations.................................     3
  Pro Forma Combining Statement of Assets and Liabilities.......................     4
  Pro Forma Combining Statement of Operations...................................     8
  Notes to Pro Forma Financial Statements.......................................    10
  Combined Portfolio of Investments.............................................    12

SELIGMAN NATIONAL FUND (BUYING FUND)

SELIGMAN COLORADO FUND (SELLING FUND)
SELIGMAN FLORIDA FUND (SELLING FUND)
SELIGMAN GEORGIA FUND (SELLING FUND)
SELIGMAN LOUISIANA FUND (SELLING FUND)
SELIGMAN MARYLAND FUND (SELLING FUND)
SELIGMAN MASSACHUSETTS FUND (SELLING FUND)
SELIGMAN MICHIGAN FUND (SELLING FUND)
SELIGMAN MISSOURI FUND (SELLING FUND)
SELIGMAN NEW JERSEY FUND (SELLING FUND)
SELIGMAN NORTH CAROLINA FUND (SELLING FUND)
SELIGMAN OHIO FUND (SELLING FUND)
SELIGMAN OREGON FUND (SELLING FUND)
SELIGMAN PENNSYLVANIA FUND (SELLING FUND)
SELIGMAN SOUTH CAROLINA FUND (SELLING FUND)

INTRODUCTION TO PROPOSED FUND REORGANIZATIONS

Sept. 30, 2008

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the 14 Selling Funds and the Buying Fund (each a "Fund") at and for the 12-month period ending Sept. 30, 2008. These statements have been derived from financial statements prepared for each Fund as of Sept. 30, 2008.

The Buying Fund, Seligman National Fund, primarily invests in long-term municipal bonds of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment-grade at the time of purchase. Each Selling Fund primarily invests in municipal securities of its respective state that are rated investment-grade at the time of purchase and are issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States and the District of Columbia provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the respective state.

Under the proposed Agreement and Plan of Reorganization, share classes of each Selling Fund would be exchanged for corresponding share classes of the Buying Fund as shown below:

SELLING FUND                                                                    BUYING FUND
-------------------------------------------------------------------------------------------
Class A                                                                           Class A
-------------------------------------------------------------------------------------------
Class C                                                                           Class C
-------------------------------------------------------------------------------------------


The pro forma combining statements have been prepared to give effect to the proposed transaction on the historical operations of the accounting survivor, Seligman National Fund, as if the transaction had occurred at the beginning of the fiscal year ending Sept. 30, 2008.

PRO FORMA COMBINING

STATEMENT OF ASSETS AND LIABILITIES


                                                 SELIGMAN       SELIGMAN        SELIGMAN        SELIGMAN        SELIGMAN
                                                 NATIONAL       COLORADO         FLORIDA         GEORGIA        LOUISIANA
                                                   FUND           FUND            FUND            FUND            FUND
SEPT. 30, 2008 (UNAUDITED)                    (BUYING FUND)  (SELLING FUND)  (SELLING FUND)  (SELLING FUND)  (SELLING FUND)
 ASSETS
Investments in securities, at cost             $60,456,691     $29,688,652     $21,389,221     $24,277,647     $25,057,158
Investments in securities, at value            $58,423,721     $29,688,573     $20,961,116     $23,222,772     $23,943,388
Cash (Note 2)                                      218,892         185,617           2,123          74,993         219,852
Accrued interest receivable                        716,888         500,003         476,211         413,655         348,593
Capital shares receivable                          112,104           9,223          14,995             204           1,447
Receivable for investment securities sold               --              --              --              --          45,000
Transfer agency fees receivable (Note 2)                --              --              --              --              --
Receivable from RiverSource Investments, LLC
    (Note 2)                                            --              --              --              --              --
Other receivable (Note 2)                               --              --              --              --              --
Prepaid expenses                                     2,568           1,331             903             998             903
Other assets                                         4,047           1,864           1,366           1,514           2,488
---------------------------------------------------------------------------------------------------------------------------
Total assets                                    59,478,220      30,386,611      21,456,714      23,714,136      24,561,671
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Capital shares payable                             675,625             100          25,005         201,577           1,693
Dividends payable to shareholders                  100,142          42,813          37,092          37,624          34,922
Accrued investment management services fee
    (Note 2)                                        25,018          12,696           6,366          10,169          10,348
Accrued distribution fees (Note 2)                   6,430           2,917           6,136           2,727           2,742
Accrued administrative services fees (Note
    2)                                                  --              --              --              --              --
Other accrued expenses (Note 2)                     40,974          26,124          31,160          25,897          23,027
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  848,189          84,650         105,759         277,994          72,732
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
    stock                                      $58,630,031     $30,301,961     $21,350,955     $23,436,142     $24,488,939
---------------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $0.001 par value (Note 3)     $     8,021     $     4,245     $     3,002     $     3,351     $     3,338
Additional paid-in capital (Notes 2 and 3)      61,552,761      30,081,280      21,827,135      25,136,162      25,166,968
Undistributed net investment income (Note 2)       237,109         141,236          66,331          77,045         101,946
Accumulated net realized gain (loss)            (1,134,890)         75,279        (117,408)       (725,541)        330,457
Unrealized appreciation (depreciation) on
    investments                                 (2,032,970)            (79)       (428,105)     (1,054,875)     (1,113,770)
---------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
    to outstanding capital stock               $58,630,031     $30,301,961     $21,350,955     $23,436,142     $24,488,939
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding
    shares:                  Class A           $56,445,706     $29,305,557     $18,510,298     $22,414,350     $23,484,221
                             Class C           $ 2,184,325     $   996,404     $ 2,840,657     $ 1,021,792     $ 1,004,718
Shares outstanding (Note 3): Class A shares      7,722,375       4,104,547       2,604,408       3,205,494       3,201,284
                             Class C shares        298,753         139,792         398,471         145,684         137,075
Net asset value per share of outstanding
    capital stock:           Class A           $      7.31     $      7.14     $      7.11     $      6.99     $      7.34
                             Class C           $      7.31     $      7.13     $      7.13     $      7.01     $      7.33
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

PRO FORMA COMBINING

                                                  SELIGMAN        SELIGMAN        SELIGMAN        SELIGMAN        SELIGMAN
                                                  MARYLAND      MASSACHUSETTS     MICHIGAN        MISSOURI       NEW JERSEY
                                                    FUND            FUND            FUND            FUND            FUND
SEPT. 30, 2008 (UNAUDITED)                     (SELLING FUND)  (SELLING FUND)  (SELLING FUND)  (SELLING FUND)  (SELLING FUND)
 ASSETS
Investments in securities, at cost               $32,174,877     $56,690,789     $69,176,150     $24,400,177     $28,703,343
Investments in securities, at value              $31,864,427     $58,668,193     $67,175,154     $24,311,713     $28,198,650
Cash (Note 2)                                        261,596          60,774         235,729         331,932          66,497
Accrued interest receivable                          471,046         675,059       1,172,832         345,982         412,939
Capital shares receivable                            278,706          33,230           9,555              --          25,501
Receivable for investment securities sold                 --              --              --              --              --
Transfer agency fees receivable (Note 2)                  --              --              --              --              --
Receivable from RiverSource Investments, LLC
    (Note 2)                                              --              --              --              --              --
Other receivable (Note 2)                                 --              --              --              --              --
Prepaid expenses                                       1,521           2,568           2,805           1,046           1,284
Other assets                                           1,983           3,610           4,442           1,605           1,889
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                      32,879,279      59,443,434      68,600,517      24,992,278      28,706,760
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Capital shares payable                                78,614         170,782         296,885          18,302           4,913
Dividends payable to shareholders                     48,644          93,705         101,866          38,087          38,555
Accrued investment management services fee
    (Note 2)                                          13,739          24,755          29,034          10,556          12,158
Accrued distribution fees (Note 2)                     3,771           6,647           7,030           2,341           7,352
Accrued administrative services fees (Note 2)             --              --              --              --              --
Other accrued expenses (Note 2)                       25,653          39,682          44,761          23,120          37,151
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    170,421         335,571         479,576          92,406         100,129
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
    stock                                        $32,708,858     $59,107,863     $68,120,941     $24,899,872     $28,606,631
-----------------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $0.001 par value (Note 3)       $     4,371     $     7,742     $     8,896     $     3,461     $     4,181
Additional paid-in capital (Notes 2 and 3)        32,862,173      56,543,310      69,542,592      24,835,504      28,880,224
Undistributed net investment income (Note 2)          87,985         282,366         403,020         164,732          92,981
Accumulated net realized gain (loss)                  64,779         297,041         167,429         (15,361)        133,938
Unrealized appreciation (depreciation) on
    investments                                     (310,450)      1,977,404      (2,000,996)        (88,464)       (504,693)
-----------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
    to outstanding capital stock                 $32,708,858     $59,107,863     $68,120,941     $24,899,872     $28,606,631
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding
    shares:                  Class A              $31,192,234     $56,559,895     $66,199,463     $24,490,212     $25,679,630
                             Class C              $ 1,516,624     $ 2,547,968     $ 1,921,478     $   409,660     $ 2,927,001
Shares outstanding (Note 3): Class A                4,168,517       7,407,555       8,645,218       3,403,699       3,758,547
                             Class C                  202,335         333,536         251,251          56,926         421,689
Net asset value per share of outstanding
    capital stock:           Class A              $      7.48     $      7.64     $      7.66     $      7.20     $      6.83
                             Class C              $      7.50     $      7.64     $      7.65     $      7.20     $      6.94
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

PRO FORMA COMBINING

                                                  SELIGMAN        SELIGMAN        SELIGMAN        SELIGMAN        SELIGMAN
                                               NORTH CAROLINA       OHIO           OREGON       PENNSYLVANIA   SOUTH CAROLINA
                                                    FUND            FUND            FUND            FUND            FUND
SEPT. 30, 2008 (UNAUDITED)                     (SELLING FUND)  (SELLING FUND)  (SELLING FUND)  (SELLING FUND)  (SELLING FUND)
 ASSETS
Investments in securities, at cost               $12,276,004     $83,874,886     $44,651,720     $12,996,380     $62,562,612
Investments in securities, at value              $12,534,821     $82,429,327     $44,291,910     $13,283,555     $61,364,217
Cash (Note 2)                                        110,931          51,528         211,020         180,510         351,943
Accrued interest receivable                          165,146       1,337,929         765,034         201,376         914,030
Capital shares receivable                              1,774          47,015              --          11,576           6,971
Receivable for investment securities sold                 --              --              --              --              --
Transfer agency fees receivable (Note 2)                  --              --              --              --              --
Receivable from RiverSource Investments, LLC
    (Note 2)                                              --              --              --              --              --
Other receivable (Note 2)                                 --              --              --              --              --
Prepaid expenses                                         523           3,661           1,902             571           2,425
Other assets                                             783           5,326           2,755             824           3,854
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                      12,813,978      83,874,786      45,272,621      13,678,412      62,643,440
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Capital shares payable                                    50          30,441          40,955             875         131,555
Dividends payable to shareholders                     17,185         117,808          69,442          17,118          96,350
Accrued investment management services fee
    (Note 2)                                           5,383          35,721          18,908           5,740          26,509
Accrued distribution fees (Note 2)                     3,135           7,963           5,406           3,482           8,641
Accrued administrative services fees (Note 2)             --              --              --              --              --
Other accrued expenses (Note 2)                       22,413          50,662          32,015          29,610          40,383
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     48,166         242,595         166,726          56,825         303,438
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital
    stock                                        $12,765,812     $83,632,191     $45,105,895     $13,621,587     $62,340,002
-----------------------------------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $0.001 par value (Note 3)       $     1,721     $    11,232     $     6,140     $     1,840     $     8,302
Additional paid-in capital (Notes 2 and 3)        12,425,866      83,983,672      45,103,686      13,135,690      63,265,046
Undistributed net investment income (Note 2)          63,535         340,426         218,390          71,826         212,713
Accumulated net realized gain (loss)                  15,873         742,420         137,489         125,056          52,336
Unrealized appreciation (depreciation) on
    investments                                      258,817      (1,445,559)       (359,810)        287,175      (1,198,395)
-----------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
    to outstanding capital stock                 $12,765,812     $83,632,191     $45,105,895     $13,621,587     $62,340,002
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding
    shares:                  Class A             $11,901,144     $82,155,550     $42,632,446     $12,467,145     $57,618,969
                             Class C             $   864,668     $ 1,476,641     $ 2,473,449     $ 1,154,442     $ 4,721,033
Shares outstanding (Note 3): Class A               1,603,956      11,035,136       5,803,268       1,684,072       7,673,250
                             Class C                 116,524         197,105         337,031         156,301         628,983
Net asset value per share of outstanding
    capital stock:           Class A             $      7.42     $      7.44     $      7.35     $      7.40     $      7.51
                             Class C             $      7.42     $      7.49     $      7.34     $      7.39     $      7.51
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

PRO FORMA COMBINING

                                                                          SELIGMAN       SELIGMAN
                                                                       NATIONAL FUND  NATIONAL FUND
                                                                         PRO FORMA      PRO FORMA
SEPT. 30, 2008 (UNAUDITED)                                              ADJUSTMENTS      COMBINED
 ASSETS
Investments in securities, at cost                                       $       --    $588,376,307
Investments in securities, at value                                      $       --    $580,361,537
Cash (Note 2)                                                              (197,231)(g)   2,366,706
Accrued interest receivable                                                      --       8,916,723
Capital shares receivable                                                        --         552,301
Receivable for investment securities sold                                        --          45,000
Transfer agency fees receivable (Note 2)                                    758,199(c)      758,199
Receivable from RiverSource Investments, LLC (Note 2)                       378,789(f)      378,789
Other receivable (Note 2)                                                   145,811(e)      145,811
Prepaid expenses                                                                 --          25,009
Other assets                                                                     --          38,350
---------------------------------------------------------------------------------------------------
Total assets                                                              1,085,568     593,588,425
---------------------------------------------------------------------------------------------------

 LIABILITIES
Capital shares payable                                                           --       1,677,372
Dividends payable to shareholders                                                --         891,353
Accrued investment management services fee (Note 2)                          37,649(a)      284,749
Accrued distribution fees (Note 2)                                        1,152,775(b)    1,229,495
Accrued administrative services fees (Note 2)                               530,628(d)      530,628
Other accrued expenses (Note 2)                                            (492,632)(e)          --
---------------------------------------------------------------------------------------------------
Total liabilities                                                         1,228,420       4,613,597
---------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                       $ (142,852)   $588,974,828
---------------------------------------------------------------------------------------------------

 REPRESENTED BY
Capital stock -- $0.001 par value (Note 3)                               $      729    $     80,572
Additional paid-in capital (Notes 2 and 3)                                 (197,960)(g) 594,144,109
Undistributed net investment income (Note 2)                                 54,379       2,616,020
Accumulated net realized gain (loss)                                             --         148,897
Unrealized appreciation (depreciation) on investments                            --      (8,014,770)
---------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital
    stock                                                                $ (142,852)   $588,974,828
---------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares:            Class A          $ (136,048)   $560,920,772
                                                        Class C          $   (6,804)   $ 28,054,056
Shares outstanding (Note 3):                            Class A                  --      76,734,012
                                                        Class C                  --       3,837,704
Net asset value per share of outstanding capital stock: Class A          $       --    $       7.31
                                                        Class C          $       --    $       7.31
---------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

PRO FORMA COMBINING

STATEMENT OF OPERATIONS


                                               SELIGMAN        SELIGMAN         SELIGMAN         SELIGMAN         SELIGMAN
                                               NATIONAL        COLORADO          FLORIDA          GEORGIA         LOUISIANA
                                                 FUND            FUND             FUND             FUND             FUND
YEAR ENDED SEPT. 30, 2008 (UNAUDITED)       (BUYING FUND)   (SELLING FUND)   (SELLING FUND)   (SELLING FUND)   (SELLING FUND)
 INVESTMENT INCOME
Interest                                     $ 2,879,162      $ 1,495,905      $ 1,216,922      $ 1,305,629      $ 1,282,609
-----------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note
  2)                                             304,747          157,069          120,150          130,084          130,634
Distribution fees (Note 2)
     Class A                                      58,758           31,095           52,115           24,881           25,092
     Class C                                      26,272            4,194           30,084           12,126           10,379
Transfer agency fees (Note 2)
     Class A                                     101,708           53,494           31,981           43,845           42,475
     Class C                                       4,520              715            8,810            2,111            1,753
Administrative services fees (Note 2)                 --               --               --               --               --
Compensation of board members                      6,087            4,231            3,872            3,892            3,883
Custodian fees                                    13,834            6,910            5,986            7,160            6,320
Printing and postage                               7,770            4,271            6,465            5,575            3,097
Registration fees (Note 2)                        36,253           10,323           14,001           10,505           11,398
Professional fees (Note 2)                        36,055           32,220           34,174           31,722           26,456
Other                                              6,686            5,022            4,270            4,369            4,376
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                   602,690          309,544          311,908          276,270          265,863
     Expenses waived/reimbursed by
       RiverSource Investments, LLC (Note
       2)                                             --               --          (36,045)              --               --
-----------------------------------------------------------------------------------------------------------------------------
Total net expenses                               602,690          309,544          275,863          276,270          265,863
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                2,276,472        1,186,361          941,059        1,029,359        1,016,746
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on investments           10,099           58,110          (83,501)              --          276,518
Net change in unrealized appreciation
  (depreciation) on investments               (3,631,708)      (1,331,482)      (1,339,901)      (2,129,270)      (1,940,483)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (3,621,609)      (1,273,372)      (1,423,402)      (2,129,270)      (1,663,965)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(1,345,137)     $   (87,011)     $  (482,343)     $(1,099,911)     $  (647,219)
-----------------------------------------------------------------------------------------------------------------------------



                                               SELIGMAN         SELIGMAN         SELIGMAN         SELIGMAN         SELIGMAN
                                               MARYLAND       MASSACHUSETTS      MICHIGAN         MISSOURI        NEW JERSEY
                                                 FUND             FUND             FUND             FUND             FUND
YEAR ENDED SEPT. 30, 2008 (UNAUDITED)       (SELLING FUND)   (SELLING FUND)   (SELLING FUND)   (SELLING FUND)   (SELLING FUND)
 INVESTMENT INCOME
Interest                                      $ 1,563,055      $ 2,992,418      $ 3,724,600      $ 1,248,008      $ 1,617,074
------------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note
  2)                                              168,641          303,090          380,250          131,308          161,913
Distribution fees (Note 2)
     Class A                                       31,998           58,382           74,040           25,927           71,974
     Class C                                       14,729           27,034           23,468            3,785           31,987
Transfer agency fees (Note 2)
     Class A                                       58,405           99,443          128,874           46,370           49,872
     Class C                                        2,606            4,614            4,099              668            9,636
Administrative services fees (Note 2)                  --               --               --               --               --
Compensation of board members                       4,368            6,057            7,028            3,901            4,880
Custodian fees                                      6,543           16,826           19,233            4,602           10,157
Printing and postage                                3,132            6,954            7,601            2,983            7,833
Registration fees (Note 2)                         13,394           13,959           15,431           10,522           20,416
Professional fees (Note 2)                         32,227           40,009           49,203           23,189           53,507
Other                                               4,839            6,704            8,393            4,833            5,592
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                    340,882          583,072          717,620          258,088          427,767
     Expenses waived/reimbursed by
       RiverSource Investments, LLC (Note
       2)                                              --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                340,882          583,072          717,620          258,088          427,767
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 1,222,173        2,409,346        3,006,980          989,920        1,189,307
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on investments            52,142          238,250          146,558          (19,347)         109,355
Net change in unrealized appreciation
  (depreciation) on investments                (1,411,015)      (1,657,012)      (4,244,249)      (1,336,843)      (1,895,489)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (1,358,873)      (1,418,762)      (4,097,691)      (1,356,190)      (1,786,134)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  (136,700)     $   990,584      $(1,090,711)     $  (366,270)     $  (596,827)
------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

PRO FORMA COMBINING

                                              SELIGMAN         SELIGMAN         SELIGMAN         SELIGMAN         SELIGMAN
                                           NORTH CAROLINA        OHIO            OREGON        PENNSYLVANIA    SOUTH CAROLINA
                                                FUND             FUND             FUND             FUND             FUND
YEAR ENDED SEPT. 30, 2008 (UNAUDITED)      (SELLING FUND)   (SELLING FUND)   (SELLING FUND)   (SELLING FUND)   (SELLING FUND)
 INVESTMENT INCOME
Interest                                      $ 638,549       $ 4,091,902      $ 2,289,343       $ 721,544       $ 3,239,895
-----------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note
  2)                                             66,993           456,120          236,911          73,439           330,349
Distribution fees (Note 2)
     Class A                                     31,183            90,035           45,073          38,008            60,371
     Class C                                      9,341            13,674           23,842          10,145            51,995
Transfer agency fees (Note 2)
     Class A                                     20,075           155,732           72,396          23,719            97,561
     Class C                                      3,672             2,349            3,796           3,616             8,277
Administrative services fees (Note 2)                --                --               --              --                --
Compensation of board members                     3,204             7,993            5,222           3,761             6,388
Custodian fees                                    2,304            21,403           12,887           1,620            16,487
Printing and postage                              4,059             8,509            4,744           6,325             6,032
Registration fees (Note 2)                       12,572            16,242           11,891          15,946            13,921
Professional fees (Note 2)                       34,716            49,762           42,364          50,069            43,565
Other                                             3,480             9,594            5,972           3,822             7,571
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                  191,599           831,413          465,098         230,470           642,517
     Expenses waived/reimbursed by
       RiverSource Investments, LLC (Note
       2)                                            --                --               --              --                --
-----------------------------------------------------------------------------------------------------------------------------
Total net expenses                              191,599           831,413          465,098         230,470           642,517
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 446,950         3,260,489        1,824,245         491,074         2,597,378
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on investments          18,829           617,859          116,700          91,753            20,832
Net change in unrealized appreciation
  (depreciation) on investments                (473,577)       (4,760,286)      (2,099,571)       (690,084)       (4,117,624)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (454,748)       (4,142,427)      (1,982,871)       (598,331)       (4,096,792)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  (7,798)      $  (881,938)     $  (158,626)      $(107,257)      $(1,499,414)
-----------------------------------------------------------------------------------------------------------------------------



                                                                         SELIGMAN           SELIGMAN
                                                                      NATIONAL FUND      NATIONAL FUND
                                                                        PRO FORMA          PRO FORMA
YEAR ENDED SEPT. 30, 2008 (UNAUDITED)                                  ADJUSTMENTS          COMBINED
 INVESTMENT INCOME
Interest                                                                $       --        $ 30,306,615
------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees (Note 2)                                37,649(a)        3,189,347
Distribution fees (Note 2)
     Class A                                                             1,152,775(b)        1,871,707
     Class C                                                                    --             293,055
Transfer agency fees (Note 2)
     Class A                                                              (709,693)(c)         316,257
     Class C                                                               (48,506)(c)          12,736
Administrative services fees (Note 2)                                      530,628(d)          530,628
Compensation of board members                                                   --              74,767
Custodian fees                                                                  --             152,272
Printing and postage                                                            --              85,350
Registration fees (Note 2)                                                 (95,261)(e)         131,513
Professional fees (Note 2)                                                (543,182)(e)          36,056
Other                                                                           --              85,523
------------------------------------------------------------------------------------------------------
Total expenses                                                             324,410           6,779,211
     Expenses waived/reimbursed by RiverSource Investments, LLC
       (Note 2)                                                           (378,789)(f)        (414,834)
------------------------------------------------------------------------------------------------------
Total net expenses                                                         (54,379)          6,364,377
------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                             54,379          23,942,238
------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on investments                                         --           1,654,157
Net change in unrealized appreciation (depreciation) on investments             --         (33,058,594)
------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                  --         (31,404,437)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $   54,379        $ (7,462,199)
------------------------------------------------------------------------------------------------------



See accompanying notes to pro forma financial statements.

SELIGMAN NATIONAL FUND (BUYING FUND)

SELIGMAN COLORADO FUND (SELLING FUND)
SELIGMAN FLORIDA FUND (SELLING FUND)
SELIGMAN GEORGIA FUND (SELLING FUND)
SELIGMAN LOUISIANA FUND (SELLING FUND)
SELIGMAN MARYLAND FUND (SELLING FUND)
SELIGMAN MASSACHUSETTS FUND (SELLING FUND)
SELIGMAN MICHIGAN FUND (SELLING FUND)
SELIGMAN MISSOURI FUND (SELLING FUND)
SELIGMAN NEW JERSEY FUND (SELLING FUND)
SELIGMAN NORTH CAROLINA FUND (SELLING FUND)
SELIGMAN OHIO FUND (SELLING FUND)
SELIGMAN OREGON FUND (SELLING FUND)
SELIGMAN PENNSYLVANIA FUND (SELLING FUND)
SELIGMAN SOUTH CAROLINA FUND (SELLING FUND)

NOTES TO PRO FORMA FINANCIAL STATEMENTS
(Unaudited as to Sept. 30, 2008)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the 14 Selling Funds and the Buying Fund (each a "Fund") at and for the 12-month period ending Sept. 30, 2008. These statements have been derived from financial statements prepared for each Fund as of Sept. 30, 2008.

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The primary investments of each Fund are as follows:

The Buying Fund, Seligman National Fund, primarily invests in long-term municipal bonds of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment-grade at the time of purchase. Each Selling Fund primarily invests in municipal securities of its respective state that are rated investment-grade at the time of purchase and are issued by the State, local governments thereof, each of their agencies and authorities, as well as territories and possessions of the United States and the District of Columbia provided that such securities pay interest that is exempt from regular federal income taxes and regular personal income taxes in the respective state.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of each Selling Fund in exchange for Class A and Class C shares of the Buying Fund, Seligman National Fund, under U.S. generally accepted accounting principles. The pro forma statements reflect estimates for the combined Seligman National Fund based on the increased asset level of the Reorganizations and associated economies of scale, adjusted to reflect current fees.

The pro forma combining statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the accounting survivor, Seligman National Fund, as if the transaction had occurred at the beginning of the year presented.

2. PRO FORMA ADJUSTMENTS

(a) To reflect the change in investment management services fee due to the Reorganizations.

(b) To reflect the change in distribution fees due to the Reorganizations.

(c) To reflect the change in transfer agent fees due to the Reorganizations including adjusting for closed account fees for each of the Selling Fund shareholder accounts that will be closed on the system as a result of the Reorganizations.

(d) To reflect the change in administrative services fees due to the Reorganizations.

(e) To reflect the change in other fees due to the Reorganizations.

(f) To adjust the expense reimbursement to reflect the net reduction in fees resulting from the Reorganizations per the agreement by RiverSource Investments, LLC and its affiliates to waive certain fees and absorb certain expenses following the Reorganizations.

(g) Includes the impact of estimated Reorganization costs of $197,231, none of which are recurring expenses.

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A and Class C shares of Seligman National Fund as if the Reorganizations were to have taken place on Sept. 30, 2008. The following table reflects the number of Seligman National Fund shares assumed to be issued to the shareholders of each Selling Fund.

                                                                           CLASS A     CLASS C
-----------------------------------------------------------------------------------------------
Seligman Colorado Fund Issued                                             4,007,887     136,271
Seligman Florida Fund Issued                                              2,531,506     388,497
Seligman Georgia Fund Issued                                              3,065,432     139,743
Seligman Louisiana Fund Issued                                            3,211,750     137,408
Seligman Maryland Fund Issued                                             4,265,913     207,418
Seligman Massachusetts Fund Issued                                        7,735,246     348,468
Seligman Michigan Fund Issued                                             9,053,573     262,787
Seligman Missouri Fund Issued                                             3,349,331      56,026
Seligman New Jersey Fund Issued                                           3,511,998     400,305
Seligman North Carolina Fund Issued                                       1,627,624     118,255
Seligman Ohio Fund Issued                                                11,235,758     201,950
Seligman Oregon Fund Issued                                               5,830,500     338,276
Seligman Pennsylvania Fund Issued                                         1,705,032     157,885
Seligman South Carolina Fund Issued                                       7,880,087     645,662
Seligman National Fund Shares Outstanding                                 7,722,375     298,753
-----------------------------------------------------------------------------------------------
Total Pro Forma Shares Outstanding                                       76,734,012   3,837,704
-----------------------------------------------------------------------------------------------

COMBINED PORTFOLIO OF INVESTMENTS
Seligman National Fund

SEPT. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets) INVESTMENTS IN SECURITIES


 MUNICIPAL BONDS (87.9%)

NAME OF ISSUER AND
TITLE OF ISSUE                  COUPON    PRINCIPAL   PRINCIPAL       PRINCIPAL          VALUE(A)     VALUE(A)      VALUE(A)
                                 RATE      AMOUNT      AMOUNT          AMOUNT

                                                                      SELIGMAN                                      SELIGMAN
                                                                      NATIONAL                                      NATIONAL
                                          SELIGMAN    SELIGMAN          FUND             SELIGMAN     SELIGMAN        FUND
                                          NATIONAL      STATE         PRO FORMA          NATIONAL       STATE       PRO FORMA
                                            FUND        FUNDS         COMBINED             FUND         FUNDS       COMBINED
ALASKA ( -- %)
Alaska Housing
Finance Corporation
Mortgage Revenue     06/01/24      5.75% $  135,000  $       --      $  135,000(b)     $   135,909  $         --  $    135,909

------------------------------------------------------------------------------------------------------------------------------


ARIZONA (0.2%)
Arizona
Transportation
Board
Transportation
Excise Tax Revenue
(Maricopa County
Regional Area Road
Fund)                07/01/25      5.00   1,500,000          --       1,500,000          1,440,660            --     1,440,660
------------------------------------------------------------------------------------------------------------------------------


CALIFORNIA (0.6%)
California State
General Obligation
Bonds                03/01/27      5.50   1,000,000          --       1,000,000          1,000,680            --     1,000,680
East Bay Municipal
Utility District,
CA (Wastewater
System Revenue)      06/01/24      5.00   2,585,000          --       2,585,000          2,510,991            --     2,510,991
                                                                                       ---------------------------------------
Total                                                                                    3,511,671            --     3,511,671
------------------------------------------------------------------------------------------------------------------------------


COLORADO (4.2%)(E)
Colorado
Educational &
Cultural Facilities
Authority Revenue
(University of
Denver Project)      03/01/23      5.38          --   1,000,000       1,000,000(d)              --     1,057,470     1,057,470
Colorado Health
Facilities
Authority Revenue
(Evangelical
Lutheran Good
Samaritan Society
Project)             12/01/25      6.90          --   1,070,000       1,070,000(d)              --     1,183,730     1,183,730
                     12/01/25      6.90          --     680,000         680,000                 --       703,467       703,467
Colorado Health
Facilities
Authority Revenue
(Sisters of Charity
of Leavenworth
Health Services
Corporation)         12/01/25      5.00          --   2,250,000       2,250,000                 --     2,008,485     2,008,485
Colorado State
University
Enterprise System
Revenue              03/01/27      5.00          --   1,250,000       1,250,000                 --     1,190,650     1,190,650
Colorado Water
Resources & Power
Development
Authority (Clean
Water Revenue)       09/01/11      6.88          --      40,000          40,000                 --        40,123        40,123
                     09/01/21      5.00          --      45,000          45,000                 --        45,119        45,119
                     09/01/21      5.00          --   1,560,000       1,560,000(d)              --     1,646,814     1,646,814
Denver, CO City &
County Certificates
of Participation     12/01/25      5.50          --   2,000,000       2,000,000(d)              --     2,138,480     2,138,480
Denver, CO City &
County General
Obligation Bonds
(Justice System
Facilities & Zoo
Bonds)               08/01/21      5.00          --     400,000         400,000                 --       401,120       401,120
                     08/01/25      5.00          --   1,000,000       1,000,000                 --       977,670       977,670
Denver, CO City &
County School
District General
Obligation Bonds     12/01/23      5.00          --   1,075,000       1,075,000(d)              --     1,118,516     1,118,516
Douglas County, CO
School District
General Obligation
Bonds (Douglas &
Elbert Counties)     12/15/23      5.00          --   1,250,000       1,250,000                 --     1,216,163     1,216,163
Jefferson County,
CO Open Space Sales
Tax Revenue          11/01/19      5.00          --   2,250,000       2,250,000                 --     2,253,915     2,253,915
Platt River Power
Authority, CO Power
Revenue              06/01/18      5.00          --   1,000,000       1,000,000                 --     1,025,770     1,025,770
Regional
Transportation
District, CO Sales
Tax Revenue          11/01/24      5.00          --   1,750,000       1,750,000(d)              --     1,872,115     1,872,115
                     11/01/24      5.25          --   1,000,000       1,000,000                 --       995,650       995,650
University of
Colorado Enterprise
System Revenue       06/01/23      5.00          --   1,000,000       1,000,000                 --       968,610       968,610
                     06/01/28      5.13          --   1,750,000       1,750,000(d)              --     1,876,892     1,876,892
University of
Colorado Hospital
Authority Revenue    11/15/22      5.25          --   1,000,000       1,000,000                 --       943,710       943,710
Westminster, CO
Special Purpose
Sales & Use Tax
Revenue (Post
Project)             12/01/23      5.00          --   1,240,000       1,240,000                 --     1,200,209     1,200,209
                                                                                       ---------------------------------------
Total                                                                                           --    24,864,678    24,864,678
------------------------------------------------------------------------------------------------------------------------------


FLORIDA (3.5%)
Broward County, FL
Airport System
Revenue              10/01/26      5.25          --   2,000,000(f)    2,000,000(b)              --     1,716,120     1,716,120
Escambia County, FL
Health Facilities
Authority Revenue
(Ascension Health
Credit Group)        11/15/31      6.00          --   1,750,000(f)    1,750,000(d)              --     1,831,078     1,831,078
Florida Housing
Finance Corporation
Revenue (Homeowner
Mortgage)            01/01/32      5.95          --     320,000(f)      320,000(b)              --       301,558       301,558
Florida Ports
Financing
Commission Revenue
(State
Transportation
Trust Fund)          06/01/27      5.38          --   2,500,000(f)    2,500,000(b)              --     2,177,425     2,177,425

 MUNICIPAL BONDS (CONTINUED)

NAME OF ISSUER AND
TITLE OF ISSUE                  COUPON    PRINCIPAL   PRINCIPAL       PRINCIPAL          VALUE(A)     VALUE(A)      VALUE(A)
                                 RATE      AMOUNT      AMOUNT          AMOUNT

                                                                      SELIGMAN                                      SELIGMAN
                                                                      NATIONAL                                      NATIONAL
                                          SELIGMAN    SELIGMAN          FUND             SELIGMAN     SELIGMAN        FUND
                                          NATIONAL      STATE         PRO FORMA          NATIONAL       STATE       PRO FORMA
                                            FUND        FUNDS         COMBINED             FUND         FUNDS       COMBINED
FLORIDA (CONT.)
Marion County, FL
Hospital District
Health System
Revenue (Munroe
Regional Health
System)              10/01/24      5.63% $       --  $1,990,000(f)   $1,990,000(d)     $        --  $  2,072,844  $  2,072,844
                     10/01/24      5.63          --      10,000(f)       10,000                 --        10,309        10,309
                     10/01/29      5.00          --   1,000,000(f)    1,000,000                 --       842,550       842,550
Ocala, FL Utility
Systems Revenue      10/01/24      5.00          --   1,000,000(f)    1,000,000                 --       938,130       938,130
Orange County, FL
Health Facilities
Authority Hospital
Revenue (Adventist
Health
System/Sunbelt
Obligation Group)    11/15/20      6.38          --   1,750,000(f)    1,750,000(d)              --     1,892,537     1,892,537
Orange County, FL
Health Facilities
Authority Hospital
Revenue (Orlando
Regional Healthcare
System)              10/01/35      5.25   1,000,000          --       1,000,000            840,770            --       840,770
Pinellas County, FL
Health Facilities
Authority Revenue
(Baycare Health
System)              11/15/33      5.50          --   2,000,000(f)    2,000,000(d)              --     2,173,360     2,173,360
Polk County, FL
Constitutional Fuel
Tax Revenue          12/01/20      5.00          --   1,040,000(f)    1,040,000                 --     1,019,876     1,019,876
Reedy Creek, FL
Improvement
District Utilities
Revenue              10/01/19      5.13          --     230,000(f)      230,000                 --       230,009       230,009
South Florida Water
Management District
(Certificates of
Participation)       10/01/26      5.00   1,400,000          --       1,400,000          1,314,558            --     1,314,558
South Florida Water
Management District
Certificates of
Participations
Revenue (Master
Lease Purchase
Agreement)           10/01/26      5.00          --     600,000(f)      600,000                 --       563,382       563,382
St. Johns County,
FL Transport
Improvement Revenue  10/01/26      5.00          --   1,000,000(f)    1,000,000                 --       936,810       936,810
Tampa Bay, FL
Regional Water
Supply Utility
System Authority
Revenue              10/01/29      5.75          --   1,750,000(f)    1,750,000(d)              --     1,886,168     1,886,168
                                                                                       ---------------------------------------
Total                                                                                    2,155,328    18,592,156    20,747,484
------------------------------------------------------------------------------------------------------------------------------


GEORGIA (3.5%)(G)
Atlanta, GA Airport
Revenue              01/01/30      5.63          --   2,000,000       2,000,000(b)              --     1,772,400     1,772,400
Atlanta, GA Water &
Wastewater Revenue   11/01/25      5.75          --   1,000,000       1,000,000                 --     1,002,100     1,002,100
Augusta, GA Water &
Sewer Revenue        10/01/22      5.00          --     500,000         500,000                 --       490,385       490,385
Barnesville-Lamar
County, GA
Industrial
Development
Authority Revenue
(Gordon College
Properties
Foundation)          08/01/25      5.00          --   1,250,000       1,250,000                 --     1,101,650     1,101,650
Cartersville, GA
Development
Authority Revenue
Water & Wastewater
Facilities
(Anheuser-Busch)     11/01/10      7.40          --   1,000,000       1,000,000(b)              --     1,050,020     1,050,020
                     02/01/32      5.95          --   1,250,000       1,250,000(b)              --     1,125,088     1,125,088
Fulton County, GA
Development
Authority Revenue
(Georgia Technology
Athletic
Association)         10/01/32      5.13          --   1,270,000       1,270,000                 --     1,202,106     1,202,106
Georgia Housing &
Finance Authority
Revenue (Single
Family Mortgage)     06/01/29      5.20          --   1,615,000       1,615,000(b)              --     1,399,381     1,399,381
Georgia State
General Obligation
Bonds                07/01/17      5.50          --   1,500,000       1,500,000                 --     1,595,595     1,595,595
Gwinnett County, GA
Hospital Authority
General Obligation
Bonds (Gwinnett
Hospital System,
Incorporated
Project)             10/01/29      5.00          --   1,250,000       1,250,000                 --     1,133,700     1,133,700
Gwinnett County, GA
School District
General Obligation
Bonds                02/01/12      6.40          --   1,000,000       1,000,000                 --     1,102,910     1,102,910
Henry County, GA
School District
General Obligation
Bonds                08/01/11      6.45          --   1,040,000       1,040,000                 --     1,103,461     1,103,461
Hospital Authority
of Valdosta &
Lowndes County, GA
Revenue
Certificates (South
Georgia Medical
Center Project)      10/01/27      5.25          --   1,250,000       1,250,000                 --     1,140,587     1,140,587
Metropolitan
Atlanta Rapid
Transit Authority,
GA Sales Tax
Revenue              07/01/18      6.25          --     500,000         500,000                 --       552,845       552,845
                     07/01/26      5.25          --   1,000,000       1,000,000                 --       977,340       977,340
Private Colleges &
Universities
Authority Revenue
GA (Mercer
University Project)  11/01/15      6.50          --   1,500,000       1,500,000(c)              --     1,693,950     1,693,950
Savannah, GA
Economic
Development
Authority Pollution
Control Revenue
(International
Paper Company
Projects)            05/01/21      4.95          --   1,250,000       1,250,000                 --     1,029,787     1,029,787
Upper Oconee Basin
Water Authority, GA
Revenue              07/01/24      5.00          --   1,000,000       1,000,000                 --       965,040       965,040
                                                                                       ---------------------------------------
Total                                                                                           --    20,438,345    20,438,345
------------------------------------------------------------------------------------------------------------------------------


ILLINOIS (0.2%)
Cook County, IL
General Obligation
Bonds                11/15/22      5.00   1,000,000          --       1,000,000            978,440            --       978,440
------------------------------------------------------------------------------------------------------------------------------


LOUISIANA (3.2%)(H)
Baton Rouge, LA
Public Improvement
Sales Tax Revenue    08/01/24      5.00          --     900,000         900,000                 --       871,244       871,244
Calcasieu Parish,
LA Industrial
Development Board
(Conoco
Incorporated
Project)             12/01/26      5.75          --   2,500,000       2,500,000(b)              --     2,399,150     2,399,150
East Baton Rouge
Parish, LA Mortgage
Finance Authority
(Single Family
Mortgage Revenue)    10/01/25      5.40          --     470,000         470,000                 --       459,777       459,777

 MUNICIPAL BONDS (CONTINUED)

NAME OF ISSUER AND
TITLE OF ISSUE                  COUPON    PRINCIPAL   PRINCIPAL       PRINCIPAL          VALUE(A)     VALUE(A)      VALUE(A)
                                 RATE      AMOUNT      AMOUNT          AMOUNT

                                                                      SELIGMAN                                      SELIGMAN
                                                                      NATIONAL                                      NATIONAL
                                          SELIGMAN    SELIGMAN          FUND             SELIGMAN     SELIGMAN        FUND
                                          NATIONAL      STATE         PRO FORMA          NATIONAL       STATE       PRO FORMA
                                            FUND        FUNDS         COMBINED             FUND         FUNDS       COMBINED
LOUISIANA (CONT.)
Jefferson Parish,
LA Hospital Service
District Revenue     07/01/28      5.00% $       --  $1,000,000      $1,000,000        $        --  $    922,020  $    922,020
Jefferson Parish,
LA Special Sales
Tax Revenue          12/01/20      5.25          --   1,000,000       1,000,000                 --     1,010,370     1,010,370
Lafayette Parish,
LA School Board
Public School
Revenue              04/01/19      5.00          --   1,000,000       1,000,000                 --     1,014,550     1,014,550
Lafayette, LA
Public Improvement
Sales Tax Revenue    05/01/21      5.00          --   1,000,000       1,000,000                 --       988,650       988,650
Louisiana Housing
Finance Agency
Single Family
Mortgage Revenue
(Home Ownership
Program)             12/01/23      4.88          --   1,045,000       1,045,000                 --       980,356       980,356
Louisiana Public
Facilities
Authority Revenue
(Hurricane Recovery
Program)             06/01/20      5.00          --   1,000,000       1,000,000                 --       960,520       960,520
Louisiana Public
Facilities
Authority Revenue
(Tulane University
of Louisiana
Project)             02/15/26      5.00          --   1,000,000       1,000,000                 --       940,180       940,180
Louisiana State
University
Agricultural &
Mechanical College
Auxiliary Revenue    07/01/27      5.00          --   1,000,000       1,000,000                 --       936,310       936,310
New Orleans, LA
Public Improvement
General Obligation
Bonds                12/01/31      5.35          --   2,250,000       2,250,000                 --     1,991,610     1,991,610
Ouachita Parish, LA
Hospital Service
District Revenue
(Glenwood Regional
Medical Center)      05/15/21      5.75          --   2,500,000       2,500,000(d)              --     2,625,900     2,625,900
Port of New
Orleans, LA Port
Facility Revenue     04/01/32      5.00          --   1,250,000       1,250,000(b)              --     1,021,800     1,021,800
St. Tammany Parish
Wide School
District No. 12, LA  03/01/23      4.50          --   1,000,000       1,000,000                 --       904,530       904,530
Sulphur, LA Housing
& Mortgage Finance
Trust (Residential
Mortgage Revenue)    12/01/10      7.25          --   1,030,000       1,030,000(c)              --     1,088,371     1,088,371
                                                                                       ---------------------------------------
Total                                                                                           --    19,115,338    19,115,338
------------------------------------------------------------------------------------------------------------------------------


MARYLAND (4.9%)
Anne Arundel
County, MD Special
Obligation Bonds
(Arundel Mills
Project)             07/01/24      5.13          --   1,205,000(i)    1,205,000                 --     1,195,264     1,195,264
Baltimore County,
MD Consolidated
Public Improvement
General Obligation
Bonds                09/01/14      5.00          --   1,500,000(i)    1,500,000                 --     1,611,510     1,611,510
Baltimore County,
MD Revenue
(Catholic Health
Initiatives)         09/01/26      5.00          --   1,500,000(i)    1,500,000                 --     1,357,995     1,357,995
Baltimore, MD Port
Facilities Revenue
(Consolidated Coal
Sales Company
Project)             10/01/11      6.50          --   2,500,000(i)    2,500,000                 --     2,502,875     2,502,875
Baltimore, MD
Project Revenue
(Water Projects)     07/01/26      5.50          --   2,000,000(i)    2,000,000(d)              --     2,161,340     2,161,340
Baltimore, MD
Wastewater Projects
Revenue              07/01/42      5.13          --   2,000,000(i)    2,000,000                 --     1,854,780     1,854,780
Howard County, MD
Consolidated Public
Improvement General
Obligation Bonds     08/15/20      5.00          --   1,000,000(i)    1,000,000(d)              --     1,064,890     1,064,890
Maryland Department
of Transportation
Project
Certificates of
Participation (Mass
Transit
Administration
Project)             10/15/25      5.50          --   2,375,000(i)    2,375,000(b)              --     2,182,767     2,182,767
Maryland Health &
Higher Education
Facilities
Authority Revenue
(Anne Arundel
Medical Center)      07/01/28      5.13          --   1,500,000(i)    1,500,000                 --     1,420,515     1,420,515
Maryland Health &
Higher Education
Facilities
Authority Revenue
(Carroll County
General Hospital)    07/01/37      6.00          --   2,250,000(i)    2,250,000                 --     2,104,155     2,104,155
Maryland Health &
Higher Education
Facilities
Authority Revenue
(Johns Hopkins
University)          07/01/41      5.00          --   2,000,000(i)    2,000,000                 --     1,848,760     1,848,760
Maryland State
General Obligation
Bonds (Capital
Improvements)        03/01/27      5.25   2,500,000          --       2,500,000          2,695,500            --     2,695,500
Montgomery County,
MD General
Obligation Bonds     02/01/17      5.00          --   1,500,000(i)    1,500,000(d)              --     1,601,175     1,601,175
Morgan State
University, MD
Academic &
Auxiliary
Facilities Fees
Revenue              07/01/32      5.00          --     450,000(i)      450,000                 --       415,841       415,841
Prince George's
County, MD
Consolidated Public
Improvement General
Obligation Bonds     10/01/19      5.00          --   2,000,000(i)    2,000,000(d)              --     2,141,320     2,141,320
University System
of Maryland
Auxiliary Facility
& Tuition Revenue    04/01/13      5.00          --   1,000,000(i)    1,000,000                 --     1,064,350     1,064,350
Washington Suburban
Sanitation
District, MD (Water
Supply Bonds)        06/01/18      5.00          --   1,500,000(i)    1,500,000                 --     1,551,435     1,551,435
                                                                                       ---------------------------------------
Total                                                                                    2,695,500    26,078,972    28,774,472
------------------------------------------------------------------------------------------------------------------------------


MASSACHUSETTS
(7.6%)
Boston, MA General
Obligation Bonds     03/01/22      5.00   2,335,000   2,330,000(j)    4,665,000          2,348,940     2,343,910     4,692,850
Boston, MA Water &
Sewer Commission
General Revenue      11/01/19      5.25          --   4,000,000(j)    4,000,000                 --     4,241,480     4,241,480
Martha's Vineyard,
MA Land Bank
Revenue              05/01/32      5.00          --   3,000,000(j)    3,000,000                 --     2,903,010     2,903,010
Massachusetts Bay
Transportation
Authority Revenue    07/01/24      5.00          --   1,000,000(j)    1,000,000                 --       977,540       977,540
Massachusetts
Development Finance
Agency Revenue
(Massachusetts
College of Pharmacy
& Allied Health
Sciences)            07/01/33      5.75          --     500,000(j)      500,000(d)              --       554,700       554,700

 MUNICIPAL BONDS (CONTINUED)

NAME OF ISSUER AND
TITLE OF ISSUE                  COUPON    PRINCIPAL   PRINCIPAL       PRINCIPAL          VALUE(A)     VALUE(A)      VALUE(A)
                                 RATE      AMOUNT      AMOUNT          AMOUNT

                                                                      SELIGMAN                                      SELIGMAN
                                                                      NATIONAL                                      NATIONAL
                                          SELIGMAN    SELIGMAN          FUND             SELIGMAN     SELIGMAN        FUND
                                          NATIONAL      STATE         PRO FORMA          NATIONAL       STATE       PRO FORMA
                                            FUND        FUNDS         COMBINED             FUND         FUNDS       COMBINED
MASSACHUSETTS (CONT.)
Massachusetts
Health &
Educational
Facilities
Authority Revenue
(Berklee College of
Music)               10/01/21      5.00% $       --  $1,500,000(j)   $1,500,000        $        --  $  1,448,940  $  1,448,940
Massachusetts
Health &
Educational
Facilities
Authority Revenue
(Harvard
University)          07/01/35      6.00          --   4,000,000(j)    4,000,000(d)              --     4,274,600     4,274,600
Massachusetts
Health &
Educational
Facilities
Authority Revenue
(Partners
Healthcare System)   07/01/24      5.38          --   4,890,000(j)    4,890,000                 --     4,881,834     4,881,834
Massachusetts
Health &
Educational
Facilities
Authority Revenue
(South Shore
Hospital)            07/01/29      5.75          --   1,845,000(j)    1,845,000                 --     1,704,116     1,704,116
Massachusetts
Housing Finance
Agency Revenue
(Rental Housing
Mortgage)            07/01/30      5.50          --   2,140,000(j)    2,140,000(b)              --     2,156,392     2,156,392
Massachusetts
Housing Finance
Agency Single
Family Housing
Revenue              12/01/28      5.13          --   1,000,000(j)    1,000,000                 --       931,510       931,510
Massachusetts State
Consolidated Loan
General Obligation
Bonds                02/01/20      5.88          --   2,500,000(j)    2,500,000(d)              --     2,636,075     2,636,075
Massachusetts State
School Building
Authority Dedicated
Sales Tax Revenue    08/15/23      5.00   3,000,000   2,000,000(j)    5,000,000          2,978,070     1,985,380     4,963,450
Massachusetts Water
Pollution Abatement
Trust Pool Program   08/01/29      5.50          --   1,000,000(j)    1,000,000                 --     1,002,340     1,002,340
Massachusetts Water
Resources Authority
Revenue              08/01/39      5.75          --   4,500,000(j)    4,500,000(d)              --     4,754,655     4,754,655
Route 3 North
Transportation
Improvement
Association, MA
Lease Revenue        06/15/33      5.38          --   2,500,000(j)    2,500,000(d)              --     2,618,475     2,618,475
                                                                                       ---------------------------------------
Total                                                                                    5,327,010    39,414,957    44,741,967
------------------------------------------------------------------------------------------------------------------------------


MICHIGAN (9.9%)(K)
Board of Regents of
Eastern Michigan
University General
Revenue              06/01/30      5.63          --   1,280,000       1,280,000(d)              --     1,342,502     1,342,502
Canton Charter
Township, MI
General Obligation
Bonds                04/01/21      5.00          --     530,000         530,000                 --       525,771       525,771
Capital Region
Airport Authority,
MI Airport Revenue   07/01/21      5.25          --   2,000,000       2,000,000(b)              --     1,790,100     1,790,100
Detroit, MI Sewage
Disposal System
Revenue (Senior
Lien)                07/01/23      5.25          --   3,000,000       3,000,000                 --     2,898,150     2,898,150
Detroit, MI Water
Supply System
Revenue              07/01/12      6.25          --   1,170,000       1,170,000(c)              --     1,238,375     1,238,375
                     07/01/27      5.00          --   1,290,000       1,290,000                 --     1,176,983     1,176,983
Forest Hills, MI
Public Schools
General Obligation
Bonds                05/01/21      5.50          --   3,000,000       3,000,000(d)              --     3,137,790     3,137,790
Grand Traverse
County, MI Hospital
Finance Authority
Revenue (Munson
Healthcare
Obligated Group)     07/01/28      5.00          --     110,000         110,000                 --       102,536       102,536
Kalamazoo, MI
Public Schools
(School Building &
Site Bonds)          05/01/24      5.00          --   1,285,000       1,285,000                 --     1,239,113     1,239,113
Michigan
Comprehensive
Transportation
Revenue              05/15/22      5.25          --   2,000,000       2,000,000                 --     2,026,340     2,026,340
                     05/15/24      5.00          --   2,000,000       2,000,000                 --     1,928,420     1,928,420
Michigan Hospital
Finance Authority
Revenue (Sparrow
Obligated Group)     11/15/26      5.00          --   3,000,000       3,000,000                 --     2,683,230     2,683,230
Michigan Municipal
Bond Authority
State Revolving
Fund Revenue
(Drinking Water
Bonds)               10/01/22      5.00          --   3,850,000       3,850,000                 --     3,842,300     3,842,300
Michigan Public
Power Agency
Revenue (Belle
River Project)       01/01/17      5.25          --   1,500,000       1,500,000                 --     1,582,020     1,582,020
                     01/01/18      5.25          --   1,150,000       1,150,000                 --     1,202,199     1,202,199
Michigan State &
Redevco,
Incorporated
Certificates of
Participation        06/01/27      5.50          --   1,000,000       1,000,000(d)              --     1,047,980     1,047,980
Michigan State
Hospital Finance
Authority Hospital
Revenue (Henry Ford
Health System)       11/15/18      5.00          --     750,000         750,000                 --       712,365       712,365
                     11/15/19      5.00          --   1,000,000       1,000,000                 --       936,190       936,190
Michigan State
Hospital Finance
Authority Revenue
(Ascension Health
Credit Group)        11/15/26      6.13          --   6,000,000       6,000,000(d)              --     6,301,380     6,301,380
Michigan State
Hospital Finance
Authority Revenue
(Mercy Health
Services Obligated
Group)               08/15/26      5.75          --   5,250,000       5,250,000(c)              --     5,283,180     5,283,180
Michigan State
Hospital Finance
Authority Revenue
(Oakwood Obligated
Group)               08/15/25      5.13          --   4,000,000       4,000,000                 --     3,861,760     3,861,760
Michigan State
Hospital Finance
Authority Revenue
(Trinity Health
Credit Group)        12/01/26      5.00          --   4,000,000       4,000,000                 --     3,548,560     3,548,560
Michigan State
Trunk Line Revenue   11/01/26      5.00          --   5,000,000       5,000,000                 --     4,821,000     4,821,000
Walled Lake, MI
Consolidated School
District General
Obligation Bonds     05/01/22      5.50          --   5,000,000       5,000,000(d)              --     5,229,650     5,229,650
                                                                                       ---------------------------------------
Total                                                                                           --    58,457,894    58,457,894
------------------------------------------------------------------------------------------------------------------------------


 MUNICIPAL BONDS (CONTINUED)

NAME OF ISSUER AND
TITLE OF ISSUE                  COUPON    PRINCIPAL   PRINCIPAL       PRINCIPAL          VALUE(A)     VALUE(A)      VALUE(A)
                                 RATE      AMOUNT      AMOUNT          AMOUNT

                                                                      SELIGMAN                                      SELIGMAN
                                                                      NATIONAL                                      NATIONAL
                                          SELIGMAN    SELIGMAN          FUND             SELIGMAN     SELIGMAN        FUND
                                          NATIONAL      STATE         PRO FORMA          NATIONAL       STATE       PRO FORMA
                                            FUND        FUNDS         COMBINED             FUND         FUNDS       COMBINED

MISSOURI (4.0%)(L)
Boone County, MO
Hospital Revenue
(Boone Hospital
Center)              08/01/28      5.75% $       --  $  500,000      $  500,000        $        --  $    478,865  $    478,865
Hannibal, MO
Industrial
Development
Authority Health
Facilities Revenue
(Hannibal Regional
Hospital)            03/01/22      5.00          --   1,000,000       1,000,000                 --       896,750       896,750
Kansas City, MO
Community Colleges
Building
Corporation Revenue  07/01/17      5.00          --   1,000,000       1,000,000                 --     1,022,820     1,022,820
Metropolitan St.
Louis, MO Sewer
District Wastewater
System Revenue       05/01/24      5.00          --   1,250,000       1,250,000                 --     1,211,788     1,211,788
Missouri
Development Finance
Board Solid Waste
Disposal Revenue
(The Procter &
Gamble Company
Paper Products
Project)             03/15/29      5.20          --   2,000,000       2,000,000(b)              --     1,771,980     1,771,980
Missouri Highways &
Transportation
Commission (State
Road Bonds)          02/01/18      5.63          --   1,000,000       1,000,000(d)              --     1,061,240     1,061,240
Missouri State
Board of Public
Buildings Special
Obligation Revenue   05/01/26      5.13          --   1,750,000       1,750,000                 --     1,728,947     1,728,947
Missouri State
Environmental
Improvement &
Energy Resources
Authority Revenue
(State Revolving
Fund Program)        07/01/14      6.55          --     185,000         185,000                 --       185,520       185,520
                     07/01/23      5.00          --   1,000,000       1,000,000                 --       988,620       988,620
Missouri State
Health &
Educational
Facilities
Authority Revenue
(Lester E. Cox
Medical Centers
Project)             06/01/15      5.25          --   2,500,000       2,500,000                 --     2,619,275     2,619,275
Missouri State
Health &
Educational
Facilities
Authority Revenue
(SSM Health Care)    06/01/28      5.25          --   1,250,000       1,250,000(d)              --     1,328,575     1,328,575
Missouri State
Health &
Educational
Facilities
Authority Revenue
(Washington
University)          01/15/21      4.20          --   1,000,000       1,000,000                 --       918,580       918,580
Missouri State
Housing Development
Commission Single
Family Mortgage
Revenue
(Homeownership Loan
Program)             09/01/28      5.90          --      60,000          60,000(b)              --        60,688        60,688
Southeast Missouri
Correctional
Facility Lease
Revenue (Missouri
State Project)       10/15/16      5.75          --   2,000,000       2,000,000(c)              --     2,186,000     2,186,000
Springfield, MO
Public Utility
Revenue              08/01/14      5.00          --   1,000,000       1,000,000                 --     1,053,830     1,053,830
Springfield, MO
School District
General Obligation
Bonds                03/01/20      5.85          --   1,500,000       1,500,000(d)              --     1,559,235     1,559,235
St. Charles County,
MO Certificates of
Participation
(Public Water
Supply)              12/01/25      5.10          --   1,000,000       1,000,000                 --       943,120       943,120
St. Louis, MO
Airport Revenue
(Lambert -- St.
Louis International
Airport)             07/01/23      5.00          --   1,000,000       1,000,000                 --       931,650       931,650
St. Louis, MO
Industrial
Development
Authority Pollution
Control Revenue
(Anheuser-Busch
Companies,
Incorporated
Project)             05/01/16      6.65          --   1,250,000       1,250,000                 --     1,398,900     1,398,900
The Curators of the
University of
Missouri System
Facilities Revenue   11/01/26      5.00          --   1,000,000       1,000,000                 --       965,330       965,330
                                                                                       ---------------------------------------
Total                                                                                           --    23,311,713    23,311,713
------------------------------------------------------------------------------------------------------------------------------


NEW JERSEY
(4.4%)(M)
Bergen County, NJ
Improvement
Authority
Governmental Loan
Revenue              09/01/14      5.00          --     790,000         790,000                 --       844,818       844,818
Delaware River &
Bay Authority
Revenue (New Jersey
& Delaware)          01/01/29      5.75          --   2,000,000       2,000,000(d)              --     2,100,000     2,100,000
New Jersey Economic
Development
Authority Revenue
(The Seeing Eye,
Incorporated
Project)             12/01/24      5.00          --   1,000,000       1,000,000                 --       965,510       965,510
New Jersey Economic
Development
Authority State
Lease Revenue
(Liberty State Park
Project)             03/01/27      5.00          --   1,500,000       1,500,000                 --     1,456,005     1,456,005
New Jersey Economic
Development
Authority Water
Facilities Revenue
(New Jersey
American Water
Company,
Incorporated)        05/01/32      5.38          --   3,000,000       3,000,000(b)              --     2,533,470     2,533,470
New Jersey
Educational
Facilities
Authority Revenue
(Princeton
University)          07/01/28      5.00          --   1,250,000       1,250,000                 --     1,222,287     1,222,287
New Jersey
Educational
Facilities
Authority Revenue
(Stevens Institute
of Technology)       07/01/22      5.25          --   1,250,000       1,250,000                 --     1,124,987     1,124,987
New Jersey
Educational
Facilities
Authority Revenue
(William Paterson
University of New
Jersey)              07/01/24      5.00          --   1,000,000       1,000,000                 --       976,490       976,490
New Jersey
Environmental
Infrastructure
Trust Revenue        09/01/22      5.00          --   1,480,000       1,480,000                 --     1,481,184     1,481,184
New Jersey Health
Care Facilities
Financing Authority
Revenue (Atlantic
City Medical
Center)              07/01/25      5.75          --   1,110,000       1,110,000                 --     1,100,465     1,100,465
                     07/01/25      5.75          --     890,000         890,000(d)              --       962,731       962,731

 MUNICIPAL BONDS (CONTINUED)

NAME OF ISSUER AND
TITLE OF ISSUE                  COUPON    PRINCIPAL   PRINCIPAL       PRINCIPAL          VALUE(A)     VALUE(A)      VALUE(A)
                                 RATE      AMOUNT      AMOUNT          AMOUNT

                                                                      SELIGMAN                                      SELIGMAN
                                                                      NATIONAL                                      NATIONAL
                                          SELIGMAN    SELIGMAN          FUND             SELIGMAN     SELIGMAN        FUND
                                          NATIONAL      STATE         PRO FORMA          NATIONAL       STATE       PRO FORMA
                                            FUND        FUNDS         COMBINED             FUND         FUNDS       COMBINED
NEW JERSEY (CONT.)
New Jersey Health
Care Facilities
Financing Authority
Revenue (Hackensack
University Medical
Center)              01/01/34      6.00% $       --  $2,450,000      $2,450,000        $        --  $  2,430,841  $  2,430,841
New Jersey Health
Care Facilities
Financing Authority
Revenue (Meridian
Health System
Obligated Group)     07/01/24      5.38          --   2,255,000       2,255,000                 --     2,241,786     2,241,786
New Jersey Highway
Authority Revenue
(Garden State
Parkway)             01/01/30      5.63          --   2,000,000       2,000,000(d)              --     2,094,140     2,094,140
New Jersey Housing
& Mortgage Finance
Agency Revenue
(Multi-Family
Housing)             05/01/25      5.75          --     215,000         215,000                 --       215,686       215,686
                     11/01/31      6.35          --   1,500,000       1,500,000(b)              --     1,490,550     1,490,550
New Jersey
Transportation
Trust Fund
Authority Revenue    12/15/21      5.00          --   1,000,000       1,000,000(d)              --     1,059,560     1,059,560
Port Authority of
New York & New
Jersey Consolidated
Bonds                08/15/22      5.00          --     500,000         500,000                 --       494,260       494,260
                     10/01/28      5.00          --   1,000,000       1,000,000                 --       957,330       957,330
                                                                                       ---------------------------------------
Total                                                                                           --    25,752,100    25,752,100
------------------------------------------------------------------------------------------------------------------------------


NEW YORK (0.2%)
New York State
Urban Development
Corporation Revenue
(Service Contract)   01/01/18      5.00   1,000,000          --       1,000,000          1,036,670            --     1,036,670
------------------------------------------------------------------------------------------------------------------------------


NORTH CAROLINA
(2.5%)
Appalachian State
University, NC
Housing & Student
Center System
Revenue              07/15/20      5.60          --   1,250,000(n)    1,250,000(d)              --     1,328,425     1,328,425
Buncombe County, NC
Metropolitan Sewer
System Revenue       07/01/20      5.00          --     685,000(n)      685,000                 --       687,822       687,822
Charlotte, NC Storm
Water Fee Revenue    06/01/25      6.00          --   1,000,000(n)    1,000,000(d)              --     1,066,190     1,066,190
Charlotte, NC Water
& Sewer System
Revenue              06/01/25      5.25          --   1,000,000(n)    1,000,000(d)              --     1,054,010     1,054,010
Durham County, NC
Public Improvement
General Obligation
Bonds                06/01/22      5.00          --     750,000(n)      750,000                 --       755,940       755,940
Forsyth County, NC
Certificates of
Participation
(Forsyth County
School Project)      02/01/26      5.00          --     750,000(n)      750,000                 --       706,778       706,778
Greensboro, NC
Combined Enterprise
System Revenue       06/01/22      5.25          --     215,000(n)      215,000(d)              --       231,837       231,837
High Point, NC
Combined Enterprise
System Revenue       11/01/23      5.00          --     250,000(n)      250,000                 --       239,012       239,012
                     11/01/28      5.00          --     350,000(n)      350,000                 --       337,099       337,099
North Carolina
Eastern Municipal
Power Agency Power
System Revenue       01/01/20      5.25   2,000,000          --       2,000,000          1,943,580            --     1,943,580
North Carolina
Housing Finance
Agency Revenue
(Home Ownership)     07/01/28      6.40          --     135,000(n)      135,000(b)              --       137,823       137,823
North Carolina
Infrastructure
Finance Corporation
Certificates of
Participation
(State of North
Carolina Repair &
Renovation
Projects)            06/01/17      5.00          --     500,000(n)      500,000                 --       512,285       512,285
North Carolina
Medical Care
Commission Hospital
Revenue (First
Health of the
Carolinas Project)   10/01/28      5.00          --     500,000(n)      500,000                 --       457,990       457,990
North Carolina
Municipal Power
Agency No. 1
Revenue (Catawba
Electric)            01/01/20      5.00          --   1,750,000(n)    1,750,000(c)              --     1,793,820     1,793,820
North Carolina
Municipal Power
Agency Revenue
(Catawba Electric)   01/01/20      5.25     500,000          --         500,000            496,605            --       496,605
Raleigh, NC
Combined Enterprise
System Revenue       03/01/24      5.00          --   1,000,000(n)    1,000,000(d)              --     1,070,220     1,070,220
Wake County, NC
Industrial
Facilities &
Pollution Control
Financing Authority
Revenue (Carolina
Power & Light)       02/01/17      5.38          --   1,000,000(n)    1,000,000                 --     1,001,440     1,001,440
Wilmington City, NC
Water & Sewer
System Revenue       06/01/25      5.00          --     500,000(n)      500,000                 --       487,815       487,815
Winston-Salem, NC
Water & Sewer
System Revenue       06/01/28      5.13          --     250,000(n)      250,000(d)              --       266,315       266,315
                                                                                       ---------------------------------------
Total                                                                                    2,440,185    12,134,821    14,575,006
------------------------------------------------------------------------------------------------------------------------------


OHIO (11.7%)(O)
American Municipal
Power OH,
Incorporated
Prairie State
Energy Campus
Project Revenue      02/15/25      5.25          --   3,000,000       3,000,000                 --     2,872,710     2,872,710
Cincinnati, OH
General Obligation
Bonds (Police &
Firemen's
Disability)          12/01/35      6.00          --   3,600,000       3,600,000(d)              --     3,774,924     3,774,924
Cincinnati, OH
General Obligation
Bonds                12/01/23      5.00          --     875,000         875,000                 --       859,434       859,434
Cleveland, OH
Public Power System
Revenue              11/15/28      5.00          --     500,000         500,000                 --       463,455       463,455
Cleveland, OH Water
Revenue              01/01/24      5.00          --   2,000,000       2,000,000                 --     1,927,480     1,927,480
Cleveland, OH
Waterworks
Improvement First
Mortgage Revenue     01/01/21      5.75          --      85,000          85,000                 --        85,132        85,132

 MUNICIPAL BONDS (CONTINUED)

NAME OF ISSUER AND
TITLE OF ISSUE                  COUPON    PRINCIPAL   PRINCIPAL       PRINCIPAL          VALUE(A)     VALUE(A)      VALUE(A)
                                 RATE      AMOUNT      AMOUNT          AMOUNT

                                                                      SELIGMAN                                      SELIGMAN
                                                                      NATIONAL                                      NATIONAL
                                          SELIGMAN    SELIGMAN          FUND             SELIGMAN     SELIGMAN        FUND
                                          NATIONAL      STATE         PRO FORMA          NATIONAL       STATE       PRO FORMA
                                            FUND        FUNDS         COMBINED             FUND         FUNDS       COMBINED
OHIO (CONT.)
Columbus, OH
General Obligation
Bonds                05/15/11      5.00% $       --  $2,500,000      $2,500,000        $        --  $  2,632,075  $  2,632,075
                     12/15/21      5.00          --   1,435,000       1,435,000                 --     1,449,422     1,449,422
Columbus, OH Sewer
System Revenue       06/01/27      5.00          --   4,000,000       4,000,000                 --     3,858,560     3,858,560
Franklin County, OH
General Obligation
Bonds                12/01/20      5.38          --   7,000,000       7,000,000                 --     7,159,320     7,159,320
Franklin County, OH
Hospital
Improvement Revenue
(The Children's
Hospital Project)    05/01/25      5.00          --   1,000,000       1,000,000                 --       930,560       930,560
                     05/01/31      5.25          --   4,000,000       4,000,000(d)              --     4,255,880     4,255,880
Hamilton County, OH
Sales Tax Revenue    12/01/26      5.00          --   1,000,000       1,000,000                 --       947,330       947,330
                     12/01/32      5.00          --   1,000,000       1,000,000                 --       928,470       928,470
Hamilton County, OH
Sewer System
Improvement Revenue
(The Metropolitan
Sewer District of
Greater Cincinnati)  12/01/25      5.00          --   3,425,000       3,425,000                 --     3,291,185     3,291,185
Hamilton County, OH
Sewer System
Revenue (The
Metropolitan Sewer
District of Greater
Cincinnati)          12/01/26      5.00          --   1,000,000       1,000,000                 --       956,210       956,210
Montgomery County,
OH General
Obligation Bonds     12/01/24      5.00          --   2,600,000       2,600,000                 --     2,535,104     2,535,104
Ohio Higher
Educational
Facilities Revenue
(Case Western
Reserve University
Project)             12/01/29      5.00          --   2,000,000       2,000,000                 --     1,840,500     1,840,500
Ohio Higher
Educational
Facilities Revenue
(Denison
University)          11/01/23      5.00          --   4,000,000       4,000,000                 --     3,929,200     3,929,200
Ohio Housing
Finance Agency
Residential
Mortgage Revenue
(Mortgage-Backed
Securities Program)  09/01/28      5.25          --   1,250,000       1,250,000                 --     1,183,462     1,183,462
Ohio Housing
Finance Agency
Revenue
(Residential
Mortgage)            09/01/29      5.40          --     885,000         885,000(d)              --       787,420       787,420
Ohio State Mental
Health Capital
Facilities Revenue   06/01/12      5.00          --   2,120,000       2,120,000                 --     2,246,734     2,246,734
                     06/01/13      5.00          --   2,230,000       2,230,000                 --     2,374,615     2,374,615
Ohio State Sewage
Facilities Revenue
(Anheuser-Busch
Project)             08/01/38      6.00          --   1,000,000       1,000,000(d)              --       901,760       901,760
Ohio State
University (General
Receipts Bonds)      06/01/25      5.00          --   3,000,000       3,000,000                 --     2,868,960     2,868,960
                     12/01/29      5.80          --   3,000,000       3,000,000(d)              --     3,147,900     3,147,900
                     12/01/31      5.13          --   1,000,000       1,000,000                 --       963,820       963,820
Ohio State Water
Development
Authority Revenue
(Drinking Water
Assistance Fund)     12/01/22      5.25          --   2,625,000       2,625,000                 --     2,693,827     2,693,827
Ohio State Water
Development
Authority Revenue
(Safe Water)         12/01/10      9.38          --     430,000         430,000(c)              --       451,384       451,384
Ohio Turnpike
Commission Revenue   02/15/26      5.50          --   3,000,000       3,000,000                 --     2,979,900     2,979,900
                     02/15/31      5.25          --   1,500,000       1,500,000                 --     1,470,885     1,470,885
University of
Toledo, OH (General
Receipts Bonds)      06/01/30      5.13          --   2,300,000       2,300,000(d)              --     2,427,604     2,427,604
                                                                                       ---------------------------------------
Total                                                                                           --    69,195,222    69,195,222
------------------------------------------------------------------------------------------------------------------------------


OREGON (6.2%)(P)
Benton County, OR
Hospital Facilities
Authority Revenue
(Samaritan Health
Services Project)    10/01/28      5.13          --   2,000,000       2,000,000                 --     1,759,620     1,759,620
Clackamas County,
OR Hospital
Facility Authority
Revenue (Legacy
Health System)       02/15/18      5.25          --   1,500,000       1,500,000                 --     1,508,445     1,508,445
                     05/01/21      5.25          --   1,000,000       1,000,000                 --       976,300       976,300
Clackamas County,
OR Recreational
Facilities Revenue
(North Clackamas
Parks & Recreation
District)            04/01/13      5.70          --   1,350,000       1,350,000(d)              --     1,431,284     1,431,284
Clackamas County,
OR School District
General Obligation
Bonds                06/15/25      5.00          --   1,000,000       1,000,000(d)              --     1,053,530     1,053,530
Deschutes County,
OR Administrative
School District No.
1 (Bend-LaPine)
General Obligation
Bonds                06/15/16      5.50          --   1,500,000       1,500,000(d)              --     1,599,675     1,599,675
Lake Oswego School
District, OR
General Obligation
Bonds                06/01/23      5.25          --   2,000,000       2,000,000                 --     2,018,220     2,018,220
Multnomah County,
OR Hospital
Facilities
Authority Revenue
(Providence Health
System)              10/01/24      5.25          --   1,000,000       1,000,000                 --       958,230       958,230
Northern Wasco
County, OR People's
Utility District
Revenue (McNary Dam
Fishway Project)     12/01/24      5.20          --   2,000,000       2,000,000                 --     1,999,820     1,999,820
Oregon Department
of Administrative
Services
Certificates of
Participation        05/01/26      5.00          --   2,000,000       2,000,000                 --     1,903,260     1,903,260
                     05/01/26      6.00          --   1,000,000       1,000,000(d)              --     1,059,550     1,059,550
Oregon Department
of Transportation
Highway User Tax
Revenue              11/15/26      5.13          --   2,000,000       2,000,000(d)              --     2,144,400     2,144,400
Oregon Facilities
Authority Revenue
(Linfield College
Project)             10/01/25      5.00          --     750,000         750,000                 --       672,217       672,217
Oregon Health
Sciences University
Revenue              07/01/28      5.25          --     390,000         390,000                 --       353,863       353,863

 MUNICIPAL BONDS (CONTINUED)

NAME OF ISSUER AND
TITLE OF ISSUE                  COUPON    PRINCIPAL   PRINCIPAL       PRINCIPAL          VALUE(A)     VALUE(A)      VALUE(A)
                                 RATE      AMOUNT      AMOUNT          AMOUNT

                                                                      SELIGMAN                                      SELIGMAN
                                                                      NATIONAL                                      NATIONAL
                                          SELIGMAN    SELIGMAN          FUND             SELIGMAN     SELIGMAN        FUND
                                          NATIONAL      STATE         PRO FORMA          NATIONAL       STATE       PRO FORMA
                                            FUND        FUNDS         COMBINED             FUND         FUNDS       COMBINED
OREGON (CONT.)
Oregon Health,
Housing,
Educational &
Cultural Facilities
Authority Revenue
(Linfield College
Project)             10/01/23      5.25% $       --  $2,000,000      $2,000,000        $        --  $  1,803,500  $  1,803,500
Oregon Housing &
Community Services
Department Mortgage
Revenue (Single
Family Mortgage
Program)             07/01/20      4.40          --     580,000         580,000                 --       536,071       536,071
Oregon Housing &
Community Services
Department Revenue
(Multi-Family
Housing)             07/01/42      6.05          --   2,000,000       2,000,000(b)              --     1,864,420     1,864,420
Oregon State Bond
Bank Revenue
(Oregon Economic &
Community
Development
Department)          01/01/26      5.50          --   2,500,000       2,500,000                 --     2,509,725     2,509,725
Oregon State
Facilities
Authority Revenue
(Willamette
University Project)  10/01/27      5.00          --   1,500,000       1,500,000                 --     1,372,590     1,372,590
Portland, OR Water
System Revenue       10/01/13      5.00          --   1,500,000       1,500,000                 --     1,599,255     1,599,255
Port of Portland,
OR International
Airport Revenue      07/01/21      7.10          --     950,000         950,000(b,d)            --     1,056,932     1,056,932
Tri-County
Metropolitan
Transportation
District, OR
Payroll Tax & Grant
Receipt Revenue      05/01/12      5.00          --     500,000         500,000                 --       523,405       523,405
Umatilla County, OR
Hospital Facility
Authority Revenue
(Catholic Health
Initiatives)         03/01/32      5.50          --   1,000,000       1,000,000(c)              --     1,003,040     1,003,040
Washington County,
OR General
Obligation Bonds     06/01/19      5.00          --     970,000         970,000                 --       999,410       999,410
                     06/01/20      5.00          --   1,300,000       1,300,000                 --     1,321,645     1,321,645
                     06/01/26      5.00          --   2,355,000       2,355,000(d)              --     2,480,003     2,480,003
                                                                                       ---------------------------------------
Total                                                                                           --    36,508,410    36,508,410
------------------------------------------------------------------------------------------------------------------------------


PENNSYLVANIA
(2.0%)(Q)
Allegheny County,
PA Higher Education
Building Authority
University Revenue
(Duquesne
University)          03/01/28      5.00          --     490,000         490,000                 --       446,787       446,787
Berks County, PA
Municipal Authority
Hospital Revenue
(The Reading
Hospital & Medical
Center Project)      10/01/14      5.70          --   1,000,000       1,000,000                 --     1,058,780     1,058,780
                     11/01/29      6.00          --   1,000,000       1,000,000(d)              --     1,059,310     1,059,310
Butler County, PA
General Obligation
Bonds                07/15/23      5.25          --   1,100,000       1,100,000(d)              --     1,186,900     1,186,900
Commonwealth of
Pennsylvania
General Obligation
Bonds                07/01/17      5.38          --     530,000         530,000                 --       572,766       572,766
Delaware Valley, PA
Regional Finance
Authority Revenue
(Local Government)   07/01/27      7.75          --   1,000,000       1,000,000                 --     1,221,000     1,221,000
Montgomery County,
PA General
Obligation Bonds     08/15/17      5.25          --     430,000         430,000                 --       463,239       463,239
Northampton County,
PA General Purpose
Authority Revenue    10/01/30      5.25          --   1,000,000       1,000,000                 --       984,620       984,620
Pennsylvania
Economic
Development
Financing Authority
Revenue (The
Procter & Gamble
Paper Products
Company Project)     03/01/31      5.38          --   1,000,000       1,000,000(b)              --       898,500       898,500
Pennsylvania Higher
Educational
Facilities
Authority Revenue
(Drexel University)  05/01/22      5.75          --   1,050,000       1,050,000                 --     1,059,807     1,059,807
Pennsylvania
Intergovernmental
Cooperative
Authority Special
Tax Revenue
(Philadelphia
Funding Program)     06/15/21      5.00          --     750,000         750,000                 --       733,395       733,395
Pennsylvania State
Turnpike Commission
Revenue (Oil
Franchise Tax)       12/01/16      5.25          --     500,000         500,000(d)              --       541,025       541,025
Pennsylvania State
Turnpike Commission
Revenue
(Registration Fee)   07/15/41      5.00          --   1,000,000       1,000,000(d)              --     1,062,940     1,062,940
Philadelphia, PA
Redevelopment
Authority Revenue
(Home Mortgage)      06/01/17      9.00          --     450,000         450,000(c)              --       594,486       594,486
                                                                                       ---------------------------------------
Total                                                                                           --    11,883,555    11,883,555
------------------------------------------------------------------------------------------------------------------------------


PUERTO RICO (6.1%)
Puerto Rico
Electric Power
Authority Revenue    07/01/21      5.25          --   2,000,000       2,000,000(k)              --     1,983,340     1,983,340
                     07/01/21      5.25          --   1,500,000       1,500,000(r)              --     1,487,505     1,487,505
                     07/01/23      5.00          --   1,000,000       1,000,000(m)              --       941,160       941,160
                     07/01/23      5.25          --   2,320,000       2,320,000(r)              --     2,270,862     2,270,862
                     07/01/23      5.38   1,000,000          --       1,000,000            942,080            --       942,080
                     07/01/23      5.38          --   1,500,000       1,500,000(o)              --     1,413,120     1,413,120
                     07/01/24      5.00          --   2,000,000       2,000,000(k)              --     1,801,600     1,801,600
                     07/01/24      5.00          --   1,000,000       1,000,000(p)              --       900,800       900,800
                     07/01/31      5.25          --   1,775,000       1,775,000(d,i)            --     1,924,295     1,924,295

 MUNICIPAL BONDS (CONTINUED)

NAME OF ISSUER AND
TITLE OF ISSUE                  COUPON    PRINCIPAL   PRINCIPAL       PRINCIPAL          VALUE(A)     VALUE(A)      VALUE(A)
                                 RATE      AMOUNT      AMOUNT          AMOUNT

                                                                      SELIGMAN                                      SELIGMAN
                                                                      NATIONAL                                      NATIONAL
                                          SELIGMAN    SELIGMAN          FUND             SELIGMAN     SELIGMAN        FUND
                                          NATIONAL      STATE         PRO FORMA          NATIONAL       STATE       PRO FORMA
                                            FUND        FUNDS         COMBINED             FUND         FUNDS       COMBINED
PUERTO RICO (CONT.)
Puerto Rico Highway
& Transportation
Authority Revenue    07/01/20      5.50% $       --  $  500,000      $  500,000(k)     $        --  $    487,920  $    487,920
                     07/01/36      5.38          --   1,000,000       1,000,000(d,i)            --     1,071,160     1,071,160
                     07/01/36      5.38          --   1,500,000       1,500,000(d,p)            --     1,606,740     1,606,740
                     07/01/36      5.50          --   4,000,000       4,000,000(d,j)            --     4,421,560     4,421,560
                     07/01/36      5.50          --   1,000,000       1,000,000(d,m)            --     1,105,390     1,105,390
                     07/01/36      5.50          --   4,000,000       4,000,000(d,o)            --     4,421,560     4,421,560
                     07/01/36      5.50          --   1,000,000       1,000,000(d,r)            --     1,105,390     1,105,390
Puerto Rico
Industrial,
Tourist,
Educational,
Medical &
Environmental
Control Facilities
Financing Authority
Higher Education
Revenue (Inter
American University
of Puerto Rico
Project)             10/01/22      5.00          --   2,500,000       2,500,000(r)              --     2,263,225     2,263,225
Puerto Rico
Infrastructure
Financing Authority
General Obligation
Bonds                10/01/40      5.50          --   2,500,000       2,500,000(k)              --     2,514,400     2,514,400
                     10/01/40      5.50          --   2,500,000       2,500,000(o)              --     2,514,400     2,514,400
Puerto Rico Ports
Authority Revenue    07/01/14      7.00          --     730,000         730,000(b,p)            --       730,730       730,730
                                                                                       ---------------------------------------
Total                                                                                      942,080    34,965,157    35,907,237
------------------------------------------------------------------------------------------------------------------------------


SOUTH CAROLINA
(8.0%)(R)
Berkeley County, SC
General Obligation
Bonds                09/01/28      5.00          --   4,000,000       4,000,000                 --     3,773,440     3,773,440
Berkeley County, SC
Water & Sewer
Revenue              06/01/23      5.25          --   1,340,000       1,340,000(d)              --     1,444,332     1,444,332
                     06/01/23      5.25          --     245,000         245,000                 --       245,181       245,181
Coastal Carolina
University, SC
Improvement Revenue  06/01/26      5.30          --   1,810,000       1,810,000                 --     1,765,275     1,765,275
Georgetown County,
SC Environmental
Improvement Revenue
(International
Paper Company)       03/15/14      5.95          --   1,000,000       1,000,000                 --       993,090       993,090
Grand Stand, SC
Water & Sewer
Authority Revenue    06/01/31      5.00          --   4,000,000       4,000,000                 --     3,737,440     3,737,440
Horry County, SC
School District
General Obligation
Bonds                03/01/22      5.13          --   3,760,000       3,760,000                 --     3,772,370     3,772,370
Lexington County,
SC Hospital Revenue
(Health Services
District,
Incorporated)        11/01/20      5.00          --   1,000,000       1,000,000                 --       929,080       929,080
                     11/01/26      5.13          --   2,000,000       2,000,000                 --     1,919,080     1,919,080
                     11/01/32      5.50          --   2,000,000       2,000,000(d)              --     2,153,920     2,153,920
North Charleston,
SC Sewer District
Revenue              07/01/12      6.38          --   1,240,000       1,240,000                 --     1,317,674     1,317,674
Piedmont, SC
Municipal Power
Agency Electric
Revenue              01/01/21      6.25          --   1,250,000       1,250,000                 --     1,331,500     1,331,500
Rock Hill, SC
Utility System
Revenue              01/01/30      5.00          --   4,000,000       4,000,000                 --     3,760,360     3,760,360
South Carolina Jobs
Economic
Development
Authority Hospital
Revenue (Anderson
Area Medical
Center,
Incorporated)        02/01/18      5.25          --   3,000,000       3,000,000                 --     3,012,660     3,012,660
South Carolina Jobs
Economic
Development
Authority Hospital
Revenue (Bon
Secours Health
System,
Incorporated)        11/15/30      5.63          --   3,165,000       3,165,000                 --     2,862,743     2,862,743
                     11/15/30      5.63          --     835,000         835,000(d)              --       907,921       907,921
South Carolina
Public Service
Authority Revenue
(Santee Cooper)      01/01/27      5.00          --   3,100,000       3,100,000                 --     2,929,438     2,929,438
South Carolina
State Housing,
Finance &
Development
Authority Mortgage
Revenue              07/01/29      5.40          --     610,000         610,000(b)              --       542,973       542,973
South Carolina
State Ports
Authority Revenue    07/01/26      5.30          --   5,000,000       5,000,000(b)              --     4,519,200     4,519,200
South Carolina
Transportation
Infrastructure Bank
Revenue              10/01/24      5.38          --   5,000,000       5,000,000(d)              --     5,199,400     5,199,400
                                                                                       ---------------------------------------
Total                                                                                           --    47,117,077    47,117,077
------------------------------------------------------------------------------------------------------------------------------


TENNESSEE (0.3%)
Shelby County, TN
Health, Educational
& Housing Facility
Board Revenue (St.
Jude Children's
Research Hospital)   07/01/26      5.00   2,000,000          --       2,000,000          1,821,860            --     1,821,860
------------------------------------------------------------------------------------------------------------------------------


TEXAS (2.1%)
Austin, TX Electric
Utility Revenue      11/15/20      5.00   2,500,000          --       2,500,000          2,472,100            --     2,472,100
Harris County, TX
Health Facilities
Development
Corporation
Hospital Revenue
(St. Luke's
Episcopal Hospital
Project)             02/15/21      6.75   3,700,000          --       3,700,000(c)       3,710,101            --     3,710,101
Potter County, TX
Industrial
Development
Corporation
Pollution Control
Revenue
(Southwestern
Public Service
Company Project)     09/01/16      5.75   4,750,000          --       4,750,000          4,758,312            --     4,758,312
San Antonio, TX
Electric & Gas
Revenue              02/01/20      5.50   1,055,000          --       1,055,000(d)       1,134,209            --     1,134,209
                                                                                       ---------------------------------------
Total                                                                                   12,074,722            --    12,074,722
------------------------------------------------------------------------------------------------------------------------------


 MUNICIPAL BONDS (CONTINUED)

NAME OF ISSUER AND
TITLE OF ISSUE                  COUPON    PRINCIPAL   PRINCIPAL       PRINCIPAL          VALUE(A)     VALUE(A)      VALUE(A)
                                 RATE      AMOUNT      AMOUNT          AMOUNT

                                                                      SELIGMAN                                      SELIGMAN
                                                                      NATIONAL                                      NATIONAL
                                          SELIGMAN    SELIGMAN          FUND             SELIGMAN     SELIGMAN        FUND
                                          NATIONAL      STATE         PRO FORMA          NATIONAL       STATE       PRO FORMA
                                            FUND        FUNDS         COMBINED             FUND         FUNDS       COMBINED

UTAH (0.4%)
Intermountain Power
Agency Subordinated
Power Supply
Revenue              07/01/22      5.25% $  500,000  $       --      $  500,000        $   492,740  $         --  $    492,740
Utah Transit
Authority Sales Tax
Revenue              06/15/25      5.00   2,000,000          --       2,000,000          1,938,180            --     1,938,180
                                                                                       ---------------------------------------
Total                                                                                    2,430,920            --     2,430,920
------------------------------------------------------------------------------------------------------------------------------


VIRGIN ISLANDS
(0.4%)
Virgin Islands
Public Finance
Authority Revenue    10/01/22      5.50          --   2,000,000       2,000,000(e)              --     1,880,920     1,880,920
                     10/01/22      5.50          --     500,000         500,000(p)              --       470,230       470,230
                                                                                       ---------------------------------------
Total                                                                                           --     2,351,150     2,351,150
------------------------------------------------------------------------------------------------------------------------------


WASHINGTON (0.4%)
Chelan County, WA
Public Utility
District No. 1
(Chelan Hydro
Consolidated System
Revenue)             01/01/36      5.60   2,500,000          --       2,500,000(b)       2,261,175            --     2,261,175
------------------------------------------------------------------------------------------------------------------------------


WISCONSIN (1.4%)
La Crosse, WI
Resource Recovery
Revenue (Northern
States Power
Company Project)     11/01/21      6.00   6,000,000          --       6,000,000(b)       5,543,940            --     5,543,940
Wisconsin Health &
Educational
Facilities
Authority Revenue
(Wheaton Franciscan
Services,
Incorporated)        08/15/30      5.75   2,500,000          --       2,500,000(d)       2,724,351            --     2,724,351
                                                                                       ---------------------------------------
Total                                                                                    8,268,291            --     8,268,291
------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL
BONDS
(Cost $526,913,129)                                                                    $47,520,421  $470,181,545  $517,701,966
------------------------------------------------------------------------------------------------------------------------------


 MUNICIPAL NOTES (10.6%)

ISSUE                                     PRINCIPAL   PRINCIPAL       PRINCIPAL          VALUE(A)     VALUE(A)      VALUE(A)
                                           AMOUNT      AMOUNT          AMOUNT

                                                                      SELIGMAN                                      SELIGMAN
                                                                      NATIONAL                                      NATIONAL
                                          SELIGMAN    SELIGMAN          FUND             SELIGMAN     SELIGMAN        FUND
                                          NATIONAL      STATE         PRO FORMA          NATIONAL       STATE       PRO FORMA
                                            FUND        FUNDS         COMBINED             FUND         FUNDS       COMBINED
CALIFORNIA (0.5%)
California
Educational
Facilities
Authority Revenue
Series S-4
(Stanford
University), VRDN              11/01/50  $       --  $  400,000      $  400,000(r,s)   $        --  $    400,000  $    400,000
California
Infrastructure &
Economic
Development Bank
Revenue Series B
(J. Paul Getty
Trust), VRDN                   04/01/33     900,000          --         900,000(s)         900,000            --       900,000
                               04/01/33          --     200,000         200,000(g,s)            --       200,000       200,000
                               04/01/33          --     200,000         200,000(h,s)            --       200,000       200,000
                               04/01/33          --     300,000         300,000(k,s)            --       300,000       300,000
                               04/01/33          --     500,000         500,000(p,s)            --       500,000       500,000
                               04/01/33          --     300,000         300,000(r,s)            --       300,000       300,000
California
Infrastructure &
Economic
Development Bank
Revenue Series D
(J. Paul Getty
Trust), VRDN                   04/01/33          --     375,000         375,000(p,s)            --       375,000       375,000


Total                                                                                      900,000     2,275,000     3,175,000
------------------------------------------------------------------------------------------------------------------------------


COLORADO (0.3%)
Colorado Health
Facilities
Authority Hospital
Improvement Revenue
(NCMC, Incorporated
Project), 5.75%                05/15/24          --   1,640,000       1,640,000(d,e)            --     1,691,347     1,691,347
Northglenn, CO
General Obligation
Bonds, Joint Water
& Wastewater
Utility, 6.80%                 12/01/08          --     250,000         250,000(c,e)            --       251,628       251,628
                                                                                       ---------------------------------------
Total                                                                                           --     1,942,975     1,942,975
------------------------------------------------------------------------------------------------------------------------------


CONNECTICUT (0.5%)
Connecticut State
Health &
Educational
Facilities
Authority Revenue
Series V-2 (Yale
University), VRDN              07/01/36          --   1,500,000       1,500,000(j,s)            --     1,500,000     1,500,000
Connecticut State
Health &
Educational
Facilities
Authority Revenue
(Yale University),
VRDN                           07/01/36          --     500,000         500,000(q,s)            --       500,000       500,000
Connecticut State
Health & Education
Revenue (Yale
University), VRDN              07/01/35          --   1,000,000       1,000,000(h,s)            --     1,000,000     1,000,000
                               07/01/35          --     200,000         200,000(k,s)            --       200,000       200,000
                                                                                       ---------------------------------------
Total                                                                                           --     3,200,000     3,200,000
------------------------------------------------------------------------------------------------------------------------------


 MUNICIPAL NOTES (CONTINUED)

ISSUE                                     PRINCIPAL   PRINCIPAL       PRINCIPAL          VALUE(A)     VALUE(A)      VALUE(A)
                                           AMOUNT      AMOUNT          AMOUNT

                                                                      SELIGMAN                                      SELIGMAN
                                                                      NATIONAL                                      NATIONAL
                                          SELIGMAN    SELIGMAN          FUND             SELIGMAN     SELIGMAN        FUND
                                          NATIONAL      STATE         PRO FORMA          NATIONAL       STATE       PRO FORMA
                                            FUND        FUNDS         COMBINED             FUND         FUNDS       COMBINED

FLORIDA (0.4%)
Hillsborough
County, FL School
Board Certificates
of Participation,
6.00%                          07/01/25  $       --  $2,000,000      $2,000,000(d,f)   $        --  $  2,068,960  $  2,068,960
------------------------------------------------------------------------------------------------------------------------------


GEORGIA (0.4%)
Atlanta, GA Water &
Wastewater Revenue,
5.00%                          11/01/38          --     560,000         560,000(d,g)            --       573,737       573,737
Gwinnett County, GA
Water & Sewerage
Authority Revenue,
5.30%                          08/01/22          --   1,750,000       1,750,000(d,g)            --     1,810,690     1,810,690
                                                                                       ---------------------------------------
Total                                                                                           --     2,384,427     2,384,427
------------------------------------------------------------------------------------------------------------------------------


KANSAS (0.4%)
Kansas Development
Finance Authority
Revenue (Sisters of
Charity), VRDN                 12/01/19     800,000          --         800,000(s)         800,000            --       800,000
                               12/01/19          --   1,000,000       1,000,000(i,s)            --     1,000,000     1,000,000
                               12/01/19          --     445,000         445,000(o,s)            --       445,000       445,000
                               12/01/19          --     300,000         300,000(p,s)            --       300,000       300,000
                                                                                       ---------------------------------------
Total                                                                                      800,000     1,745,000     2,545,000
------------------------------------------------------------------------------------------------------------------------------


LOUISIANA (0.4%)
Shreveport, LA
General Obligation
Bonds, 5.00%                   03/01/19          --   2,500,000       2,500,000(d,h)            --     2,528,050     2,528,050
------------------------------------------------------------------------------------------------------------------------------


MARYLAND (0.2%)
Montgomery County,
MD General
Obligation Bonds,
VRDN                           06/01/26          --     100,000         100,000(g,s)            --       100,000       100,000
                               06/01/26          --     500,000         500,000(j,s)            --       500,000       500,000
                               06/01/26          --     300,000         300,000(k,s)            --       300,000       300,000
                                                                                       ---------------------------------------
Total                                                                                           --       900,000       900,000
------------------------------------------------------------------------------------------------------------------------------


MASSACHUSETTS
(3.1%)
Massachusetts Bay
Transportation
Authority, MA
General
Transportation
System Revenue,
5.75%                          03/01/26          --   5,000,000       5,000,000(d,j)            --     5,120,100     5,120,100
Massachusetts
Health &
Educational
Facilities
Authority Revenue
(Harvard
University), VRDN              11/01/49          --   1,600,000       1,600,000(p,s)            --     1,600,000     1,600,000
Massachusetts
Health &
Educational
Facilities
Authority Revenue
(South Shore
Hospital), 5.75%               07/01/29          --   3,155,000       3,155,000(d,j)            --     3,261,576     3,261,576
Massachusetts
Health &
Educational
Facilities
Authority Revenue
(Wellesley
College), VRDN                 07/01/39          --     500,000         500,000(o,s)            --       500,000       500,000
                               07/01/39          --     400,000         400,000(p,s)            --       400,000       400,000
Massachusetts
Health &
Educational
Facilities Revenue,
VRDN                           11/01/49          --   1,200,000       1,200,000(r,s)            --     1,200,000     1,200,000
Massachusetts State
Development Finance
Agency Revenue
(Harvard
University), VRDN              07/15/36   1,900,000          --       1,900,000(s)       1,900,000            --     1,900,000
                               07/15/36          --   1,000,000       1,000,000(k,s)            --     1,000,000     1,000,000
                               07/15/36          --   1,150,000       1,150,000(o,s)            --     1,150,000     1,150,000
Massachusetts State
General Obligation
Bonds, VRDN                    03/01/26          --     500,000         500,000(e,s)            --       500,000       500,000
                               03/01/26          --     300,000         300,000(f,s)            --       300,000       300,000
                               03/01/26          --     500,000         500,000(i,s)            --       500,000       500,000
                               03/01/26          --     200,000         200,000(l,s)            --       200,000       200,000
                               03/01/26          --     200,000         200,000(n,s)            --       200,000       200,000
                               03/01/26          --     500,000         500,000(q,s)            --       500,000       500,000
                                                                                       ---------------------------------------
Total                                                                                    1,900,000    16,431,676    18,331,676
------------------------------------------------------------------------------------------------------------------------------


MISSOURI (0.3%)
Missouri State
Health &
Educational
Facilities
Authority Revenue
(Washington
University), VRDN              02/15/34          --     100,000         100,000(h,s)            --       100,000       100,000
                               02/15/34          --     950,000         950,000(j,s)            --       950,000       950,000
                               02/15/34          --     500,000         500,000(r,s)            --       500,000       500,000
                               02/15/34          --     500,000         500,000(e,s)            --       500,000       500,000
                                                                                       ---------------------------------------
Total                                                                                           --     2,050,000     2,050,000
------------------------------------------------------------------------------------------------------------------------------


 MUNICIPAL NOTES (CONTINUED)

ISSUE                                     PRINCIPAL   PRINCIPAL       PRINCIPAL          VALUE(A)     VALUE(A)      VALUE(A)
                                           AMOUNT      AMOUNT          AMOUNT

                                                                      SELIGMAN                                      SELIGMAN
                                                                      NATIONAL                                      NATIONAL
                                          SELIGMAN    SELIGMAN          FUND             SELIGMAN     SELIGMAN        FUND
                                          NATIONAL      STATE         PRO FORMA          NATIONAL       STATE       PRO FORMA
                                            FUND        FUNDS         COMBINED             FUND         FUNDS       COMBINED

MONTANA (0.4%)
Montana Facilities
Finance Authority
Revenue (Sisters of
Charity), VRDN                 12/01/25  $  900,000  $       --      $  900,000(s)     $   900,000  $         --  $    900,000
                               12/01/25          --     600,000         600,000(j,s)            --       600,000       600,000
                               12/01/25          --     400,000         400,000(q,s)            --       400,000       400,000
                               12/01/25          --     400,000         400,000(r,s)            --       400,000       400,000
                                                                                       ---------------------------------------
Total                                                                                      900,000     1,400,000     2,300,000
------------------------------------------------------------------------------------------------------------------------------


NEW JERSEY (0.2%)
New Jersey State
Educational
Facilities
Authority Revenue
(Princeton
University), VRDN              07/01/23          --     290,000         290,000(i,s)            --       290,000       290,000
                               07/01/23          --     130,000         130,000(k,s)            --       130,000       130,000
                               07/01/23          --     635,000         635,000(r,s)            --       635,000       635,000
Port Authority of
New York & New
Jersey Special
Obligation Revenue,
VRDN                           05/01/19          --     100,000         100,000(g,s)            --       100,000       100,000
                                                                                       ---------------------------------------
Total                                                                                           --     1,155,000     1,155,000
------------------------------------------------------------------------------------------------------------------------------


NEW YORK (1.0%)
New York City, NY
General Obligation
Bonds, VRDN                    08/01/10          --     400,000         400,000(m,s)            --       400,000       400,000
                               08/01/15     300,000          --         300,000(s)         300,000            --       300,000
                               08/01/17          --     100,000         100,000(h,s)            --       100,000       100,000
                               08/01/19          --     200,000         200,000(n,s)            --       200,000       200,000
                               10/01/23          --   1,000,000       1,000,000(j,s)            --     1,000,000     1,000,000
New York City, NY
Municipal Water
Finance Authority
(Water & Sewer
System Revenue),
VRDN                           06/15/33          --     900,000         900,000(h,s)            --       900,000       900,000
                               06/15/33          --   1,000,000       1,000,000(j,s)            --     1,000,000     1,000,000
                               06/15/33          --     800,000         800,000(l,s)            --       800,000       800,000
                               06/15/33          --     300,000         300,000(o,s)            --       300,000       300,000
                               06/15/33          --     600,000         600,000(p,s)            --       600,000       600,000
                                                                                       ---------------------------------------
Total                                                                                      300,000     5,300,000     5,600,000
------------------------------------------------------------------------------------------------------------------------------


OHIO (0.2%)
Franklin County, OH
Hospital
Improvement Revenue
(The Children's
Hospital Project).
5.20%                          05/01/29          --   1,250,000       1,250,000(d,o)            --     1,295,025     1,295,025
------------------------------------------------------------------------------------------------------------------------------


SOUTH CAROLINA
(0.6%)
Coastal Carolina
University, SC
Improvement
Revenue, 5.30%                 06/01/26          --   3,190,000       3,190,000(d,r)            --     3,285,158     3,285,158
------------------------------------------------------------------------------------------------------------------------------


TENNESSEE (0.9%)
Shelby County, TN
Health, Educational
& Housing Facility
Board Revenue (St.
Jude Children's
Research Hospital),
5.38%                          07/01/24   5,000,000          --       5,000,000(d)       5,203,300            --     5,203,300
------------------------------------------------------------------------------------------------------------------------------


WYOMING (0.8%)
Lincoln County, WY
Pollution Control
Revenue (Exxon
Project), VRDN                 11/01/14     900,000          --         900,000(s)         900,000            --       900,000
                               11/01/14          --   1,000,000       1,000,000(i,s)            --     1,000,000     1,000,000
                               11/01/14          --   1,195,000       1,195,000(o,s)            --     1,195,000     1,195,000
                               11/01/14          --     300,000         300,000(p,s)            --       300,000       300,000
                               11/01/14          --     400,000         400,000(r,s)            --       400,000       400,000
Lincoln County, WY
Pollution Control
Revenue Series A
(Exxon Project),
VRDN                           11/01/14          --     900,000         900,000(j,s)            --       900,000       900,000
                                                                                       ---------------------------------------
Total                                                                                      900,000     3,795,000     4,695,000
------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL
NOTES
(Cost $61,463,178)                                                                     $10,903,300  $ 51,756,271  $ 62,659,571
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
IN SECURITIES
(Cost
$588,376,307)(t)                                                                       $58,423,721  $521,937,816  $580,361,537
------------------------------------------------------------------------------------------------------------------------------




 NOTES TO COMBINED PORTFOLIO OF INVESTMENTS

    (A) Securities are valued by procedures described in Note 1 to the financial statements in the annual report.

    (B) Interest income earned from this security is subject to the federal alternative minimum tax.

    (C) Escrowed-to-maturity security.

    (D) Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.

    (E) Security held in the Colorado Municipal Fund.

    (F) Security held in the Florida Municipal Fund.

    (G) Security held in the Georgia Municipal Fund.

    (H) Security held in the Louisiana Municipal Fund.

    (I) Security held in the Maryland Municipal Fund.

    (J) Security held in the Massachusetts Municipal Fund.

    (K) Security held in the Michigan Municipal Fund.

    (L) Security held in the Missouri Municipal Fund.

    (M) Security held in the New Jersey Municipal Fund.

    (N) Security held in the North Carolina Municipal Fund.

    (O) Security held in the Ohio Municipal Fund.

    (P) Security held in the Oregon Municipal Fund.

    (Q) Security held in the Pennsylvania Municipal Fund.

    (R) Security held in the South Carolina Municipal Fund.

    (S) The following abbreviation may be used in the portfolio descriptions:
        VRDN -- Variable Rate Demand Notes

    (T) At Oct. 31, 2008, the value and cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that value and cost was:

                                       SELIGMAN       SELIGMAN        SELIGMAN        SELIGMAN        SELIGMAN        SELIGMAN
                                       NATIONAL       COLORADO         FLORIDA         GEORGIA        LOUISIANA       MARYLAND
                                         FUND           FUND            FUND            FUND            FUND            FUND
Value of securities                  $58,423,721     $29,688,573     $20,961,116    $ 23,222,772     $23,943,388    $31,864,427
Cost of securities for federal
  income tax purposes:               $60,219,582     $29,547,415     $21,322,890    $ 24,200,602     $24,955,212    $32,086,892
Unrealized appreciation              $   896,838     $ 1,031,630     $   712,926    $    564,052     $   329,582    $   525,925
Unrealized depreciation               (2,692,699)       (890,472)     (1,074,700)     (1,541,882)     (1,341,406)      (748,390)
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation/depreciation          $(1,795,861)    $   141,158     $  (361,774)   $   (977,830)    $(1,011,824)   $  (222,465)
-------------------------------------------------------------------------------------------------------------------------------


                                       SELIGMAN       SELIGMAN        SELIGMAN        SELIGMAN        SELIGMAN        SELIGMAN
                                    MASSACHUSETTS     MICHIGAN        MISSOURI       NEW JERSEY    NORTH CAROLINA       OHIO
                                         FUND           FUND            FUND            FUND            FUND            FUND
Value of securities                  $58,668,193     $67,175,154     $24,311,713    $ 28,198,650     $12,534,821    $82,429,327
Cost of securities for federal
  income tax purposes:               $56,458,983     $68,773,130     $24,233,936    $ 28,610,362     $12,212,469    $83,534,460
Unrealized appreciation              $ 3,023,299     $ 1,426,055     $   815,394    $    768,945     $   548,428    $ 2,160,696
Unrealized depreciation                 (814,089)     (3,024,031)       (737,617)     (1,180,657)       (226,076)    (3,265,829)
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation/depreciation          $ 2,209,210     $(1,597,976)    $    77,777    $   (411,712)    $   322,352    $(1,105,133)
-------------------------------------------------------------------------------------------------------------------------------


                                                                                      SELIGMAN
                                                                                      NATIONAL
                                       SELIGMAN       SELIGMAN        SELIGMAN          FUND
                                        OREGON      PENNSYLVANIA   SOUTH CAROLINA     PRO FORMA
                                         FUND           FUND            FUND          COMBINED
Value of securities                  $44,291,910     $13,283,555     $61,364,217    $580,361,537
Cost of securities for federal
  income tax purposes:               $44,433,329     $12,924,554     $62,349,899    $585,863,715
Unrealized appreciation              $ 1,191,477     $   557,377     $ 1,254,167    $ 15,806,791
Unrealized depreciation               (1,332,896)       (198,376)     (2,239,849)    (21,308,969)
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation/depreciation          $  (141,419)    $   359,001     $  (985,682)   $ (5,502,178)
-------------------------------------------------------------------------------------------------------------------------------


PART C. OTHER INFORMATION

Item 15. Indemnification

     Reference is made to the provisions of Articles TWELFTH and THIRTEENTH of Registrant's Amended and Restated Articles of Incorporation filed to Registrant's Post-Effective Amendment No. 30 to the Registration Statement and Article X of Registrant's Amended and Restated By-laws filed to Post-Effective Amendment No. 43 filed on January 30, 2006.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act as is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a) Articles Supplementary abolishing Class D shares dated May 16, 2008. (Incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed on January 28, 2009.)

(1)(b) Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on May 28, 1999.)

(1)(c) Amended and Restated Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(2) Amended and Restated By-laws of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 43 filed on January 30, 2006.)

(3)     Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A to Part A of this Registration Statement.

(5) Copy of Specimen Certificate of Capital Stock for Class D Shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on January 27, 1998.)

(6) Management Agreement between Registrant and RiverSource Investments, LLC. (Incorporated by reference to Registrant's Post-Effective Amendment No. 48 filed on January 28, 2009.)

(7)(a) Form of Amended Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed on January 28, 2003.)

(7)(b) Form of Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-01886) filed on May 28, 1999.)

(7)(c) Form of Bank Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-01886) filed on May 28, 1999.)

(7)(d) Distributing Agreement between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(7)(e) Form of Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(7)(f) Form of Revised Sales and 12b-1 Agreement between RiverSource Fund Distributors, Inc. and Dealers. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(8) Deferred Compensation Plan for Directors/Trustees of the RiverSource complex of funds. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(9)(a) Form of Custody and Investment Accounting Agreement between Registrant and Investors Fiduciary Trust Company (as assigned to State Street Bank and Trust Company on April 28, 2000). (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on January 29, 1997.)

(9)(b) Form of Amendment to Custody Agreement dated April 1, 2001 between the Registrant and State Street Bank and Trust Company, to be filed by amendment. (Incorporated by reference to Registrant's Post -Effective Amendment No. 48 filed on January 28, 2009.)

(10)(a) Form of Amended Administration, Shareholder Services and Distribution Plan of the Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 39 filed on January 28, 2003.)

(10)(b) Form of Amended Administration, Shareholder Services and Distribution Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). and Dealers. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-01886) filed on May 28,1999.)

(10)(c) Form of Services Agreement between Morgan Stanley Dean Witter, Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(d) Form of Selected Dealer Agreement between Merrill Lynch and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(e) Form of Supplemental Fund Services Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811- 21365) filed on December 29, 2006.)

(10)(f) Form of Services Agreement between CIBC Oppenheimer & Co., Inc and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(g) Form of Services Agreement between Paine Webber Incorporated and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(h) Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(i) Participation Agreement between Smith Barney Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant's Post-Effective Amendment No. 42 filed on January 29, 2005.)

(10)(j) Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, Seligman Advisors, Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Data Corp.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(k) Form of Mutual Fund Dealer Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Smith Barney Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(10)(l) Form of Supplemental Fund Services Agreement between The Princeton Retirement Group, Inc. and GPC Securities, Inc. and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on December 29, 2006.)

(10)(m) Form of Mutual Fund Services Agreement between Prudential Investment Management Services LLC, Prudential Investments LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(10)(n) Form of Operating Agreement between Pershing LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(10)(o) Form of Load Fund Operating Agreement between Charles Schwab & Co., the Registrant, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(10)(p) Form of Plan of Multiple Classes of Shares (Two Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. (Incorporated by reference to Post-Effective Amendment No. 48 filed on January 28, 2009.)

(11) Opinion and consent of counsel as to the legality of the securities being registered to be filed by Amendment.

(12)    Tax opinion to be filed by Amendment.

(13)(a) Form of Administrative Services Agreement dated November 7, 2008, between Registrant and Ameriprise Financial, Inc. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(13)(b) Form of License Agreement between Ameriprise Financial, Inc. and the Seligman funds (Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement of RiverSource Diversified Income Series, Inc. (File No. 2-51586) filed on October 30, 2007.)

(14) Consent of Independent Registered Public Accounting Firm to be filed by Amendment.

(15)    Financial Statements: Not applicable.

(16) Directors/Trustees Power of Attorney to sign this Registration Statement and its amendments, dated Jan. 8, 2009, is filed electronically herewith as Exhibit (16).

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant dated November 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(17)(b) Codes of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008 and November 15, 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(17)(c) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(17)(d) Prospectus, dated Feb. 2, 2009, for Seligman Municipal Funds (for Buying Fund and Selling Funds) to be filed by Amendment.

(17)(e) Statement of Additional Information, dated Feb. 2, 2009, for Seligman Municipal Fund Series, Inc. (on behalf of the Buying Fund, Seligman National Fund, and the following Selling Funds: Seligman Colorado Fund, Seligman Georgia Fund, Seligman Louisiana Fund, Seligman Maryland Fund, Seligman Massachusetts Fund, Seligman Michigan Fund, Seligman Missouri Fund, Seligman Ohio Fund, Seligman Oregon Fund and Seligman South Carolina Fund) to be filed by Amendment.

(17)(f) Statement of Additional Information, dated Feb. 2, 2009, for Seligman Municipal Series Trust (on behalf of the following Selling Fund:
        Seligman Florida Municipal Series) to be filed by Amendment.

(17)(g) Statement of Additional Information, dated Feb. 2, 2009, for Seligman Municipal Series Trust (on behalf of the following Selling Fund:
        Seligman North Carolina Municipal Series) to be filed by Amendment.

(17)(h) Statement of Additional Information, dated Feb. 2, 2009, for Seligman New Jersey Municipal Fund, Inc. (Selling Fund) to be filed by Amendment.

(17)(i) Statement of Additional Information, dated Feb. 2, 2009, for Seligman Pennsylvania Municipal Fund Series (Selling Fund) to be filed by Amendment.

(17)(j) Annual Report for the period ended Sept. 30, 2008 for Seligman Municipal Fund Series, Inc. (on behalf of the Buying Fund, Seligman National Fund, and the following Selling Funds: Seligman Colorado Fund, Seligman Georgia Fund, Seligman Louisiana Fund, Seligman Maryland Fund, Seligman Massachusetts Fund, Seligman Michigan Fund, Seligman Missouri Fund, Seligman Ohio Fund, Seligman Oregon Fund and Seligman South Carolina
        Fund) to be filed by Amendment.

(17)(k) Annual Report for the period ended Sept. 30, 2008 for Seligman Municipal Funds (on behalf of the following Selling Funds: Seligman Florida Fund, Seligman North Carolina Fund, Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund Series) to be filed by Amendment.

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Minneapolis, and State of Minnesota on the 26th day of February, 2009.

SELIGMAN MUNICIPAL FUND SERIES, INC.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President


By /s/ Lawrence P. Vogel
   ---------------------------------
   Lawrence P. Vogel
   Treasurer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of February, 2009.

Signature                              Capacity
------------------------------------   ------------------

/s/ Stephen R. Lewis, Jr.*             Chair of the Board
------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                 Director
------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                   Director
------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                 Director
------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                 Director
------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                     Director
------------------------------------
Anne P. Jones


/s/ Jeffrey Laikind*                   Director
------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                     Director
------------------------------------
John F. Maher


/s/ Catherine James Paglia*            Director
------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                   Director
------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*              Director
------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*               Director
------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically herewith as Exhibit (16), by:


/s/ Scott R. Plummer
------------------------------------
Scott R. Plummer

                                  EXHIBIT INDEX

(16) Directors/Trustees Power of Attorney to sign this Registration Statement and its amendments, dated Jan. 8, 2009.